AS FILED WITH THE SEC ON __________________.           REGISTRATION NO. 33-29181


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   ----------

                                    FORM S-6

                         POST-EFFECTIVE AMENDMENT NO. 12

                FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933
               OF SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED
                                 ON FORM N-8B-2

                                   ----------

                                   PRUCO LIFE
                          VARIABLE APPRECIABLE ACCOUNT
                              (Exact Name of Trust)

                          PRUCO LIFE INSURANCE COMPANY
                               (Name of Depositor)

                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                                 (800) 286-7754
          (Address and telephone number of principal executive offices)

                                   ----------

                                THOMAS C. CASTANO
                               ASSISTANT SECRETARY
                          PRUCO LIFE INSURANCE COMPANY
                              213 WASHINGTON STREET
                          NEWARK, NEW JERSEY 07102-2992
                     (Name and address of agent for service)

                                    Copy to:
                                JEFFREY C. MARTIN
                                 SHEA & GARDNER
                         1800 MASSACHUSETTS AVENUE, N.W.
                             WASHINGTON, D.C. 20036

                                   ----------

It is proposed that this filing will become effective (check appropriate space):

|_|  immediately upon filing pursuant to paragraph (b) of Rule 485

|X|  on May 1, 1999 pursuant to paragraph (b) of Rule 485
          (date)

|_|  60 days after filing pursuant to paragraph (a) of Rule 485


|_|  on _____________________ pursuant to paragraph (a) of Rule 485
             (date)

                              CROSS REFERENCE SHEET
                          (AS REQUIRED BY FORM N-8B-2)


N-8B-2 ITEM NUMBER  LOCATION
------------------  --------


          1.        Cover Page

          2.        Cover Page

          3.        Not Applicable

          4.        Sale of the Contract and Sales Commissions

          5.        Pruco Life Variable Universal Account

          6.        Pruco Life Variable Universal Account

          7.        Not Applicable

          8.        Not Applicable

          9.        Litigation

         10. Brief Description of the Contract; Short-Term Cancellation Right or "Free Look"; Transfers; Refund of Sales Charges; Reduction of Charges; Cash Surrender Value; Death Benefit; Partial Withdrawal of Cash Surrender Value; When Proceeds are Paid; Contract Loans; Exchange Right Available in Some States; Reduced Paid-Up Insurance Option Available in Some States; Voting Rights; Substitution of Series Fund Shares; Changes in Face Amount

         11. Brief Description of the Contract; Pruco Life Variable Universal Account

         12. Cover Page; Brief Description of the Contract; The Prudential Series Fund, Inc.; Sale of the Contract and Sales Commissions

         13. Brief Description of the Contract; The Prudential Series Fund, Inc.; Premiums; Allocation of Premiums; Charges and Expenses; Refund of Sales Charges; Reduction of Charges; Sale of the Contract and Sales Commissions

         14. Brief Description of the Contract; Detailed Information for Prospective Contract Owners

         15. Brief Description of the Contract; Premiums; Allocation of Premiums; Transfers

         16. Brief Description of the Contract; Detailed Information for Prospective Contract Owners

         17. Partial Withdrawal of Cash Surrender Value; When Proceeds are Paid

         18.        Pruco Life Variable Universal Account; Cash Surrender Value

         19.        Reports to Contract Owners

N-8B-2 ITEM NUMBER  LOCATION
------------------  --------

         20.        Not Applicable

         21.        Contract Loans

         22.        Not Applicable

         23.        Not Applicable

         24.        Other General Contract Provisions; The Prudential Series
                    Fund, Inc.

         25.        Pruco Life Insurance Company; The Prudential Series
                    Fund, Inc.

         26. Brief Description of the Contract; The Prudential Series Fund, Inc.; Charges and Expenses

         27.        Pruco Life Insurance Company

         28.        Pruco Life Insurance Company; Directors and Officers

         29.        Pruco Life Insurance Company

         30.        Not Applicable

         31.        Not Applicable

         32.        Not Applicable

         33.        Not Applicable

         34.        Not Applicable

         35.        Pruco Life Insurance Company

         36.        Not Applicable

         37.        Not Applicable

         38.        Sale of the Contract and Sales Commissions

         39.        Sale of the Contract and Sales Commissions

         40.        Not Applicable

         41.        Sale of the Contract and Sales Commissions

         42.        Not Applicable

         43.        Not Applicable

         44. Brief Description of the Contract; The Prudential Series Fund, Inc; Cash Surrender Value; Death Benefit

         45.        Not Applicable

         46. Brief Description of the Contract; Pruco Life Variable Universal Account; The Prudential Series Fund, Inc.

N-8B-2 ITEM NUMBER  LOCATION
------------------  --------


         47.        Pruco Life Variable Universal Account

         48.        Not Applicable

         49.        Not Applicable

         50.        Not Applicable

         51.        Not Applicable

         52.        Substitution of Series Fund Shares

         53.        Tax Treatment of Contract Benefits

         54.        Not Applicable

         55.        Not Applicable

         56.        Not Applicable

         57.        Not Applicable

         58.        Not Applicable

         59. Financial Statements: Financial Statements of Pruco Life Variable Universal Account; Consolidated Financial Statements of Pruco Life Insurance Company and Subsidiaries

                                     PART I

                       INFORMATION REQUIRED IN PROSPECTUS

PROSPECTUS

MAY 1, 1999

PRUCO LIFE INSURANCE COMPANY
VARIABLE UNIVERSAL ACCOUNT

                                 PRUSELECT(SM) I
                                  VARIABLE LIFE
                               INSURANCE CONTRACTS


This prospectus describes certain individual flexible premium variable universal life insurance contracts, PRUSELECT(SM) I Variable Life Insurance Contract* (the "Contract"), issued by Pruco Life Insurance Company ("Pruco Life", "us", or "we"), a stock life insurance company. Pruco Life is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). These Contracts provide individual universal life insurance coverage with flexible premium payments and variable investment options. The Contracts are owned by employers, trusts, associations or similar entities for the purpose of providing insurance on the lives of selected employees. As of January 1, 1992, Pruco Life no longer offers these Contracts for sale. In general, the owner, not the insured employee, makes all the premium payments and receives the benefits under the Contracts. The Contracts may be used for funding the owner's liabilities for retiree medical benefits or other non-qualified employee benefits.

The Contracts provide a death benefit and a cash surrender value. The cash surrender value generally increases with the payment of each premium, decreases to reflect charges made by Pruco Life, and varies daily with investment performance of the chosen subaccounts. There is no guaranteed minimum cash surrender value. The death benefit generally remains fixed in the amount or amounts scheduled at the outset of the Contract (the "face amount"). However, Pruco Life may increase the death benefit to maintain the Contract's status as life insurance under the Internal Revenue Code.

You may choose to invest a portion of premiums in one or more of the 15 current subaccounts of the Pruco Life Variable Universal Account (the "Account"). The assets of each subaccount of the Account are invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The attached prospectus for the Series Fund and the Series Fund's statement of additional information describe the investment objectives of and the risks of investing in the 15 portfolios of the Series Fund currently available under the Contracts:


MONEY MARKET                CONSERVATIVE BALANCED    EQUITY
DIVERSIFIED BOND            FLEXIBLE MANAGED         PRUDENTIAL JENNISON
GOVERNMENT INCOME           HIGH YIELD BOND          SMALL CAPITALIZATION STOCK
ZERO COUPON BOND 2000       STOCK INDEX              GLOBAL
ZERO COUPON BOND 2005       EQUITY INCOME            NATURAL RESOURCES

We may offer other subaccounts and portfolios in the future.

The Securities and Exchange Commission ("SEC") maintains a Web site (http://www.sec.gov) that contains material incorporated by reference and other information regarding registrants that file electronically with the SEC.

PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS ATTACHED TO A CURRENT PROSPECTUS FOR THE PRUDENTIAL SERIES FUND, INC.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                          PRUCO LIFE INSURANCE COMPANY
                              213 Washington Street
                          Newark, New Jersey 07102-2992
                            Telephone: (800) 286-7754

*PRUSELECT is a service mark of Prudential.
CVUL-1 Ed 5-99

                                           PROSPECTUS CONTENTS

                                                                                                   PAGE

DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS..................................................1

INTRODUCTION AND SUMMARY..............................................................................2
     BRIEF DESCRIPTION OF THE CONTRACT................................................................2
     PREMIUMS.........................................................................................2
     CHARGES..........................................................................................2

GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY, PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT,
AND THE VARIABLE INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT......................................4
     PRUCO LIFE INSURANCE COMPANY.....................................................................4
     PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT............................................................4
     THE PRUDENTIAL SERIES FUND, INC..................................................................5

DETAILED INFORMATION FOR CONTRACT OWNERS..............................................................5
     REQUIREMENTS FOR ISSUANCE OF A CONTRACT..........................................................5
     SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK".....................................................5
     PREMIUMS.........................................................................................6
     ALLOCATION OF PREMIUMS...........................................................................6
     TRANSFERS........................................................................................6
     CHARGES AND EXPENSES.............................................................................7
     REFUNDS OF SALES CHARGES.........................................................................9
     REDUCTION OF CHARGES.............................................................................9
     CASH SURRENDER VALUE.............................................................................9
     DEATH BENEFIT...................................................................................10
     PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE......................................................11
     CHANGES IN FACE AMOUNT..........................................................................11
     ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS, AND ACCUMULATED PREMIUMS................11
     CONTRACT LOANS..................................................................................12
     WHEN PROCEEDS ARE PAID..........................................................................13
     TAX TREATMENT OF CONTRACT BENEFITS..............................................................14
     LAPSE AND REINSTATEMENT.........................................................................15
     LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS.............................15
     REDUCED PAID-UP INSURANCE OPTION AVAILABLE IN SOME STATES.......................................16
     OTHER GENERAL CONTRACT PROVISIONS...............................................................16
     VOTING RIGHTS...................................................................................16
     SUBSTITUTION OF SERIES FUND SHARES..............................................................17
     REPORTS TO CONTRACT OWNERS......................................................................17
     SALE OF THE CONTRACT AND SALES COMMISSIONS......................................................17
     STATE REGULATION................................................................................17
     EXPERTS.........................................................................................18
     LITIGATION......................................................................................18
     YEAR 2000 COMPLIANCE............................................................................18
     ADDITIONAL INFORMATION..........................................................................19
     FINANCIAL STATEMENTS............................................................................20

DIRECTORS AND OFFICERS...............................................................................21

FINANCIAL STATEMENTS OF PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT........................................A1

CONSOLIDATED FINANCIAL STATEMENTS OF PRUCO LIFE INSURANCE COMPANY AND SUBSIDIARIES...................B1

                          DEFINITIONS OF SPECIAL TERMS
                             USED IN THIS PROSPECTUS

ATTAINED AGE--The insured's age on the Contract date plus the number of Contract years since then.

CASH SURRENDER VALUE--The amount payable to the Contract owner upon surrender of the Contract. It is equal to the Contract Fund plus any refund of sales charges due, minus any Contract debt and applicable charges.

CONTRACT--Pruco Life Pruselect(SM) Variable Life Insurance Policy, an individual flexible premium variable universal life insurance contract.

CONTRACT ANNIVERSARY--The same date as the Contract date in each later year.

CONTRACT DATE--The date the Contract is issued, as specified in the Contract.

CONTRACT DEBT--The principal amount of all outstanding loans plus any interest we have charged that is not yet due and that we have not yet added to the loan.

CONTRACT FUND--The total amount at any time credited to the Contract.

CONTRACT OWNER--The entity, typically an employer, trust or association, that purchases the Contract.

CONTRACT YEAR--A year that starts on the Contract date or on a Contract anniversary.

DEATH BENEFIT--The amount payable upon the death of the insured before the deduction of any outstanding Contract debt.

FACE AMOUNT--The amount[s] of life insurance as shown in the Contract's schedule of face amounts.

ISSUE AGE--The insured's age as of the Contract date.

LOAN VALUE--The maximum amount that a Contract owner may borrow.

MONTHLY DATE--The Contract date and the same date in each subsequent month.

NET AMOUNT AT RISK--The amount by which the death benefit exceeds the Contract Fund.

PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT (THE "ACCOUNT")--A separate account of Pruco Life registered as a unit investment trust under the Investment Company Act of 1940.

THE PRUDENTIAL SERIES FUND, INC. (THE "SERIES FUND")--A mutual fund with separate portfolios, one or more of which may be chosen as an underlying investment for the Contract.

SUBACCOUNT--An investment division of the Account, the assets of which are invested in the shares of the corresponding portfolio of the Series Fund.

US, WE--Pruco Life Insurance Company ("Pruco Life").

VALUATION PERIOD--The period of time from one determination of the value of the amount invested in a subaccount to the next. Such determinations are made when the net asset values of the portfolios of the Series Fund are calculated, which is generally at 4:15 p.m. Eastern time on each day during which the New York Stock Exchange is open.

YOU--The owner of the Contract.

                            INTRODUCTION AND SUMMARY

THIS SUMMARY PROVIDES A BRIEF OVERVIEW OF THE MORE SIGNIFICANT ASPECTS OF THE CONTRACT. WE PROVIDE FURTHER DETAIL IN THE SUBSEQUENT SECTIONS OF THIS PROSPECTUS AND IN THE CONTRACT. THE CONTRACT, INCLUDING THE APPLICATION ATTACHED TO IT, CONSTITUTES THE ENTIRE AGREEMENT BETWEEN YOU AND PRUCO LIFE AND YOU SHOULD RETAIN THESE DOCUMENTS.

BRIEF DESCRIPTION OF THE CONTRACT

The Contract is an individual flexible premium variable universal life insurance contract offered by Pruco Life Insurance Company ("Pruco Life", "us", or "we") to employers, trusts, associations or similar entities and that provide insurance on the lives of covered employees or other insured individuals. As of January 1, 1992, Pruco Life no longer offers these Contracts for sale. In general, the Contract owner, and not the insured, makes the premium payments and receives benefits under the Contracts; the original owner may, however, be able to assign certain Contract rights.

The Contract is a form of variable universal life insurance. It is based on a Contract Fund, the value of which changes every business day. You may invest premiums in one or more of the 15 available subaccounts. Your Contract Fund value changes every day depending upon Contract charges, described in the chart below, and upon the change in the value of the particular subaccounts that you have selected.

Although the value of your Contract Fund will increase if there is favorable investment performance in the subaccounts you select, there is a risk that investment performance will be unfavorable and that the value of your Contract Fund will decrease. The risk will be different, depending upon the subaccounts you choose.

PREMIUMS

You have flexibility with respect to the payment of premiums. You generally select the amount and timing of premium payments. The Contract typically sets forth a schedule of annual target premiums that you may pay, but you need not adhere to that schedule and instead may vary the timing and amount of premiums. See PREMIUMS, page 2.

You are not required to pay any specific premium level to ensure that the Contract remains inforce. Rather, the Contract will not lapse as long as the Contract Fund is sufficient to pay the monthly charges. The payment of any specified premium level does not guarantee that the Contract will remain inforce. See LAPSE AND REINSTATEMENT, page 15.

You may choose to have the premiums (after deduction of a $2 administrative charge, any applicable taxes attributable to premiums, and a sales load) invested in one or more of 15 subaccounts. Each subaccount is invested in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"), a series mutual fund for which The Prudential Insurance Company of America ("Prudential") acts as the investment adviser. Information about the Series Fund portfolios can be found under THE PRUDENTIAL SERIES FUND, INC. on page 5 and in the attached prospectus for the Series Fund.

Because you may invest premiums in these various subaccounts, the Contract offers an opportunity for the cash surrender value to appreciate more rapidly than it would under comparable fixed-benefit insurance. You must accept the risk that, if investment performance is unfavorable, the cash surrender value may not appreciate as rapidly or may decrease in value.

CHARGES

We deduct certain charges from each premium payment and from the amounts held in the designated subaccount[s]. All these charges, which are largely designed to cover insurance costs and risks as well as sales and administrative expenses, are fully described under CHARGES AND EXPENSES on page 7. In brief, Pruco Life may make the following charges:

          ------------------------------------------------------------
                                 PREMIUM PAYMENT
          ------------------------------------------------------------
                                       |
                         --------------------------------
                          o    less charge for taxes
                               attributable to premiums

                          o    less $2 processing fee
                         --------------------------------
                                       |
              ------------------------------------------------------
               o    less a front-end sales load of not more than 7%
              ------------------------------------------------------
                                       |
--------------------------------------------------------------------------------
                             INVESTED PREMIUM AMOUNT

o To be invested in one or a combination of the 15 available portfolios of The Prudential Series Fund, Inc.
--------------------------------------------------------------------------------
                                       |
--------------------------------------------------------------------------------
                                 DAILY CHARGES

o We deduct a daily charge equivalent to an annual rate of up to 0.9% from the assets of each of the variable subaccounts for mortality and expense risks.

o We deduct management fees and expenses from the Series Fund assets. See THE PRUDENTIAL SERIES FUND, INC., page 5.
--------------------------------------------------------------------------------
                                       |
--------------------------------------------------------------------------------
                                MONTHLY CHARGES

o We deduct an administrative charge of up to $3 plus up to $0.04 per $1,000 of face amount of insurance from the Contract Fund.

o We deduct a charge for anticipated mortality (the "cost of insurance charge") with the maximum charge based on 100% of the 1980 Commissioners Standard Ordinary Mortality Tables ("1980 CSO Tables"), with appropriate adjustments for substandard rating classes.

--------------------------------------------------------------------------------
                                       |
--------------------------------------------------------------------------------
                          POSSIBLE ADDITIONAL CHARGES

o We deduct an administrative processing charge of up to $15 in connection with each partial withdrawal of excess cash surrender value.

o We deduct an administrative processing charge of up to $15 in connection with each decrease in face amount.
--------------------------------------------------------------------------------

Under certain circumstances, Contract owners may receive a refund of a portion of the sales charge. See REFUNDS OF SALES CHARGES, page 9.

For DEFINITIONS OF SPECIAL TERMS USED IN THIS PROSPECTUS, see page 1.

Additional information may also be obtained from Pruco Life. The address and telephone number are set forth on the cover of this prospectus.

                                   ----------

THE REPLACEMENT OF LIFE INSURANCE IS GENERALLY NOT IN YOUR BEST INTEREST. IN MOST CASES, IF YOU REQUIRE ADDITIONAL COVERAGE, THE BENEFITS OF YOUR EXISTING CONTRACT CAN BE PROTECTED BY PURCHASING ADDITIONAL INSURANCE OR A SUPPLEMENTAL CONTRACT. IF YOU ARE CONSIDERING REPLACING A CONTRACT, YOU SHOULD COMPARE THE BENEFITS AND COSTS OF SUPPLEMENTING YOUR EXISTING CONTRACT WITH THE BENEFITS AND COSTS OF PURCHASING ANOTHER CONTRACT AND YOU SHOULD CONSULT A QUALIFIED TAX ADVISER.

THIS PROSPECTUS WAS ONLY OFFERED IN JURISDICTIONS IN WHICH THE OFFERING WAS LAWFUL. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS, AND IN THE PRUDENTIAL SERIES FUND PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION.

             GENERAL INFORMATION ABOUT PRUCO LIFE INSURANCE COMPANY,
   PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT, AND THE VARIABLE INVESTMENT OPTIONS
                          AVAILABLE UNDER THE CONTRACT

PRUCO LIFE INSURANCE COMPANY

Pruco Life is a stock life insurance company, organized in 1971 under the laws of the State of Arizona. It is licensed to sell life insurance and annuities in the District of Columbia, Guam, and in all states except New York. Pruco Life is a wholly-owned subsidiary of Prudential, a mutual insurance company founded in 1875 under the laws of the State of New Jersey. Prudential is currently considering reorganizing itself into a publicly traded stock company through a process known as "demutualization." On February 10, 1998, the Company's Board of Directors authorized management to take the preliminary steps necessary to allow the Company to demutualize. On July 1, 1998, legislation was enacted in New Jersey that would permit this conversion to occur and that specified the process for conversion. Demutualization is a complex process involving development of a plan of reorganization, adoption of a plan by the Company's Board of Directors, a public hearing, voting by qualified policyholders and regulatory approval, all of which could take two or more years to complete. Prudential's management and Board of Directors have not yet determined to demutualize and it is possible that, after careful review, Prudential could decide not to go public.

The plan of reorganization, which hasn't been developed and approved, would provide the criteria for determining eligibility and the methodology for allocating shares or other consideration to those who would be eligible. Generally, the amount of shares or other consideration eligible customers would receive would be based on a number of factors, including the types, amounts and issue years of their policies. As a general rule, owners of Prudential-issued insurance policies and annuity contracts would be eligible, while mutual fund customers and customers of the Company's subsidiaries, such as the Pruco Life insurance companies, would not be. It has not yet been determined whether any exceptions to that general rule will be made with respect to policyholders and contract owners of Prudential's subsidiaries.

As of December 31, 1998, Prudential has invested over $442 million in Pruco Life in connection with Pruco Life's organization and operation. Prudential may make additional capital contributions to Pruco Life as needed to enable it to meet its reserve requirements and expenses in connection with its business. Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contract. Pruco Life's consolidated financial statements begin on page B1 and should be considered only as bearing upon Pruco Life's ability to meet its obligations under the Contracts.

PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

Pruco Life Variable Universal Account (the "Account") was established on April 17, 1989 under Arizona law as a separate investment account. The Account meets the definition of a "separate account" under the federal securities laws. The Account holds assets that are segregated from all of Pruco Life's other assets.

The obligations to Contract owners and beneficiaries arising under the Contracts are general corporate obligations of Pruco Life. Pruco Life is also the legal owner of the assets in the Account. Pruco Life will maintain assets in the Account with a total market value at least equal to the reserve and other liabilities relating to the variable benefits attributable to the Account. These assets may not be charged with liabilities which arise from any other business Pruco Life conducts. In addition to these assets, the Account's assets may include funds contributed by Pruco Life to commence operation of the Account and may include accumulations of the charges Pruco Life makes against the Account. From time to time these additional assets will be transferred to Pruco Life's general account. Before making any such transfer, Pruco Life will consider any possible adverse impact the transfer might have on the Account.

The Account is a unit investment trust, which is a type of investment company. It is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 ("1940 Act"). This does not involve any supervision by the SEC of the management or investment policies or practices of the Account. For state law purposes, the Account is treated as a part or division of Pruco Life. Currently, you may invest in one or a combination of 15 available subaccounts within the Account, each of which invests in a single corresponding portfolio of the Series Fund. Additional subaccounts may be added in the future. The Account's financial statements begin on page A1.

THE PRUDENTIAL SERIES FUND, INC.

The Prudential Series Fund, Inc. (the "Series Fund") is registered under the 1940 Act as an open-end diversified management investment company. Its shares are currently sold only to separate accounts of Prudential and certain other insurers that offer variable life insurance and variable annuity contracts. The Account will purchase and redeem shares from the Series Fund at net asset value. Shares will be redeemed to the extent necessary for Pruco Life to provide benefits under the Contract and to transfer assets from one subaccount to another, as requested by Contract owners. Any dividend or capital gain distribution received from a portfolio of the Series Fund will be reinvested immediately at net asset value in shares of that portfolio and retained as assets of the corresponding subaccount.

Prudential is the investment adviser for the assets of each of the portfolios of the Series Fund. Prudential's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. Prudential has a Service Agreement with its wholly-owned subsidiary The Prudential Investment Corporation ("PIC"). The Service Agreement provides that, subject to Prudential's supervision, PIC will furnish investment advisory services in connection with the management of the Series Fund. In addition, Prudential has entered into a Subadvisory Agreement with its wholly-owned subsidiary Jennison Associates LLC ("Jennison"). Jennison furnishes investment advisory services in connection with the management of the Prudential Jennison Portfolio. Further detail is provided in the prospectus and statement of additional information for the Series Fund. Prudential, PIC, and Jennison are registered as investment advisers under the Investment Advisers Act of 1940.

As an investment adviser, Prudential charges the Series Fund a daily investment management fee as compensation for its services. In addition to the investment management fee, each portfolio incurs certain expenses, such as accounting and custodian fees. See CHARGES AND EXPENSES, page 7.

In the future it may become disadvantageous for both variable life insurance and variable annuity contract separate accounts to invest in the same underlying mutual fund. Neither the companies that invest in the Series Fund nor the Series Fund currently foresees any such disadvantage. The Series Fund's Board of Directors intends to monitor events in order to identify any material conflict between variable life insurance and variable annuity contract owners and to determine what action, if any, should be taken. Material conflicts could result from such things as: (1) changes in state insurance law; (2) changes in federal income tax law; (3) changes in the investment management of any portfolio of the Series Fund; or (4) differences between voting instructions given by variable life insurance and variable annuity contract owners.

A FULL DESCRIPTION OF THE SERIES FUND, ITS INVESTMENT OBJECTIVES, MANAGEMENT, POLICIES, RESTRICTIONS, EXPENSES, INVESTMENT RISKS, AND ALL OTHER ASPECTS OF ITS OPERATION IS CONTAINED IN THE ATTACHED PROSPECTUS FOR THE SERIES FUND AND IN ITS STATEMENT OF ADDITIONAL INFORMATION, WHICH SHOULD BE READ IN CONJUNCTION WITH THIS PROSPECTUS. THERE IS NO ASSURANCE THAT THE INVESTMENT OBJECTIVES OF THE SERIES FUND WILL BE MET.


                    DETAILED INFORMATION FOR CONTRACT OWNERS

REQUIREMENTS FOR ISSUANCE OF A CONTRACT

As of January 1, 1992, these Contracts were no longer available for sale. Pruco Life offered the Contracts on both an individually underwritten basis and a guaranteed issue basis. Underwritten Contracts required individualized evidence of the insured's insurability and rating class. Guaranteed issue Contracts were issued in certain circumstances on associated individuals, such as those employees of a company who met criteria established by Pruco Life. The minimum face amount offered depended on whether the Contract was issued on an underwritten or guaranteed issue basis (the face amount is the minimum death benefit, absent Contract debt or default). The minimum face amounts offered were $100,000 for an underwritten Contract and $50,000 for a Contract issued on a guaranteed issue basis. A Contract owner could have established a schedule of face amounts under which the face amount changes on designated dates.

Generally, the Contract was issued on insureds between the ages of 20 and 75 for underwritten Contracts, and between the ages of 20 and 64 for guaranteed issue Contracts. In its discretion, Pruco Life may have issued the Contract on insureds of other ages.

SHORT-TERM CANCELLATION RIGHT OR "FREE LOOK"

Generally, you may return the Contract for a refund within 10 days after you receive it, within 45 days after Part I of the application for insurance is signed or within 10 days after Pruco Life mails or delivers a Notice of Withdrawal Right, whichever is latest. Some states allow a longer period of time during which a Contract may be returned for a refund. A refund can be requested by mailing or delivering the Contract to the representative who sold it or to the Home Office specified in the Contract. A Contract returned according to this provision shall be deemed void from the beginning. The Contract owner will then receive a refund of all premium payments made, plus or minus any change due to investment experience. However, if applicable law so requires, the Contract owner who exercises his or her short-term cancellation right will receive a refund of all premium payments made, with no adjustment for investment experience.

PREMIUMS

Pruco Life sets a minimum initial premium for issuance of a Contract. A Contract typically contains a schedule of annual target premiums that the owner may pay. The Contract owner need not follow that schedule, however, and has considerable flexibility with respect to the timing and amount of payments. The minimum premium Pruco Life will accept is $25, and Pruco Life reserves the right to limit premiums over the target amount in any year to $10,000. Pruco Life may also refuse to accept a premium that will immediately result in an increase in the death benefit. See DEATH BENEFIT, page 10. The amount of premium payments made by the Contract owner will affect the Contract's cash surrender value and the likelihood of lapse, and may affect the size of the death benefit. Payment of premiums in excess of certain amounts will cause the Contract to become a Modified Endowment Contract, which affects the tax treatment of pre-death distributions under the Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 14.

ALLOCATION OF PREMIUMS

On the Contract date, Pruco Life deducted any applicable charge for taxes attributable to premiums, the $2 processing charge, and the front-end sales charge from the initial premium, and the first monthly charges were made. See CHARGES AND EXPENSES, page 7. Except as provided below, the remainder of the initial premium was allocated among the subaccounts according to your specified allocation. In certain states, any Contract owner who exercised his or her short-term cancellation ("free-look") right received a return of premium with no adjustment for investment experience. For those Contract owners, the initial premium remaining after the deduction of the charges described above was allocated to the Money Market Subaccount until the end of the free-look period. If receipt of the first premium preceded the Contract date, there was a period during which the Contract owner's initial premium was not invested.

The charge for taxes attributable to premiums, the $2 processing charge, and the front-end sales charge also apply to all subsequent premium payments. The remainder is invested as of the end of the valuation period in which it is received at a Home Office in accordance with the allocation you previously designated. Provided the Contract is not in default, you may change the way in which subsequent premiums are allocated by giving written notice to a Home Office, or by telephoning a Home Office, provided you are enrolled to use the Telephone Transfer System. There is no charge for reallocating future premiums. The percentage of the invested premium that you may allocate to a particular subaccount must be at least 10% on the date the allocation takes effect. All percentage allocations must be in whole numbers. For example, 33% can be selected but 33-1/3% cannot. Of course, the total allocation to all selected subaccount[s] must equal 100%.

TRANSFERS

If the Contract is not in default, you may, up to four times in each Contract year, transfer amounts from one subaccount to another subaccount. Currently, you may make additional transfers with our consent and without charge. All or a portion of the amount credited to a subaccount may be transferred. The minimum transfer is the lesser of $250 or the amount invested in a particular subaccount.

Transfers among subaccounts will take effect as of the end of the valuation period in which a proper transfer request is received at a Home Office. The request may be in terms of dollars, such as a request to transfer $10,000 from one subaccount to another, or may be in terms of a percentage reallocation among subaccounts. In the latter case, as with premium reallocations, the percentages must be in whole numbers. You may transfer amounts by proper written notice to a Home Office, or by telephone, provided you are enrolled to use the Telephone Transfer System. You will automatically be enrolled to use the Telephone Transfer System unless the Contract is jointly owned or the Contract owner elects not to have this privilege. Telephone transfers may not be available on Contracts that are assigned, (see ASSIGNMENT, page 16), depending on the terms of the assignment. Pruco Life has adopted procedures designed to ensure that requests by telephone are genuine. Pruco Life will not be held liable for following telephone instructions that it reasonably believes to be genuine. Pruco Life cannot guarantee that Contract owners will be able to get through to complete a telephone transfer during peak periods such as periods of drastic economic or market change.

On the liquidation date of a Zero Coupon Bond Subaccount, all its shares held in the corresponding portfolio of the Series Fund will be redeemed. The proceeds of the redemption applicable to each Contract will be transferred to the

Money Market Subaccount unless the Contract owner directs that it be transferred to another subaccount. A transfer that occurs upon the liquidation of a Zero Coupon Bond Subaccount will not be counted as one of the four permissible transfers in a Contract year.

Unless otherwise restricted, a transfer takes effect on the date that proper notice is received at a Home Office.

The Contract was not designed for professional market timing organizations, other organizations, or individuals using programmed, large, or frequent transfers. A pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the subaccounts and will be discouraged. If such a pattern were to be found, we may be required to modify the transfer procedures, including but not limited to refusing transfer requests of an agent under a power of attorney on behalf of more than one Contract owner.

CHARGES AND EXPENSES

This section provides a more detailed description of each charge that is described briefly in the chart on page 3.

In several instances we will use the terms "maximum charge" and "current charge." The "maximum charge," in each instance, is the highest charge that Pruco Life is entitled to make under the Contract. The "current charge" is the lower amount that Pruco Life is now charging. We reserve the right to increase each current charge, up to the maximum charge, without giving any advance notice.

All charges made by Pruco Life, whether deducted from premiums or from the Contract Fund, are set forth below.

  1. We deduct a charge from each premium payment for taxes attributable to premiums. These taxes vary by state, and in some states by locality. The tax rates generally range from 0.75% to 5% (but in some instances it may exceed 5%), with the most common level being 2% of premiums. During 1998, 1997, and 1996, Pruco Life received a total of approximately $1,577, $61,232, and $93,083, respectively, in charges for payment of taxes attributable to premiums.

  2. We deduct an administrative charge of $2 from each premium payment to cover the cost of collecting and processing premiums. During 1998, 1997, and 1996, Pruco Life received a total of approximately $15, $790, and $1,004, respectively, in processing charges.

  3. We deduct a charge from each premium payment for sales expenses. This charge, often called a "sales load", is deducted to compensate us for the costs of selling the Contracts, including commissions, advertising, and the printing and distribution of prospectuses and sales literature. This charge consists of a deduction of up to 7% of the premium remaining after the charge for taxes attributable to premiums and the $2 administrative charge have been deducted. On a non-guaranteed basis, Pruco Life intends to charge only a 5% sales load on payments made after the first year. A portion of the sales load may be refunded to you if aggregate premiums under all Contracts of this type purchased by you exceed an amount determined by Pruco Life (currently $5 million). See REFUNDS OF SALES CHARGES, page 9. During 1998, 1997, and 1996, Pruco Life received a total of approximately $5,313, $205,059, and $151,540, respectively, in sales load charges.

  4. On each Monthly date, (i.e., the Contract date and the same day of each succeeding month), we reduce the Contract Fund by an administrative charge of up to $3 plus up to $0.04 per $1,000 of face amount of insurance. Currently, this charge is not more than $6 per month on a non-guaranteed basis. This charge compensates Pruco Life for administrative expenses incurred, among other things, in issuing the Contracts, processing claims, paying cash surrender values and death benefits, keeping records, and communicating with Contract owners. During 1998, 1997, and 1996, Pruco Life received a total of approximately $25,788, $35,000, and $35,000, respectively, in monthly administrative charges.

  5. We deduct a mortality charge (also referred to as a "cost of insurance charge") from the Contract Fund on each Monthly date to cover anticipated mortality costs. When an insured dies, the amount of the death benefit paid to the beneficiary is larger than the Contract Fund. The mortality charges are designed to enable Pruco Life to pay this larger death benefit. The charge is determined by multiplying the applicable "net amount at risk" (the amount by which the death benefit, computed as if there were no Contract debt, exceeds the Contract Fund) by a mortality rate based upon the insured's sex, issue age and current attained age, and the anticipated mortality for that class of persons. The maximum rate that Pruco Life may charge for underwritten Contracts which are not in a substandard risk class is 100% of the applicable rates of the non-smoker/smoker 1980 CSO Tables. The maximum rate that Pruco Life may charge under Contracts issued on a guaranteed issue basis which are not in a substandard risk class is 100% of the applicable rates of the composite 1980 CSO Tables. Higher rates apply if the insured is determined to be in a substandard risk class. Current cost of insurance rates are typically lower than the maximum rates.

  6. We deduct a charge for assuming mortality and expense risks. This is done by deducting daily, from the assets of each of the subaccounts, a percentage of those assets up to an effective annual rate of 0.9%. Pruco Life currently intends to charge only 0.6% on these Contracts, but reserves the right to make the full 0.9% charge. The mortality risk assumed is that insureds may live for a shorter period of time than Pruco Life estimated when it determined what mortality charges to make. The expense risk assumed is that expenses will be greater than Pruco Life estimated in fixing its administrative charges. During 1998, 1997, and 1996, Pruco Life received a total of approximately $400,378, $341,984, and $273,293, respectively, in mortality and expense risk charges.

  7. In connection with each partial withdrawal of cash surrender value, we deduct an administrative processing charge, which is the lesser of: (a) $15 or; (b) 2% of each withdrawal. See PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE, page 11.

  8. We deduct an administrative processing charge of up to $15 in connection with each decrease in face amount. See CHANGES IN FACE AMOUNT, page 11.

  9. The Account purchases shares of the Series Fund at net asset value. The net asset value of those shares reflects investment management fees and expenses already deducted from the assets of the Series Fund. More detailed information is contained in the attached prospectus for the Series Fund.

      The total expenses of each portfolio for the year 1998, expressed as a percentage of the average assets during the year, are shown below:

       ----------------------------------------------------------------------------------------------------
                                        INVESTMENT           OTHER EXPENSES               TOTAL
                      PORTFOLIO        ADVISORY FEE          (after expense           EXPENSES (after
                                                             reimbursement)*        expense reimbursement)*
       ----------------------------------------------------------------------------------------------------
       MONEY MARKET                        0.40%                 0.01%                     0.41%
       DIVERSIFIED BOND                    0.40%                 0.02%                     0.42%
       GOVERNMENT INCOME                   0.40%                 0.03%                     0.43%
       ZERO COUPON BOND 2000               0.40%                 0.00%*                    0.40%*
       ZERO COUPON BOND 2005               0.40%                 0.00%*                    0.40%*
       CONSERVATIVE BALANCED               0.55%                 0.02%                     0.57%
       FLEXIBLE MANAGED                    0.60%                 0.01%                     0.61%
       HIGH YIELD BOND                     0.55%                 0.03%*                    0.58%*
       STOCK INDEX                         0.35%                 0.02%*                    0.37%*
       EQUITY INCOME                       0.40%                 0.02%*                    0.42%*
       EQUITY                              0.45%                 0.02%                     0.47%
       PRUDENTIAL JENNISON                 0.60%                 0.03%                     0.63%
       SMALL CAPITALIZATION STOCK          0.40%                 0.07%                     0.47%
       GLOBAL                              0.75%                 0.11%                     0.86%
       NATURAL RESOURCES                   0.45%                 0.04%*                    0.49%*
       ----------------------------------------------------------------------------------------------------

    * For some of the portfolios, the actual expenses were higher than those shown in the second and third columns. Pruco Life, on a non-guaranteed basis, makes daily adjustments that offset the effect of some of the expenses incurred by certain portfolios. Pruco Life currently makes such adjustments to ensure that the portfolio expenses indirectly borne by a Contract owner investing in:

      (1) the Zero Coupon Bond Portfolios will not exceed the investment management fee;

      (2) the Stock Index Portfolio will not exceed the investment management fee plus 0.05% of the average daily net assets of the portfolio; and

      (3) will not exceed the investment management fee plus 0.1% of the average daily net assets of the portfolio.

      Without such adjustments, the portfolio expenses indirectly borne by a Contract owner, expressed as a percentage of the average daily net assets by portfolio, would have been 0.62% for the Zero Coupon Bond Portfolio 2000 and 0.61% for the Zero Coupon Bond Portfolio 2005 during 1998. No such adjustments were necessary for the High Yield Bond, Stock Index, Equity Income, and Natural Resources Portfolios in 1998. Pruco Life intends to continue these adjustments in the future, although we retain the right to discontinue them.

10. Although the Account is registered as a unit investment trust, it is not a separate taxpayer for purposes of the Code. The earnings of the Account are taxed as part of the operations of Pruco Life. No charge is currently being made to the Account for any company federal income taxes. Pruco Life will review the question of a charge to the Account for company federal income taxes periodically. Such a charge may be made in future years for any company federal income taxes that would be attributable to the Account. Under current law, Pruco Life may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and they are not charged against the Account. If there is a material change in the applicable state or local tax laws, the imposition of any such taxes upon Pruco Life that are attributable to the Account may result in a corresponding charge against the Account.

11. An extra risk charge may be deducted monthly for aviation, occupational or temporary extra risks.

You may specify the subaccount[s] from which the monthly deductions are made. If the amount held in a designated subaccount is insufficient or if no selection is made by the Contract owner, the monthly charges will be deducted based on the portions of the Contract Fund invested in each of the selected subaccount[s].

REFUNDS OF SALES CHARGES

Non-guaranteed refunds of sales load may be made based on such factors as total aggregate premiums of a certain amount over a given period of time and the persistency of the Contracts.

REDUCTION OF CHARGES

In addition to the refund of sales charges noted above, Pruco Life reserves the right to reduce the sales charges and/or other charges on certain multiple life sales, where it is expected that the amount or nature of such multiple sales will result in savings of sales, administrative or other costs. Pruco Life determines both the eligibility for such reduced charges, as well as the amount of such reductions, by considering the following factors:

     (1)  the number of individuals;

     (2) the total amount of premium payments expected to be received from these Contracts;

     (3) the nature of the association between these individuals, and the expected persistency of the individual Contracts;

     (4) the purpose for which the individual Contracts are purchased and whether that purpose makes it likely that costs will be reduced; and

     (5) any other circumstances which Pruco Life believes to be relevant in determining whether reduced costs may be expected.

Some of the reductions in charges for these sales may be contractually guaranteed. Pruco Life may withdraw or modify other reductions on a uniform basis. Pruco Life's reductions in charges for these Contracts will not be unfairly discriminatory to the interests of any Contract owners.

CASH SURRENDER VALUE

The Contract has a cash surrender value which the owner may obtain while the insured is living by surrendering the Contract. Surrendering the Contract may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 14. Unlike traditional fixed-benefit insurance, however, a Contract's cash surrender value is not known in advance because it varies daily with the investment performance of the selected subaccount[s]. It also varies with the amount of invested premiums and charges deducted from the Account. The cash surrender value equals the Contract Fund plus any refund of sales charges due minus any Contract debt from any outstanding loan. The Contract owner may withdraw part of the cash surrender value under certain conditions. See PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE, page 11 and TAX TREATMENT OF CONTRACT BENEFITS, page 14.

There is no minimum cash surrender value. If the Contract Fund is insufficient to pay monthly charges, the Contract will lapse in 61 days unless a payment sufficient to keep the Contract inforce is received. See LAPSE AND REINSTATEMENT, page 15.

The tables on pages T1 through T8 illustrate what the cash surrender values would be for representative Contracts, assuming certain uniform hypothetical investment results in the selected Series Fund portfolio[s].

DEATH BENEFIT

At issue, the Contract specified a face amount or a series of face amounts applicable at different times. Assuming that there is no Contract debt and that the Contract is not in default, the death benefit on any date is equal to the greater of: (1) the current face amount; and (2) the Contract Fund before deduction of any monthly charges due on that date, divided by the net single premium per $1 at the insured's attained age. This second alternative ensures that the death benefit will not be less than the amount of life insurance that could be provided for an invested single premium amount equal to the Contract Fund. The death benefit proceeds will be reduced to reflect any Contract debt.

If the Contract is in default and the insured dies in the 61-day grace period, the death benefit less any overdue charges is payable. If the insured dies after the grace period, no death benefit is payable. See LAPSE AND REINSTATEMENT, page 15.

The death benefit may be increased based on the size of the Contract Fund and the insured's attained age, as described under (2) above. Such an increase ensures that the Contract will satisfy the Internal Revenue Code's definition of life insurance. The death benefit may thereafter vary based on the size of the Contract Fund and the insured's attained age, but will not decrease below the face amount. The net single premium is used only in the calculation of the death benefit, not for premium payment purposes. The following is a table of illustrative net single premiums for $1 of death benefit.

---------------------------------------------------------------------------------------------------------------
                                           REGULAR ISSUE PREFERRED
---------------------------------------------------------------------------------------------------------------
                                      INCREASE IN                                         INCREASE IN INSURANCE
    MALE           NET SINGLE       INSURANCE AMOUNT        FEMALE         NET SINGLE         AMOUNT PER $1
ATTAINED AGE        PREMIUM        PER $1 INCREASE IN    ATTAINED AGE       PREMIUM        INCREASE IN CONTRACT
                                     CONTRACT FUND                                                 FUND
---------------------------------------------------------------------------------------------------------------
     25              .17000              $ 5.88               25             .15112               $ 6.62
     35              .23700              $ 4.22               35             .21127               $ 4.73
     55              .45209              $ 2.21               55             .40090               $ 2.49
     65              .59468              $ 1.68               65             .53639               $ 1.86
---------------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------------
                                               GUARANTEED ISSUE
---------------------------------------------------------------------------------------------------------------
                                       INCREASE IN                                              INCREASE IN
    MALE           NET SINGLE     INSURANCE AMOUNT PER       FEMALE         NET SINGLE     INSURANCE AMOUNT PER
ATTAINED AGE         PREMIUM         $1 INCREASE IN       ATTAINED AGE       PREMIUM          $1 INCREASE IN
                                      CONTRACT FUND                                            CONTRACT FUND
---------------------------------------------------------------------------------------------------------------
     25              .18455              $ 5.42               25             .15687               $ 6.37
     35              .25596              $ 3.91               35             .21874               $ 4.57
     55              .47352              $ 2.11               55             .40746               $ 2.45
     65              .60986              $ 1.64               65             .54017               $ 1.85
---------------------------------------------------------------------------------------------------------------

Whenever the death benefit is determined in this way, Pruco Life reserves the right to refuse to accept further premium payments.

A Contract owner may be able to decrease the face amount of the Contract with Pruco Life's consent. The Contract may become a Modified Endowment Contract and may have tax consequences if such a decrease in the face amount occurs. See CHANGES IN FACE AMOUNT, page 11, and TAX TREATMENT OF CONTRACT BENEFITS, page 14.

PARTIAL WITHDRAWAL OF CASH SURRENDER VALUE

Contract owners may make withdrawals from the Contract Fund. Such withdrawals may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 14. You may make up to four withdrawals per year, subject to certain requirements. The amount withdrawn must be at least $2,000 (in some states the minimum withdrawal amount may be lower). Also, there is an administrative processing fee equal to the lesser of $15 or 2% of the amount withdrawn. A Contract owner may not designate the subaccount[s] from which a withdrawal is to be taken. The amount withdrawn plus the administrative processing fee will be taken proportionately from the Contract Fund based on the portion of the total Contract Fund in a particular subaccount. An amount withdrawn may not be repaid except as a premium subject to the applicable charges. You must make all requests for withdrawals in writing. Upon request, we will tell you how much may be withdrawn. Whenever a withdrawal is made, the face amount may be reduced in order to prevent the net amount at risk from increasing.

No partial withdrawal is permitted if it will result in a new current face amount of less than $100,000 under an underwritten Contract or less than $50,000 under a guaranteed issue Contract. It is important to note that if the face amount is decreased, there is a danger that the Contract might be classified as a Modified Endowment Contract. A withdrawal may affect target premiums and monthly deductions. You should consult your tax adviser and Pruco Life representative before making any withdrawal which causes a decrease in face amount. See TAX TREATMENT OF CONTRACT BENEFITS, page 14. Contract owners who make a partial withdrawal will be sent replacement Contract pages showing the new face amount.

CHANGES IN FACE AMOUNT

Pruco Life may, on a non-contractual basis, permit a Contract owner to decrease the Contract's face amount without withdrawing a portion of the Contract Fund. This can be done to reduce monthly charges. There is an administrative processing fee of up to $15 for such a decrease. You should carefully consider the tax consequences before requesting a decrease in face amount; the Contract may become a Modified Endowment Contract if its face amount is decreased. See TAX TREATMENT OF CONTRACT BENEFITS, page 14. We will not allow a decrease if it will cause the face amount to fall below the minimum face amounts. Decreases in face amount may also be combined with cash withdrawals. In its discretion, Pruco Life may also allow a Contract owner to increase a Contract's face amount based on such factors as changes in the insured's salary.

Increases in a Contract's face amount may also affect whether the Contract is a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 14.

ILLUSTRATIONS OF CASH SURRENDER VALUES, DEATH BENEFITS, AND ACCUMULATED PREMIUMS

The following eight tables show how a Contract's death benefit and cash surrender values change with the investment performance of the Account. They are "hypothetical" because they are based, in part, upon several assumptions which are described below. All eight tables assume the following:

o a Contract with a face amount of $100,000 bought by a male, non-smoker of a given age, with no extra risks or substandard ratings, and no extra benefit riders added to the Contract.

o the given premium is paid on each Contract anniversary, the deduction for taxes attributable to premiums is 2% and no loans are taken.

o the Contract Fund has been invested in equal amounts in each of the 15 available portfolios of the Series Fund.

The first four tables (pages T1 through T4) assume target premiums are paid annually for all years, and the remaining four tables (pages T5 through T8) assume payment of the 7-pay premiums for seven years. These are the maximum annual premiums that may be paid in the first seven years without the Contract's becoming a Modified Endowment Contract under federal tax law. See TAX TREATMENT OF CONTRACT BENEFITS, page 14. Furthermore, as their headings indicate, the following eight tables alternate between tables assuming the current charges will continue for the indefinite future and tables assuming the maximum contractual charges have been made from the beginning.

Finally, there are three assumptions, shown separately, about the average investment performance of the portfolios. The first is that there will be a uniform 0% gross rate of return with the average value of the Contract Fund uniformly adversely affected by very unfavorable investment performance. The other two assumptions are that investment performance will be at a uniform gross annual rate of 6% and 12%. Actual returns will fluctuate from year to year. In addition, death benefits and cash surrender values would be different from those shown if investment returns averaged 0%, 6% and 12% but fluctuated from those averages throughout the years. Nevertheless, these assumptions help show how the Contract values change with investment experience.

The first column in the following eight tables (pages T1 through T8) shows the Contract year. The second column, to provide context, shows what the aggregate amount would be if the premiums had been invested to earn interest, after taxes, at 4% compounded annually. The next three columns show the death benefit payable in each of the years shown for the three different assumed investment returns. The last three columns show the cash surrender value payable in each of the years shown for the three different assumed investment returns. The cash surrender values in the first three years reflect the refund of the prior year's sales charges applicable to surrenders.

A gross return (as well as the net return) is shown at the top of each column. The gross return represents the combined effect of investment income and capital gains and losses, realized or unrealized, of the portfolios before any reduction is made for investment advisory fees or other Series Fund expenses. The net return reflects average total annual expenses of the 15 portfolios of 0.50%, and the daily deduction from the Contract Fund of 0.6% per year for the tables based on current charges and 0.9% per year for the tables based on maximum charges. Thus, assuming current charges, gross investment returns of 0%, 6% and 12% are the equivalent of net investment returns of -1.10%, 4.90% and 10.90%, respectively. Assuming maximum charges, gross investment returns of 0%, 6% and 12% are the equivalent of net investment returns of -1.40%, 4.60% and 10.60%, respectively. The actual fees and expenses of the portfolios associated with a particular Contract may be more or less than 0.50% and will depend on which subaccounts are selected. The death benefits and cash surrender values shown reflect the deduction of all expenses and charges both from the Series Fund and under the Contract.

Your Pruco Life representative can provide you with a hypothetical illustration for your own age, sex, and rating class.


                                                                    ILLUSTRATIONS
                                                                    -------------

                                                     PRUSELECT I VARIABLE LIFE INSURANCE CONTRACT
                                                             MALE PREFERRED ISSUE AGE 35
                                              ASSUME PAYMENT OF $1,402.04 ANNUAL PREMIUMS FOR ALL YEARS
                                                                USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.10% Net)     (4.90% Net)    (10.90% Net)       (-1.10% Net)     (4.90% Net)    (10.90% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  1,458          $100,000        $100,000      $  100,000            $ 1,151        $  1,221      $    1,291
     2           $  2,975          $100,000        $100,000      $  100,000            $ 2,189        $  2,397      $    2,614
     3           $  4,552          $100,000        $100,000      $  100,000            $ 3,235        $  3,652      $    4,104
     4           $  6,192          $100,000        $100,000      $  100,000            $ 4,195        $  4,894      $    5,682
     5           $  7,898          $100,000        $100,000      $  100,000            $ 5,203        $  6,260      $    7,500
     6           $  9,672          $100,000        $100,000      $  100,000            $ 6,187        $  7,681      $    9,505
     7           $ 11,517          $100,000        $100,000      $  100,000            $ 7,151        $  9,163      $   11,721
     8           $ 13,435          $100,000        $100,000      $  100,000            $ 8,095        $ 10,709      $   14,173
     9           $ 15,431          $100,000        $100,000      $  100,000            $ 9,018        $ 12,322      $   16,885
    10           $ 17,506          $100,000        $100,000      $  100,000            $ 9,919        $ 14,004      $   19,886
    15           $ 29,197          $100,000        $100,000      $  104,558            $14,125        $ 23,621      $   40,555
    20           $ 43,420          $100,000        $100,000      $  164,733            $17,648        $ 35,517      $   74,474
    25           $ 60,725          $100,000        $100,000      $  252,139            $20,668        $ 51,187      $  131,541
30 (Age 65)      $ 81,779          $100,000        $118,907      $  377,497            $22,230        $ 70,711      $  224,490
    35           $107,394          $100,000        $141,399      $  561,338            $21,343        $ 94,403      $  374,772
    40           $138,559          $100,000        $167,126      $  837,784            $16,597        $123,157      $  617,371
    45           $176,476          $100,000(2)     $197,811      $1,262,111            $ 4,170(2)     $157,748      $1,006,495

(1) Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 47, unless an additional premium payment was made.

     The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T1




                                                     PRUSELECT I VARIABLE LIFE INSURANCE CONTRACT
                                                             MALE PREFERRED ISSUE AGE 35
                                              ASSUME PAYMENT OF $1,402.04 ANNUAL PREMIUMS FOR ALL YEARS
                                                          USING MAXIMUM CONTRACTUAL CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.40% Net)     (4.60% Net)    (10.60% Net)       (-1.40% Net)     (4.60% Net)    (10.60% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  1,458          $100,000        $100,000        $100,000            $ 1,101        $  1,170        $  1,238
     2           $  2,975          $100,000        $100,000        $100,000            $ 2,086        $  2,286        $  2,494
     3           $  4,552          $100,000        $100,000        $100,000            $ 3,046        $  3,443        $  3,874
     4           $  6,192          $100,000        $100,000        $100,000            $ 3,887        $  4,548        $  5,294
     5           $  7,898          $100,000        $100,000        $100,000            $ 4,799        $  5,793        $  6,960
     6           $  9,672          $100,000        $100,000        $100,000            $ 5,685        $  7,081        $  8,791
     7           $ 11,517          $100,000        $100,000        $100,000            $ 6,543        $  8,416        $ 10,803
     8           $ 13,435          $100,000        $100,000        $100,000            $ 7,375        $  9,798        $ 13,017
     9           $ 15,431          $100,000        $100,000        $100,000            $ 8,178        $ 11,228        $ 15,453
    10           $ 17,506          $100,000        $100,000        $100,000            $ 8,951        $ 12,708        $ 18,135
    15           $ 29,197          $100,000        $100,000        $100,000            $12,319        $ 20,890        $ 36,279
    20           $ 43,420          $100,000        $100,000        $144,792            $14,621        $ 30,456        $ 65,459
    25           $ 60,725          $100,000        $100,000        $212,117            $15,253        $ 41,441        $110,662
30 (Age 65)      $ 81,779          $100,000        $100,000        $301,825            $13,173        $ 54,020        $179,489
    35           $107,394          $100,000        $102,769        $422,571            $ 6,164        $ 68,613        $282,125
    40           $138,559          $      0(2)     $114,727        $586,391            $     0(2)     $ 84,544        $432,117
    45           $176,476          $      0        $126,564        $810,492            $     0        $100,931        $646,343

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 38, unless an additional premium payment was made.

     The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T2




                                                     PRUSELECT I VARIABLE LIFE INSURANCE CONTRACT
                                                             MALE PREFERRED ISSUE AGE 55
                                              ASSUME PAYMENT OF $3,573.47 ANNUAL PREMIUMS FOR ALL YEARS
                                                                USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.10% Net)     (4.90% Net)    (10.90% Net)       (-1.10% Net)     (4.90% Net)    (10.90% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  3,716          $100,000        $100,000        $100,000            $ 2,890        $  3,067        $  3,245
     2           $  7,581          $100,000        $100,000        $100,000            $ 5,477        $  6,003        $  6,552
     3           $ 11,601          $100,000        $100,000        $100,000            $ 8,078        $  9,132        $ 10,274
     4           $ 15,782          $100,000        $100,000        $100,000            $10,445        $ 12,213        $ 14,207
     5           $ 20,129          $100,000        $100,000        $100,000            $12,929        $ 15,603        $ 18,744
     6           $ 24,651          $100,000        $100,000        $100,000            $15,352        $ 19,134        $ 23,763
     7           $ 29,353          $100,000        $100,000        $100,000            $17,715        $ 22,816        $ 29,322
     8           $ 34,244          $100,000        $100,000        $100,000            $20,014        $ 26,657        $ 35,491
     9           $ 39,330          $100,000        $100,000        $100,000            $22,249        $ 30,669        $ 42,349
10 (Age 65)      $ 44,620          $100,000        $100,000        $100,000            $24,418        $ 34,863        $ 49,988
    15           $ 74,416          $100,000        $100,000        $153,475            $34,200        $ 59,182        $102,466
    20           $110,668          $100,000        $124,139        $256,732            $42,038        $ 91,479        $189,189
    25           $154,773          $100,000(2)     $164,289        $413,079            $46,236(2)     $131,016        $329,418


(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 41, unless an additional premium payment was made.

     The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T3



                                                     PRUSELECT I VARIABLE LIFE INSURANCE CONTRACT
                                                             MALE PREFERRED ISSUE AGE 55
                                              ASSUME PAYMENT OF $3,573.47 ANNUAL PREMIUMS FOR ALL YEARS
                                                          USING MAXIMUM CONTRACTUAL CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.40% Net)     (4.60% Net)    (10.60% Net)       (-1.40% Net)     (4.60% Net)    (10.60% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  3,716          $100,000        $100,000        $100,000            $ 2,580         $ 2,747        $  2,915
     2           $  7,581          $100,000        $100,000        $100,000            $ 4,821         $ 5,304        $  5,809
     3           $ 11,601          $100,000        $100,000        $100,000            $ 6,970         $ 7,920        $  8,952
     4           $ 15,782          $100,000        $100,000        $100,000            $ 8,775         $10,346        $ 12,127
     5           $ 20,129          $100,000        $100,000        $100,000            $10,721         $13,073        $ 15,850
     6           $ 24,651          $100,000        $100,000        $100,000            $12,555         $15,852        $ 19,913
     7           $ 29,353          $100,000        $100,000        $100,000            $14,272         $18,683        $ 24,354
     8           $ 34,244          $100,000        $100,000        $100,000            $15,857         $21,560        $ 29,217
     9           $ 39,330          $100,000        $100,000        $100,000            $17,299         $24,479        $ 34,557
10 (Age 65)      $ 44,620          $100,000        $100,000        $100,000            $18,586         $27,437        $ 40,440
    15           $ 74,416          $100,000        $100,000        $121,164            $22,299         $42,965        $ 80,894
    20           $110,668          $100,000        $100,000        $192,809            $19,064         $60,220        $142,083
    25           $154,773          $100,000(2)     $102,627        $288,651            $ 1,335(2)      $81,842        $230,190

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 26, unless an additional premium payment was made.

     The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T4




                                                     PRUSELECT I VARIABLE LIFE INSURANCE CONTRACT
                                                             MALE PREFERRED ISSUE AGE 35
                                               ASSUME PAYMENT OF $3,897 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                                USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.10% Net)     (4.90% Net)    (10.90% Net)       (-1.10% Net)     (4.90% Net)    (10.90% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  4,053          $100,000        $100,000      $  100,000            $ 3,574        $  3,781      $    3,987
     2           $  8,268          $100,000        $100,000      $  100,000            $ 6,842        $  7,469      $    8,120
     3           $ 12,651          $100,000        $100,000      $  100,000            $10,146        $ 11,415      $   12,787
     4           $ 17,210          $100,000        $100,000      $  100,000            $13,221        $ 15,362      $   17,771
     5           $ 21,952          $100,000        $100,000      $  100,000            $16,446        $ 19,701      $   23,511
     6           $ 26,883          $100,000        $100,000      $  103,065            $19,630        $ 24,249      $   29,874
     7           $ 32,011          $100,000        $100,000      $  123,149            $22,774        $ 29,019      $   36,897
     8           $ 33,291          $100,000        $100,000      $  131,259            $22,288        $ 30,212      $   40,643
     9           $ 34,623          $100,000        $100,000      $  139,940            $21,795        $ 31,457      $   44,774
    10           $ 36,008          $100,000        $100,000      $  149,231            $21,294        $ 32,755      $   49,328
    15           $ 43,809          $100,000        $103,517      $  206,742            $18,682        $ 40,151      $   80,189
    20           $ 53,300          $100,000        $108,757      $  288,159            $15,661        $ 49,168      $  130,274
    25           $ 64,848          $100,000        $117,197      $  411,896            $12,213        $ 61,142      $  214,886
30 (Age 65)      $ 78,898          $100,000        $127,220      $  592,840            $ 7,119        $ 75,655      $  352,550
    35           $ 95,991          $      0(2)     $139,450      $  861,193            $     0(2)     $ 93,103      $  574,967
    40           $116,788          $      0        $154,925      $1,267,327            $     0        $114,166      $  933,906
    45           $142,090          $      0        $174,768      $1,892,870            $     0        $139,373      $1,509,507

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 35, unless an additional premium payment was made.

     The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T5





                                                     PRUSELECT I VARIABLE LIFE INSURANCE CONTRACT
                                                             MALE PREFERRED ISSUE AGE 35
                                               ASSUME PAYMENT OF $3,897 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                          USING MAXIMUM CONTRACTUAL CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.40% Net)     (4.60% Net)    (10.60% Net)       (-1.40% Net)     (4.60% Net)    (10.60% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  4,053          $100,000        $100,000      $  100,000            $ 3,518         $ 3,724        $  3,929
     2           $  8,268          $100,000        $100,000      $  100,000            $ 6,721         $ 7,337        $  7,977
     3           $ 12,651          $100,000        $100,000      $  100,000            $ 9,875         $11,112        $ 12,450
     4           $ 17,210          $100,000        $100,000      $  100,000            $12,711         $14,789        $ 17,129
     5           $ 21,952          $100,000        $100,000      $  100,000            $15,766         $18,913        $ 22,600
     6           $ 26,883          $100,000        $100,000      $  100,000            $18,771         $23,222        $ 28,650
     7           $ 32,011          $100,000        $100,000      $  117,843            $21,728         $27,726        $ 35,307
     8           $ 33,291          $100,000        $100,000      $  125,037            $21,126         $28,714        $ 38,716
     9           $ 34,623          $100,000        $100,000      $  132,697            $20,515         $29,734        $ 42,457
    10           $ 36,008          $100,000        $100,000      $  140,851            $19,892         $30,788        $ 46,558
    15           $ 43,809          $100,000        $100,000      $  190,210            $16,529         $36,580        $ 73,777
    20           $ 53,300          $100,000        $100,000      $  257,575            $12,430         $43,254        $116,447
    25           $ 64,848          $100,000        $100,000      $  349,411            $ 6,792         $50,730        $182,288
30 (Age 65)      $ 78,898          $      0(2)     $100,000      $  474,607            $     0(2)      $58,921        $282,239
    35           $ 95,991          $      0        $101,354      $  645,424            $     0         $67,668        $430,911
    40           $116,788          $      0        $103,918      $  879,028            $     0         $76,578        $647,764
    45           $142,090          $      0        $106,842      $1,200,051            $     0         $85,203        $957,005

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 30, unless an additional premium payment was made.

     The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T6





                                                     PRUSELECT I VARIABLE LIFE INSURANCE CONTRACT
                                                             MALE PREFERRED ISSUE AGE 55
                                               ASSUME PAYMENT OF $7,633 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                                USING CURRENT CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.10% Net)     (4.90% Net)    (10.90% Net)       (-1.10% Net)     (4.90% Net)    (10.90% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  7,938          $100,000        $100,000        $100,000            $ 6,847        $  7,247        $  7,648
     2           $ 16,194          $100,000        $100,000        $100,000            $13,093        $ 14,305        $ 15,566
     3           $ 24,780          $100,000        $100,000        $100,000            $19,418        $ 21,872        $ 24,527
     4           $ 33,710          $100,000        $100,000        $100,000            $25,300        $ 29,447        $ 34,115
     5           $ 42,997          $100,000        $100,000        $100,000            $31,491        $ 37,805        $ 45,203
     6           $ 52,655          $100,000        $100,000        $107,305            $37,621        $ 46,602        $ 57,531
     7           $ 62,699          $100,000        $101,444        $129,102            $43,694        $ 55,865        $ 71,097
     8           $ 65,207          $100,000        $102,786        $138,333            $42,628        $ 58,109        $ 78,205
     9           $ 67,815          $100,000        $104,206        $148,316            $41,521        $ 60,441        $ 86,025
10 (Age 65)      $ 70,528          $100,000        $105,709        $159,120            $40,367        $ 62,863        $ 94,625
    15           $ 85,808          $100,000        $114,516        $228,139            $33,588        $ 76,455        $152,315
    20           $104,399          $100,000        $127,590        $336,485            $23,742        $ 94,022        $247,959
    25           $127,017          $100,000(2)     $144,573        $504,687            $ 5,760(2)     $115,292        $402,473

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 27, unless an additional premium payment was made.

     The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T7



                                                     PRUSELECT I VARIABLE LIFE INSURANCE CONTRACT
                                                             MALE PREFERRED ISSUE AGE 55
                                               ASSUME PAYMENT OF $7,633 ANNUAL PREMIUMS FOR SEVEN YEARS
                                                          USING MAXIMUM CONTRACTUAL CHARGES

                                              Death Benefit (1)                              Cash Surrender Value (1)
                                ----------------------------------------------     ----------------------------------------------
                                     Assuming Hypothetical Gross (and Net)              Assuming Hypothetical Gross (and Net)
                Premiums                 Annual Investment Return of                       Annual Investment Return of
   End of     Accumulated       ----------------------------------------------     ----------------------------------------------
   Policy    at 4% Interest         0% Gross       6% Gross        12% Gross           0% Gross       6% Gross        12% Gross
    Year        Per Year         (-1.40% Net)     (4.60% Net)    (10.60% Net)       (-1.40% Net)     (4.60% Net)    (10.60% Net)
 ----------  --------------     --------------  --------------  --------------     --------------  --------------  --------------
     1           $  7,938          $100,000        $100,000        $100,000            $ 6,536         $ 6,928        $  7,319
     2           $ 16,194          $100,000        $100,000        $100,000            $12,441         $13,607        $ 14,821
     3           $ 24,780          $100,000        $100,000        $100,000            $18,243         $20,583        $ 23,120
     4           $ 33,710          $100,000        $100,000        $100,000            $23,423         $27,356        $ 31,793
     5           $ 42,997          $100,000        $100,000        $100,000            $29,030         $34,997        $ 42,006
     6           $ 52,655          $100,000        $100,000        $100,000            $34,546         $43,013        $ 53,374
     7           $ 62,699          $100,000        $100,000        $119,516            $39,977         $51,439        $ 65,817
     8           $ 65,207          $100,000        $100,000        $126,955            $38,355         $52,923        $ 71,773
     9           $ 67,815          $100,000        $100,000        $134,874            $36,617         $54,414        $ 78,228
10 (Age 65)      $ 70,528          $100,000        $100,000        $143,303            $34,744         $55,909        $ 85,220
    15           $ 85,808          $100,000        $100,000        $194,330            $22,534         $63,405        $129,743
    20           $104,399          $100,000        $100,000        $264,172            $ 1,276         $70,618        $194,671
    25           $127,017          $      0(2)     $100,000        $360,196            $     0(2)      $77,035        $287,246

(1)  Assumes no Contract loan has been made.

(2) Based on a gross return of 0%, the Contract would go into default in policy year 21, unless an additional premium payment was made.

     The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return. Actual rates of return may be more or less than those shown and will depend on a number of factors including the investment allocations made by an owner, prevailing interest rates, and rates of inflation. The death benefit and cash surrender value for a contract would be different from those shown if the actual rates of return averaged 0%, 6%, and 12% over a period of years, but also fluctuated above or below those averages for individual contract years. No representations can be made by Pruco Life or the Series Fund that these hypothetical rates of return can be achieved for any one year or sustained over any period of time.



                                       T8

CONTRACT LOANS


You may borrow from Pruco Life an amount up to the "loan value" of the Contract, using the Contract as the only security for the loan. The loan value of a Contract is 90% of its Contract Fund, if the Contract is not in default. The minimum amount that may be borrowed at any one time is $500 unless the loan is used to pay premiums on a life insurance policy issued by Pruco Life or its affiliates.

The Contract provides a choice of fixed or variable loan interest rates. Under the fixed loan interest rate provision, interest charged on a loan accrues daily at a fixed effective annual rate of 5.5%. Under the variable loan interest rate provision, interest charged on any loan will accrue daily at an annual rate Pruco Life determines at the start of each Contract year (instead of at the fixed 5.5% rate). The interest rate will not exceed any rate required by state law and will not exceed the greater of 5% and the "Published Monthly Average" for the calendar month ending two months before the calendar month of the Contract anniversary. The "Published Monthly Average" means Moody's Corporate Bond Yield Average-Monthly Average Corporates, as published by Moody's Investors Service, Inc., or any successor to that service. If that average is no longer published, a substantially similar average established by the insurance regulator where the Contract is issued, will be used. For example, the Published Monthly Average in 1998 ranged from 6.72% to 7.00%.

Interest payments on any loan are due at the end of each Contract year. If interest is not paid when due, it is added to the principal amount of the loan. The "Contract debt" is the amount of all outstanding loans plus any interest accrued but not yet due. If at any time your Contract debt exceeds your Contract Fund, Pruco Life will notify you of its intent to terminate the Contract in 61 days, within which time you may repay all or enough of the loan to keep the Contract inforce. If you fail to keep the Contract inforce, the amount of unpaid Contract debt will be treated as a distribution which may be taxable. See TAX TREATMENT OF CONTRACT BENEFITS--PRE-DEATH DISTRIBUTIONs, page 12, and LAPSE AND REINSTATEMENt, page 13.

When a loan is made, an amount equal to the loan proceeds is transferred out of the applicable subaccount[s]. The reduction is generally made in the same proportions as the value that each subaccount bears to the total value of the Contract. While a fixed-rate loan is outstanding, the amount that was transferred continues to be treated as part of the Contract Fund, but it is credited with the assumed effective annual rate of return of 4% rather than with the actual rate of return of the applicable subaccount[s]. While a loan made pursuant to the variable loan interest rate provision is outstanding, the amount that was transferred is credited with an effective annual rate of 4% or an effective annual rate that is 1% less than the loan interest rate for the Contract year, whichever is greater. If a loan remains outstanding at a time when Pruco Life fixes a new rate, the new interest rate applies.

If the death benefit becomes payable while a loan is outstanding, or if the Contract is surrendered, any Contract debt will be deducted from the proceeds otherwise payable.

A loan will have a permanent effect on a Contract's cash surrender value and may have a permanent effect on the death benefit because the investment results of the selected subaccount[s] will apply only to the amount remaining in those subaccount[s]. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If investment results are greater than the rate being credited upon the amount of the loan while the loan is outstanding, Contract values will not increase as rapidly as they would have if no loan had been made. If investment results are below that rate, Contract values will be higher than they would have been had no loan been made. Loan repayments are allocated to the subaccounts proportionately based on their balances at the time of the loan repayment.

The tax treatment of Contract loans depends on whether the Contract is classified as a Modified Endowment Contract. See TAX TREATMENT OF CONTRACT BENEFITS, page 12.


WHEN PROCEEDS ARE PAID


We will generally pay any death benefit, cash surrender value, withdrawal, or loan proceeds within seven days after all the documents required for such a payment are received at a Home Office. The amount is determined as of the end of the valuation period in which the necessary documents are received at a Home Office, except the death benefit is determined as of the date of death.

Pruco Life may delay payment of proceeds from the subaccount[s] and the variable portion of the death benefit due under the Contract if the disposal or valuation of the Account's assets is not reasonably practicable because: (1) the New York Stock Exchange is closed for other than a regular holiday or weekend; or (2) the SEC restricts trading; or (3) the SEC declares that an emergency exists.

TAX TREATMENT OF CONTRACT BENEFITS

This summary provides general information on the federal income tax treatment of the Contract. It is not a complete statement of what the federal income taxes will be in all circumstances. It is based on current law and interpretations, which may change. It does not cover state taxes or other taxes. It is not intended as tax advice. You should consult your own qualified tax adviser for complete information and advice.

TREATMENT AS LIFE INSURANCE. The Contract must meet certain requirements to qualify as life insurance for tax purposes. These requirements include certain definitional tests and rules for diversification of the Contract's investments. For further information on the diversification requirements, see DIVIDENDS, DISTRIBUTIONS AND TAXES in the prospectus for the Series Fund. We believe we have taken adequate steps to ensure that the Contract qualifies as life insurance for tax purposes. Generally speaking, this means that:

     o you will not be taxed on the growth of the funds in the Contract, unless you receive a distribution from the Contract,

     o    the Contract's death benefit will be tax free to your beneficiary.

Although we believe that the Contract should qualify as life insurance for tax purposes, there are some uncertainties, particularly because the Secretary of Treasury has not yet issued permanent regulations that bear on this question. Accordingly, we reserve the right to make changes -- which will be applied uniformly to all Contract owners after advance written notice -- that we deem necessary to ensure that the Contract will qualify as life insurance.

PRE-DEATH DISTRIBUTIONS. The tax treatment of any distribution you receive before the insured's death depends on whether the Contract is classified as a Modified Endowment Contract.

     CONTRACTS NOT CLASSIFIED AS MODIFIED ENDOWMENT CONTRACTS.

     o If you surrender the Contract or allow it to lapse, you will be taxed on the amount you receive in excess of the premiums you paid less the untaxed portion of any prior withdrawals. For this purpose, you will be treated as receiving any portion of the cash surrender value used to repay Contract debt. The tax consequences of a surrender may differ if you take the proceeds under an income payment settlement option.

     o Generally, you will be taxed on a withdrawal to the extent the amount you receive exceeds the premiums you paid for the Contract less the untaxed portion of any prior withdrawals. However, under some limited circumstances, in the first 15 Contract years, all or a portion of a withdrawal may be taxed if the Contract Fund exceeds the total premiums paid less the untaxed portions of any prior withdrawals, even if total withdrawals do not exceed total premiums paid.

     o Extra premiums for optional benefits and riders generally do not count in computing the premiums paid for the Contract for the purposes of determining whether a withdrawal is taxable.

     o Loans you take against the Contract are ordinarily treated as debt and are not considered distributions subject to tax.

     MODIFIED ENDOWMENT CONTRACTS.

     o The rules change if the Contract is classified as a Modified Endowment Contract. The Contract could be classified as a Modified Endowment Contract if premiums substantially in excess of scheduled premiums are paid or a decrease in the face amount of insurance is made (or a rider removed). The addition of a rider or an increase in the face amount of insurance may also cause the Contract to be classified as a Modified Endowment Contract. You should first consult a qualified tax adviser and your Pruco Life representative if you are contemplating any of these steps.

     o If the Contract is classified as a Modified Endowment Contract, then amounts you receive under the Contract before the insured's death, including loans and withdrawals, are included in income to the extent that the Contract Fund exceeds the premiums paid for the Contract increased by the amount of any loans previously included in income and reduced by any untaxed amounts previously received other than the amount of any loans excludible from income. An assignment of a Modified Endowment Contract is taxable in the same way.

          These rules also apply to pre-death distributions, including loans, made during the two-year period before the time that the Contract became a Modified Endowment Contract.

     o Any taxable income on pre-death distributions (including full surrenders) is subject to a penalty of 10 percent unless the amount is received on or after age 59-1/2, on account of your becoming disabled or as a life annuity. It is presently unclear how the penalty tax provisions apply to Contracts owned by businesses.

     o All Modified Endowment Contracts issued by us to you during the same calendar year are treated as a single Contract for purposes of applying these rules.

WITHHOLDING. You must affirmatively elect that no taxes be withheld from a pre-death distribution. Otherwise, the taxable portion of any amounts you receive will be subject to withholding. You are not permitted to elect out of withholding if you do not provide a social security number or other taxpayer identification number. You may be subject to penalties under the estimated tax payment rules if your withholding and estimated tax payments are insufficient to cover the tax due.

OTHER TAX CONSIDERATIONS. If you transfer or assign the Contract to someone else, there may be gift, estate and/or income tax consequences. If you transfer the Contract to a person two or more generations younger than you (or designate such a younger person as a beneficiary), there may be Generation Skipping Transfer tax consequences. Deductions for interest paid or accrued on Contract debt or on other loans that are incurred or continued to purchase or carry the Contract may be denied. Your individual situation or that of your beneficiary will determine the federal estate taxes and the state and local estate, inheritance and other taxes due if you or the insured dies.

BUSINESS-OWNED LIFE INSURANCE. If a business, rather than an individual, is the owner of the Contract, there are some additional rules. Business Contract owners generally cannot deduct premium payments. Business Contract owners generally cannot take tax deductions for interest on Contract debt paid or accrued after October 13, 1995. An exception permits the deduction of interest on policy loans on Contracts for up to 20 key persons. The interest deduction for Contract debt on these loans is limited to a prescribed interest rate and a maximum aggregate loan amount of $50,000 per key insured person. The corporate alternative minimum tax also applies to business-owned life insurance. This is an indirect tax on additions to the Contract Fund or death benefits received under business-owned life insurance policies.


LAPSE AND REINSTATEMENT


If the Contract Fund on any Monthly date has decreased to zero or less, or if a Contract's debt should exceed its Contract Fund, the Contract will go into default.

Should this happen, Pruco Life will send you a notice of default setting forth the payment necessary to keep the Contract inforce. This payment must be received at a Home Office within the 61 day grace period after the notice of default is mailed or the Contract will lapse. A Contract that lapses with an outstanding Contract loan may have tax consequences. See TAX TREATMENT OF CONTRACT BENEFITS, page 12.

A Contract that has lapsed may be reinstated within five years after the date of default unless the Contract has been surrendered for its cash surrender value. To reinstate a lapsed Contract, Pruco Life requires renewed evidence of insurability and submission of certain payments due under the Contract.

A Contract that has lapsed has no value and provides no benefits. It is possible for a lapsed Contract to be classified as a Modified Endowment Contract if reinstated after lapsing. See TAX TREATMENT OF CONTRACT BENEFITS, page 12.


LEGAL CONSIDERATIONS RELATING TO SEX-DISTINCT PREMIUMS AND BENEFITS


The Contracts employ mortality tables that distinguish between males and females. Thus, premiums and benefits differ under Contracts issued on males and females of the same age. The Contract was not sold in those states that had adopted regulations prohibiting sex-distinct insurance rates. The Contract may not be assigned if to do so would violate regulations or laws relating to sex-distinct insurance rates.

REDUCED PAID-UP INSURANCE OPTION AVAILABLE IN SOME STATES


In some states, Contract owners will have the right to take the cash surrender value and use it to purchase fixed reduced paid-up insurance. Fixed reduced paid-up insurance provides coverage for the lifetime of the insured. The insurance amount depends on the cash surrender value and the age, sex, and rating class of the insured. Fixed reduced paid-up insurance has a cash surrender value and a loan value. A Contract may be classified as a Modified Endowment Contract if this option is exercised. See TAX TREATMENT OF CONTRACT BENEFITS, page 14.


OTHER GENERAL CONTRACT PROVISIONS


ASSIGNMENT. This Contract may not be assigned if the assignment would violate any federal, state or local law or regulation. Generally, the Contract may not be assigned to another insurance company or to an employee benefit plan without Pruco Life's consent. Pruco Life assumes no responsibility for the validity or sufficiency of any assignment. We will not be obligated to comply with any assignment unless we receive a copy at a Home Office.

BENEFICIARY. You designated and named your beneficiary in the application. You may change the beneficiary, provided it is in accordance with the terms of the Contract.

INCONTESTABILITY. We will not contest the Contract after it has been inforce during the insured's lifetime for two years from the issue date except when any change is made in the Contract that requires Pruco Life's approval and would increase our liability. We will not contest such change after it has been in effect for two years during the lifetime of the insured.

MISSTATEMENT OF AGE OR SEX. If the insured's stated age or sex (except where unisex rates apply) or both were incorrect in the Contract, Pruco Life will adjust the death benefits payable, as required by law, to reflect the correct age and sex. Any death benefit will be based on what the most recent charge for mortality would have provided at the correct age and sex.

SETTLEMENT OPTIONS. The Contract grants to most Contract owners, or to the beneficiary, a wide variety of optional ways of receiving Contract proceeds, other than in a lump sum. A Pruco Life representative can explain these options upon request.


VOTING RIGHTS


As described earlier, all of the assets held in the subaccounts will be invested in shares of the corresponding portfolios of the Series Fund. Pruco Life is the legal owner of those shares and has the right to vote on any matter voted on at Series Fund shareholders meetings. However, Pruco Life will, as required by law, vote the shares of the Series Fund in accordance with voting instructions received from Contract owners at any regular and special shareholders meetings. The Series Fund will not hold annual shareholders meetings when not required to do so under Maryland law or the Investment Company Act of 1940. Series Fund shares for which no timely instructions from Contract owners are received, and any shares attributable to general account investments of Pruco Life will be voted in the same proportion as shares in the respective portfolios for which instructions are received. If the applicable federal securities laws or regulations, or their current interpretation change so as to permit Pruco Life to vote shares of the Series Fund in its own right, it may elect to do so.


Matters on which Contract owners may give voting instructions include the following:

(1)  election of the Board of Directors of the Series Fund;

(2)  ratification of the independent accountant of the Series Fund;

(3) approval of the investment advisory agreement for a portfolio of the Series Fund corresponding to the Contract owner's selected subaccount[s];

(4) any change in the fundamental investment policy of a portfolio corresponding to the Contract owner's selected subaccount[s]; and

(5)  any other matter requiring a vote of the shareholders of the Series Fund.


Contract owners participating in such portfolios will vote separately on the investment advisory agreement or any change in a portfolio's fundamental investment policy, pursuant to the requirements of Rule 18f-2 under the Investment Company Act of 1940.

The number of Series Fund shares for which a Contract owner may give instructions is determined by dividing the portion of the value of the Contract derived from participation in a subaccount, by the value of one share in the corresponding portfolio of the Series Fund. The number of votes for which each Contract owner may give Pruco Life instructions will be determined as of the record date chosen by the Board of Directors of the Series Fund. Pruco Life will furnish Contract owners with proper forms and proxies to enable them to give these instructions. Pruco Life reserves the right to modify the manner in which the weight to be given voting instructions is calculated where such a change is necessary to comply with current federal regulations or interpretations of those regulations.

Pruco Life may, if required by state insurance regulations, disregard voting instructions if such instructions would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the Series Fund's portfolios, or to approve or disapprove an investment advisory contract for the Series Fund. In addition, Pruco Life itself may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Series Fund's portfolios, provided that Pruco Life reasonably disapproves such changes in accordance with applicable federal regulations. If Pruco Life does disregard voting instructions, it will advise Contract owners of that action and its reasons for such action in the next annual or semi-annual report to Contract owners.


SUBSTITUTION OF SERIES FUND SHARES


Although Pruco Life believes it to be unlikely, it is possible that in the judgment of its management, one or more of the portfolios of the Series Fund may become unsuitable for investment by Contract owners because of investment policy changes, tax law changes, or the unavailability of shares for investment. In that event, Pruco Life may seek to substitute the shares of another portfolio or of an entirely different mutual fund. The approval of the SEC, and possibly one or more state insurance departments, will be required before this can be done. Contract owners will be notified of any such substitution.


REPORTS TO CONTRACT OWNERS


Once each Contract year (except where the Contract is inforce as fixed reduced paid-up insurance), Pruco Life will send you statements providing certain information pertinent to your own Contract. These statements detail values and transactions made and specific Contract data that apply only to each particular Contract. On request, a Contract owner will be sent a current statement in a form similar to that of the annual statement described above, but Pruco Life may limit the number of such requests or impose a reasonable charge if such requests are made too frequently.

You will also be sent annual and semi-annual reports of the Series Fund showing the financial condition of the portfolios and the investments held in each portfolio.


SALE OF THE CONTRACT AND SALES COMMISSIONS


Pruco Securities Corporation ("Prusec"), an indirect wholly-owned subsidiary of Prudential, acts as the principal underwriter of the Contract. Prusec, organized in 1971 under New Jersey law, is registered as a broker and dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. Prusec's principal business address is 751 Broad Street, Newark, New Jersey 07102-3777. The Contract was sold by registered representatives of Prusec who were also authorized by state insurance departments to do so. The Contract may also have been sold through other broker-dealers authorized by Prusec and applicable law to do so. Registered representatives of such other broker-dealers may be paid on a different basis than described below. Premiums after the first year may generate up to a 4% commission. Moreover, trail commissions of up to 0.2% of the Contract Fund as of the Contract's anniversary may be paid. Representatives who meet certain productivity, profitability, and persistency standards with regard to the sale of the Contract may be eligible for additional compensation.

Sales expenses in any year are not equal to the deduction for sales load in that year. Pruco Life expects to recover its total sales expenses over the periods the Contracts are in effect. To the extent that the sales charges are insufficient to cover total sales expenses, the sales expenses will be recovered from Pruco Life's surplus. This may include the amounts derived from the mortality and expense risk charge described in item 7 under CHARGES AND EXPENSES, page 5.


STATE REGULATION

Pruco Life is subject to regulation and supervision by the Department of Insurance of the State of Arizona, which periodically examines its operations and financial condition. It is also subject to the insurance laws and regulations of all jurisdictions in which it is authorized to do business.

Pruco Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business to determine solvency and compliance with local insurance laws and regulations.

In addition to the annual statements referred to above, Pruco Life is required to file with Arizona and other jurisdictions a separate statement with respect to the operations of all its variable contract accounts, in a form promulgated by the National Association of Insurance Commissioners.

EXPERTS


The consolidated financial statements of Pruco Life and Subsidiaries as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 and the financial statements of the Account as of December 31, 1998 and for each of the three years in the period then ended included in this prospectus have been so included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting. PricewaterhouseCoopers LLP's principal business address is 1177 Avenue of the Americas, New York, New York 10036.


Actuarial matters included in this prospectus have been examined by Nancy D. Davis, FSA, MAAA, Vice President and Actuary of Prudential whose opinion is filed as an exhibit to the registration statement.

LITIGATION

Several actions have been brought against Pruco Life alleging that Pruco Life and its agents engaged in improper life insurance sales practices. Prudential has agreed to indemnify Pruco Life for losses, if any, resulting from such litigation. No other significant litigation is being brought against Pruco Life that would have a material effect on its financial position.

YEAR 2000 COMPLIANCE


The services provided to you as a purchaser of a Variable Universal Life Insurance Contract depend on the smooth functioning of numerous computer systems. Many computer systems in use today are programmed to recognize only the last two digits of a date as the year. As a result, any systems using this kind of programming can not distinguish a date using "00" and may treat it as "1900" instead of "2000." This problem may impact computer systems that store business information, but it could also affect other equipment used in our business like telephone, fax machines and elevators. If this problem is not corrected, the "Year 2000" issue could affect the accuracy and integrity of business records. Prudential's regular business operations could be interrupted as well as those of other companies that deal with us.

In addition, the operations of the mutual funds associated with the Variable Universal Life Insurance Contract could experience problems resulting from the Year 2000 issue. Please refer to the respective mutual fund's prospectus for information regarding their approach to Year 2000 concerns. The following describes Prudential's effort to address Year 2000 concerns.

To address this potential problem Prudential, as the parent company of Pruco Life, organized its Year 2000 efforts around the following three areas:

o    BUSINESS SYSTEMS - Computer programs directly used to support our business;

o INFRASTRUCTURE - Computers and other business equipment like telephones and fax machines; and

o    BUSINESS PARTNERS - Year 2000 readiness of essential business partners.

BUSINESS SYSTEMS. The business systems component includes a wide range of computer programs that directly support Prudential's business operations including systems for: insurance product processing, securities trading, personnel record keeping and general accounting systems. All business systems were analyzed to determine whether each computer program with a Year 2000 problem should be retired, replaced or renovated. The majority of this work has been completed. A few remaining programs are currently being tested and completion of this process is expected by June 1999.

INFRASTRUCTURE. As with business applications, we established a specific methodology and process for addressing infrastructure issues. The infrastructure effort includes mainframe computer system hardware and operating system software, mid-range systems and servers, telecommunications equipment and systems, buildings and facilities systems, personal computers, and vendor hardware and software. Other than desktop systems, substantially all other infrastructure systems have been tested. Presently a small number of midrange computers, and building and facility systems are still in the testing phase. We expect to have the infrastructure implementation process completed by June 1999.

BUSINESS PARTNERS. Prudential recognizes the importance of determining the Year 2000 readiness of external business relationships especially those that involve electronic data transfer products and services, and products that impact our essential business processes. Prudential first classified each business partner as "highly critical" or "less critical" to our business and then began to develop risk assessment and contingency plans to address the potential that a business partner could experience a Year 2000 failure. All highly critical business partner relationships have been assessed and contingency planning is completed. Risk assessment and contingency planning continues for less critical business partners, and the target completion date for these relationships is June 1999.

Prudential believes that the Business Systems, Infrastructure and Business Partners components of the Year 2000 project are substantially on schedule. A small number of the projects may not meet their targeted completion date. However, Prudential expects that these projects will be completed by September, 1999. If there are any delays, they should not have a significant impact on the timing of the project as a whole.

THE COST OF YEAR 2000 READINESS

Prudential is funding the Year 2000 program from internal operating budgets, and estimates that its total costs to address the Year 2000 issue will total approximately $220 million. Because these expenses were part of the operating budget, they did not impact the management of Variable Universal Life Insurance Contracts. During the course of the Year 2000 program, some optional computer projects have been delayed, but these delays have not had any material effect on Variable Universal Life Insurance Contracts.

YEAR 2000 RISKS AND CONTINGENCY PLANNING

Prudential believes that it is well positioned to lessen the impact of the Year 2000 problem. However, given the nature of this issue, we can not be 100% certain that we are completely prepared, particularly because we can not be certain of Year 2000 readiness of third parties. As a result, we are unable to determine at this time whether the consequences of Year 2000 failures may have a material adverse effect on the results of Prudential's operations, liquidity or financial condition. In the worst case, it is possible that a Year 2000 technology failure, whether internal or external, could have a material impact on Prudential's results of operations, liquidity, or financial position. If Prudential is unable to address the Year 2000 problem, we may have difficulty in responding to your incoming phone calls, calculating your unit values or processing withdrawals and purchase payments. It is also possible that the mutual funds associated with the Variable Universal Life Insurance Contract will be unable to value their securities, in turn creating difficulties in purchasing or selling shares of the respective mutual fund and calculating corresponding unit asset values. The objective of Prudential's Year 2000 program has been to reduce these risks as much as possible.

Most of the operations of the Variable Universal Life Insurance Contract involve such a large number of individual transactions that they can only be handled with the help of computers. As a result, our current contingency plans include responses to the failure of specific business programs or infrastructure components. However, our contingency responses are now being reviewed and we expect to finalize them by June, 1999 to ensure that they are workable under the special conditions of a Year 2000 failure. Prudential believes that with the completion of its Year 2000 program as scheduled, the possibility of significant interruptions of normal operations will be reduced.


ADDITIONAL INFORMATION


Pruco Life has filed a registration statement with the SEC under the Securities Act of 1933, relating to the offering described in this prospectus. This prospectus does not include all the information set forth in the registration statement. Certain portions have been omitted pursuant to the rules and regulations of the SEC. The omitted information may, however, be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

FINANCIAL STATEMENTS


The financial statements of the Account should be distinguished from the consolidated financial statements of Pruco Life and Subsidiaries, which should be considered only as bearing upon the ability of Pruco Life to meet its obligations under the Contracts.

                             DIRECTORS AND OFFICERS

The directors and major officers of Pruco Life, listed with their principal occupations during the past five years, are shown below.

                             DIRECTORS OF PRUCO LIFE

JAMES J. AVERY, JR., CHAIRMAN AND DIRECTOR. -- Senior Vice President and Chief Actuary, Prudential Individual Insurance Group since 1997; 1995 to 1997:
President of Prudential Select; Prior to 1995: Chief Operating Officer of Prudential Select.

WILLIAM M. BETHKE, DIRECTOR. -- Chief Investment Officer since 1997; Prior to 1997: President, Prudential Capital Markets Group.

IRA J. KLEINMAN, DIRECTOR. -- Executive Vice President, Prudential International Insurance Group since 1997; 1995 to 1997: Chief Marketing and Product Development Officer, Prudential Individual Insurance Group; Prior to 1995:
President, Prudential Select.

ESTHER H. MILNES, PRESIDENT AND DIRECTOR. -- Vice President and Actuary, Prudential Individual Insurance Group since 1996; Prior to 1996: Senior Vice President and Chief Actuary, Prudential Insurance and Financial Services.

I. EDWARD PRICE, VICE CHAIRMAN AND DIRECTOR. -- Senior Vice President and Actuary, Prudential Individual Insurance Group since 1995; Prior to 1995: Chief Executive Officer, Prudential International Insurance.

KIYOFUMI SAKAGUCHI, DIRECTOR. -- President, Prudential International Insurance Group since 1995; Prior to 1995: Chairman and Chief Executive Officer, The Prudential Life Insurance Co., Ltd.

                         OFFICERS WHO ARE NOT DIRECTORS

C. EDWARD CHAPLIN, TREASURER. -- Vice President and Treasurer of Prudential since 1995; Prior to 1995: Managing Director and Assistant Treasurer of Prudential.

JAMES C. DROZANOWSKI, SENIOR VICE PRESIDENT. -- Vice President and Operations Executive, Prudential Individual Insurance Group since 1996; 1995 to 1996:
President and Chief Executive Officer of Chase Manhattan Bank; Prior to 1995:
Vice President, North America Customer Services, Chase Manhattan Bank.

CLIFFORD E. KIRSCH, CHIEF LEGAL OFFICER AND SECRETARY. -- Chief Counsel, Variable Products, Law Department of Prudential since 1995; Prior to 1995:
Associate General Counsel with Paine Webber.

FRANK P. MARINO, SENIOR VICE PRESIDENT. -- Vice President, Policyowner Relations Department, Prudential Individual Insurance Group since 1996; Prior to 1996:
Senior Vice President, Prudential Mutual Fund Services.

EDWARD A. MINOGUE, SENIOR VICE PRESIDENT. -- Vice President, Annuity Services, Prudential Investments since 1997; Prior to 1997: Director, Merrill Lynch.

HIROSHI NAKAJIMA, SENIOR VICE PRESIDENT. -- President & Chief Executive Officer, Pruco Life Insurance Company, Taiwan Branch since 1997; Prior to 1997: Senior Managing Director, Prudential Life Insurance Co., Ltd.

IMANTS SAKSONS, SENIOR VICE PRESIDENT. -- Vice President, Compliance, Prudential Individual Financial Services since 1998; Prior to 1998: Vice President, Market Conduct, U.S. Operations, Manulife Financial.

SHIRLEY H. SHAO, SENIOR VICE PRESIDENT AND CHIEF ACTUARY. -- Vice President and Associate Actuary, Prudential.

DENNIS G. SULLIVAN, VICE PRESIDENT AND CHIEF ACCOUNTING OFFICER. -- Vice President and Deputy Controller, Prudential since 1998; 1997 to 1998, Vice President and Controller, ContiFinancial Corporation; Prior to 1997, Director, Saloman Brothers.

The business address of all directors and officers of Pruco Life is 213 Washington Street, Newark, New Jersey 07102-2992.


Pruco Life directors and officers are elected annually.

                                                   FINANCIAL STATEMENTS OF
                                            PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
STATEMENTS OF NET ASSETS
December 31, 1998
                                                                                 SUBACCOUNTS
                                                ----------------------------------------------------------------------------
                                                    MONEY        DIVERSIFIED                      FLEXIBLE      CONSERVATIVE
                                                   MARKET           BOND           EQUITY          MANAGED        BALANCED
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                ------------    ------------    ------------    ------------    ------------
ASSETS
Investment in The Prudential Series Fund, Inc.
  Portfolios at net asset value [Note 3]......  $ 12,954,317    $ 41,131,530    $ 46,158,354    $ 32,845,241    $ 47,024,976
                                                ------------    ------------   -------------    ------------    ------------
Net Assets....................................  $ 12,954,317    $ 41,131,530    $ 46,158,354    $ 32,845,241    $ 47,024,976
                                                ============    ============    ============    ============    ============
NET ASSETS, representing:
  Equity of contract owners...................  $ 12,954,317    $ 41,131,530    $ 46,158,354    $ 32,845,241    $ 47,024,976
                                                ------------    ------------   -------------    ------------    ------------
                                                $ 12,954,317    $ 41,131,530    $ 46,158,354    $ 32,845,241    $ 47,024,976
                                                ============    ============    ============    ============    ============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A1


                                                   SUBACCOUNTS (CONTINUED)
------------------------------------------------------------------------------------------------------------
ZERO COUPON         HIGH
    BOND            YIELD           STOCK          EQUITY          NATURAL                       GOVERNMENT
    2000            BOND            INDEX          INCOME         RESOURCES        GLOBAL          INCOME
 PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
------------    ------------    ------------    ------------    ------------    ------------    ------------

$ 17,432,960    $  3,120,239    $167,052,336    $ 14,428,890    $    871,086    $ 13,040,571    $  8,465,967
------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 17,432,960    $  3,120,239    $167,052,336    $ 14,428,890    $    871,086    $ 13,040,571    $  8,465,967
============    ============    ============    ============    ============    ============    ============

$ 17,432,960    $  3,120,239    $167,052,336    $ 14,428,890    $    871,086    $ 13,040,571    $  8,465,967
------------    ------------    ------------    ------------    ------------    ------------    ------------
$ 17,432,960    $  3,120,239    $167,052,336    $ 14,428,890        $871,086    $ 13,040,571    $  8,465,967
============    ============    ============    ============    ============    ============    ============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A2

                                                               FINANCIAL STATEMENTS OF
                                                         PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT

STATEMENTS OF NET ASSETS
December 31, 1998
                                                                      SUBACCOUNTS
                                                     ---------------------------------------------
                                                     ZERO COUPON                         SMALL
                                                         BOND         PRUDENTIAL    CAPITALIZATION
                                                         2005          JENNISON          STOCK
                                                       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                     ------------    ------------    -------------
ASSETS
  Investment in The Prudential Series Fund, Inc.
    Portfolios at net asset value [Note 3]......     $ 16,782,089    $  2,735,579     $ 10,543,368
                                                     ------------    ------------     ------------
  Net Assets....................................     $ 16,782,089    $  2,735,579     $ 10,543,368
                                                     ============    ============     ============
  NET ASSETS, representing:
    Equity of contract owners...................     $ 16,782,089    $  2,735,579     $ 10,543,368
                                                     ------------    ------------     ------------
                                                     $ 16,782,089    $  2,735,579     $ 10,543,368
                                                     ============    ============     ============




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A3

                                                   FINANCIAL STATEMENTS OF
                                            PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
STATEMENTS OF OPERATIONS
For the years ended December 31, 1998, 1997 and 1996
                                                                                       SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                      MONEY                                DIVERSIFIED
                                                                     MARKET                                   BOND
                                                                    PORTFOLIO                               PORTFOLIO
                                                      -------------------------------------   -------------------------------------
                                                          1998         1997         1996          1998         1997         1996
                                                      -----------  -----------  -----------   -----------  -----------  -----------
INVESTMENT INCOME
  Dividend income..................................   $   461,945  $   461,061  $   370,956   $ 2,359,120  $ 2,574,631  $ 2,171,278
                                                      -----------  -----------  -----------   -----------  -----------  -----------
EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk [Note 5A]......        53,117       50,651       40,789       229,634      205,292      210,590
  Reimbursement for excess expenses [Note 5C]......             0            0            0             0            0            0
                                                      -----------  -----------  -----------   -----------  ------------------------
NET EXPENSES                                               53,117       50,651       40,789       229,634      205,292      210,590
                                                      -----------  -----------  -----------   -----------  ------------------------
NET INVESTMENT INCOME (LOSS)                              408,828      410,410      330,167     2,129,486    2,369,339    1,960,688
                                                      -----------  -----------  -----------   -----------  ------------------------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Capital gains distributions received...........             0            0            0       128,093      408,037            0
    Realized gain (loss) on shares redeemed........             0            0            0       173,161       94,146      296,104
    Net change in unrealized gain (loss)
      on investments...............................             0            0            0       (29,348)    (288,588)    (852,759)
                                                      -----------  ------------ -----------   -----------  ------------------------
NET GAIN (LOSS) ON INVESTMENTS                                  0            0            0       271,906      213,595     (556,655)
                                                      -----------  ------------ -----------   -----------  ------------------------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS........................   $   408,828  $   410,410  $   330,167   $ 2,401,392  $ 2,582,934  $ 1,404,033
                                                      ===========  ===========  ===========   ===========  ===========  ===========




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A4



                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                       FLEXIBLE                                CONSERVATIVE
                EQUITY                                  MANAGED                                  BALANCED
              PORTFOLIO                                PORTFOLIO                                 PORTFOLIO
-------------------------------------    -------------------------------------    -------------------------------------
    1998         1997         1996           1998         1997         1996           1998         1997         1996
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
$   860,120  $ 1,108,812  $   897,405    $ 1,147,432  $ 1,050,936  $   810,334    $ 1,965,960  $ 2,025,296  $ 1,460,883
-----------  -----------  -----------    -----------  -----------  -----------



    284,011      286,301      203,014        209,364      206,248      145,789        271,618      256,921      213,652
          0            0            0              0            0            0              0            0            0
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
    284,011      286,301      203,014        209,364      206,248      145,789        271,618      256,921      213,652
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
    576,109      822,511      694,391        938,068      844,688      664,545      1,694,342    1,768,375    1,247,231
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------



  5,026,484    2,827,131    3,585,387      3,419,770    5,545,715    2,731,323      2,703,038    5,037,552    2,164,504
  4,779,486    1,774,816      633,352        353,509      605,368       75,275        935,553      200,066      464,539

 (5,230,122)   4,476,157      759,941     (1,305,317)  (1,682,924)    (331,513)      (276,688)  (1,945,306)     108,733
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
  4,575,848    9,078,104    4,978,680      2,467,962    4,468,159    2,475,085      3,361,903    3,292,312    2,737,776
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------

$ 5,151,957  $ 9,900,615  $ 5,673,071    $ 3,406,030  $ 5,312,847  $ 3,139,630    $ 5,056,245  $ 5,060,687  $ 3,985,007
===========  ===========  ===========    ===========  ===========  ===========    ===========  ===========  ===========




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A5

                                                      FINANCIAL STATEMENTS OF
                                               PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
STATEMENTS OF OPERATIONS
For the years ended December 31, 1998, 1997 and 1996
                                                                                      SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                    ZERO COUPON                                HIGH
                                                                       BOND                                    YIELD
                                                                       2000                                    BOND
                                                                     PORTFOLIO                               PORTFOLIO
                                                      -------------------------------------   -------------------------------------
                                                          1998         1997         1996          1998         1997         1996
                                                      -----------  -----------  -----------   -----------  -----------  -----------
INVESTMENT INCOME
  Dividend income..................................   $   821,929  $   745,017  $   472,600   $   261,439     $197,684  $   132,351
                                                      -----------  -----------  -----------   -----------  -----------  -----------
EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk [Note 5A]......       101,177      101,616       34,875        15,665       12,354        7,323
  Reimbursement for excess expenses [Note 5C]......       (37,196)     (42,117)      (8,393)            0            0            0
                                                      -----------  -----------  -----------   -----------  ------------------------
NET EXPENSES                                               63,981       59,499       26,482        15,665       12,354        7,323
                                                      -----------  -----------  -----------   -----------  -----------  -----------
NET INVESTMENT INCOME (LOSS)                              757,948      685,518      446,118       245,774      185,330      125,028
                                                      -----------  -----------  -----------   -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Capital gains distributions received...........       227,825      690,332            0             0            0            0
    Realized gain (loss) on shares redeemed........       (52,050)     (94,913)      81,019        (4,633)      16,526        3,467
    Net change in unrealized gain (loss)
      on investments...............................       217,606     (355,649)     (17,112)     (334,049)      59,640       (3,313)
                                                      -----------  -----------  -----------   -----------  ------------------------
NET GAIN (LOSS) ON INVESTMENTS                            393,381      239,770       63,907      (338,682)      76,166          154
                                                      -----------  -----------  -----------   -----------  ------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS.......................   $ 1,151,329  $   925,288  $   510,025   $   (92,908) $   261,496  $   125,182
                                                      ===========  ===========  ===========   ===========  ===========  ===========




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A6


                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                STOCK                                    EQUITY                                  NATURAL
                INDEX                                    INCOME                                 RESOURCES
              PORTFOLIO                                PORTFOLIO                                PORTFOLIO
-------------------------------------    -------------------------------------    -------------------------------------
    1998         1997         1996           1998         1997         1996           1998         1997         1996
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
$ 1,729,752  $ 1,326,042  $   900,654    $   365,234  $   370,792  $   475,277    $     8,084  $     8,087  $     8,770
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------



    820,541      502,161      260,862         90,144       85,229       94,957          5,828        9,335        7,362
          0            0            0              0            0            0              0            0         (160)
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
    820,541      502,161      260,862         90,144       85,229       94,957          5,828        9,335        7,202
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
    909,211      823,881      639,792        275,090      285,563      380,320          2,256       (1,248)       1,568
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------



  2,499,196    2,997,271      673,354        797,222    1,414,553      485,860         50,250      136,346      172,185
  5,771,729    2,754,626      413,888      2,673,910      481,377      908,956        (28,695)      24,931       33,275

 24,590,569   15,534,339    7,149,445     (4,107,342)   2,177,083    1,098,444       (210,866)    (299,786)      88,415
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
 32,861,494   21,286,236    8,236,687       (636,210)   4,073,013    2,493,260       (189,311)    (138,509)     293,875
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------

$33,770,705  $22,110,117  $ 8,876,479    $  (361,120) $ 4,358,576  $ 2,873,580    $  (187,055) $  (139,757) $   295,443
===========  ===========  ===========    ===========  ===========  ===========    ===========  ===========  ===========




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A7

                                                   FINANCIAL STATEMENTS OF
                                            PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
STATEMENTS OF OPERATIONS
For the years ended December 31, 1998, 1997 and 1996
                                                                                      SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                                                           GOVERNMENT
                                                                     GLOBAL                                  INCOME
                                                                    PORTFOLIO                               PORTFOLIO
                                                      -------------------------------------   -------------------------------------
                                                          1998         1997         1996          1998         1997         1996
                                                      -----------  -----------  -----------   -----------  -----------  -----------
INVESTMENT INCOME
  Dividend income..................................   $   160,959  $   149,254  $   312,052   $   402,330  $   257,272  $   215,507
                                                      -----------  -----------  -----------   -----------  -----------  -----------
EXPENSES
  Charges to contract owners for assuming
    mortality risk and expense risk [Note 5A]......        70,813       80,250       67,425        38,968       23,144       17,932
  Reimbursement for excess expenses [Note 5C]......             0            0            0             0            0            0
                                                      -----------  -----------  -----------   -----------  -----------  -----------
NET EXPENSES                                               70,813       80,250       67,425        38,968       23,144       17,932
                                                      -----------  -----------  -----------   -----------  -----------  -----------
NET INVESTMENT INCOME (LOSS)                               90,146       69,004      244,627       363,362      234,128      197,575
                                                      -----------  -----------  -----------   -----------  -----------  -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS
    Capital gains distributions received...........       536,310      504,462      240,786             0            0            0
    Realized gain (loss) on shares redeemed........       235,100    1,501,595      155,802         8,247       17,410          553
    Net change in unrealized gain (loss)
      on investments...............................     1,531,076     (871,934)   1,328,007       205,452       86,634     (117,230)
                                                      -----------  -----------  -----------   -----------  -----------  -----------
NET GAIN (LOSS) ON INVESTMENTS                          2,302,486    1,134,123    1,724,595       213,699      104,044     (116,677)
                                                      -----------  -----------  -----------   -----------  -----------  -----------
NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS........................   $ 2,392,632  $ 1,203,127  $ 1,969,222   $   577,061  $   338,172  $    80,898
                                                      ===========  ===========  ===========   ===========  ===========  ===========




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A8



                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
              ZERO COUPON                                                                        SMALL
                  BOND                                 PRUDENTIAL                            CAPITALIZATION
                  2005                                  JENNISON                                 STOCK
               PORTFOLIO                               PORTFOLIO                               PORTFOLIO
-------------------------------------    -------------------------------------    -------------------------------------
    1998         1997         1996           1998         1997         1996           1998         1997         1996
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------

$   650,198  $   485,431  $    48,741    $     3,905  $     1,751  $       547    $    49,149  $    39,052  $    24,838
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------



     67,532       42,708        5,414         11,315        4,217        1,034         43,679       34,205       11,568
    (22,824)     (23,762)      (1,163)             0            0            0              0            0            0
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
     44,708       18,946        4,251         11,315        4,217        1,034         43,679       34,205       11,568
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
    605,490      466,485       44,490         (7,410)      (2,466)        (487)         5,470        4,847       13,270
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------



      7,803      124,816       10,654         37,636       50,105            0        604,937      381,206       76,737
     12,587      225,279           93         22,375       43,121         (693)       (29,549)     703,647        2,225

    773,486      215,644      (61,956)       478,204       73,161       14,438        (95,776)     238,634      219,537
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------

    793,876      565,739      (51,209)       538,215      166,387       13,745        479,612    1,323,487      298,499
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------

$ 1,399,366  $ 1,032,224  $    (6,719)   $   530,805  $   163,921  $    13,258    $   485,082  $ 1,328,334  $   311,769
===========  ===========  ===========    ===========  ===========  ===========    ===========  ===========  ===========




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A9

                                                   FINANCIAL STATEMENTS OF
                                            PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1998, 1997 and 1996
                                                                                      SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                      MONEY                                DIVERSIFIED
                                                                      MARKET                                   BOND
                                                                    PORTFOLIO                               PORTFOLIO
                                                      -------------------------------------   -------------------------------------
                                                          1998         1997         1996          1998         1997         1996
                                                      -----------  -----------  -----------   -----------  -----------  -----------
OPERATIONS
  Net investment income (loss)......................  $   408,828  $   410,410  $   330,167   $ 2,129,486  $ 2,369,339  $ 1,960,688
  Capital gains distributions received..............            0            0            0       128,093      408,037            0
  Realized gain (loss) on shares redeemed...........            0            0            0       173,161       94,146      296,104
  Net change in unrealized gain (loss) on
    investments.....................................            0            0            0       (29,348)    (288,588)    (852,759)
                                                      -----------  -----------  -----------   -----------  -----------  -----------


NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................      408,828      410,410      330,167     2,401,392    2,582,934    1,404,033
                                                      -----------  -----------  -----------   -----------  -----------  -----------


NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  PREMIUM PAYMENTS AND OTHER OPERATING
  TRANSFERS [Note 7]................................    3,180,058   (2,071,596)   4,126,018     2,146,163    2,394,859   (5,205,030)
                                                      -----------  -----------  -----------   -----------  -----------  -----------


NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN
  THE ACCOUNT [Note 8]..............................       (1,722)    (115,766)  (2,181,943)      (35,755)     (86,028)     (35,291)
                                                      -----------  -----------  -----------   -----------  -----------  -----------


TOTAL INCREASE (DECREASE) IN NET ASSETS.............    3,587,164   (1,776,952)   2,274,242     4,511,800    4,891,765   (3,836,288)


NET ASSETS
  Beginning of year.................................    9,367,153   11,144,105    8,869,863    36,619,730   31,727,965   35,564,253
                                                      -----------  -----------  -----------   -----------  -----------  -----------
  End of year.......................................  $12,954,317  $ 9,367,153  $11,144,105   $41,131,530  $36,619,730  $31,727,965
                                                      ===========  ===========  ===========   ===========  ===========  ===========




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A10



                                                SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
                                                        FLEXIBLE                               CONSERVATIVE
               EQUITY                                   MANAGED                                  BALANCED
              PORTFOLIO                                PORTFOLIO                                 PORTFOLIO
-------------------------------------    -------------------------------------    -------------------------------------
    1998         1997         1996           1998         1997         1996           1998         1997         1996
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
$   576,109  $   822,511  $   694,391    $   938,068  $   844,688  $   664,545    $ 1,694,342  $ 1,768,375  $ 1,247,231
  5,026,484    2,827,131    3,585,387      3,419,770    5,545,715    2,731,323      2,703,038    5,037,552    2,164,504
  4,779,486    1,774,816      633,352        353,509      605,368       75,275        935,553      200,066      464,539
 (5,230,122)   4,476,157      759,941     (1,305,317)  (1,682,924)    (331,513)      (276,688)  (1,945,306)     108,733
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------



  5,151,957    9,900,615    5,673,071      3,406,030    5,312,847    3,139,630      5,056,245    5,060,687    3,985,007
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------




(12,389,442)   1,756,237    5,017,735     (8,139,189)   2,797,186    4,354,486     (5,546,467)   5,232,756   (1,853,576)
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------



   (378,339)       2,060       (6,721)        99,015       (1,047)      16,614         (6,712)   1,650,849   (1,583,656)
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------


 (7,615,824)  11,658,912   10,684,085     (4,634,144)   8,108,986    7,510,730       (496,934)  11,944,292      547,775


 53,774,178   42,115,266   31,431,181     37,479,385   29,370,399   21,859,669     47,521,910   35,577,618   35,029,843
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
$46,158,354  $53,774,178  $42,115,266    $32,845,241  $37,479,385  $29,370,399    $47,024,976  $47,521,910  $35,577,618
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A11

                                                   FINANCIAL STATEMENTS OF
                                            PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1998, 1997 and 1996
                                                                                        SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                    ZERO COUPON                                HIGH
                                                                       BOND                                    YIELD
                                                                       2000                                    BOND
                                                                     PORTFOLIO                               PORTFOLIO
                                                      -------------------------------------   -------------------------------------
                                                           1998         1997         1996          1998         1997         1996
                                                      -----------  -----------  -----------   -----------  -----------  -----------
OPERATIONS
  Net investment income (loss)......................  $   757,948  $   685,518  $   446,118   $   245,774  $   185,330  $   125,028
  Capital gains distributions received..............      227,825      690,332            0             0            0            0
  Realized gain (loss) on shares redeemed...........      (52,050)     (94,913)      81,019        (4,633)      16,526        3,467
  Net change in unrealized gain (loss) on
    investments.....................................      217,606    (355,649)     (17,112)     (334,049)      59,640       (3,313)
                                                      -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    1,151,329      925,288      510,025       (92,908)     261,496      125,182
                                                      -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FRO
  PREMIUM PAYMENTS AND OTHER OPERATING
  TRANSFERS [Note 7]................................   (2,157,024)  (3,375,043)  20,209,923     1,124,024      261,186      594,373
                                                      -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN
  THE ACCOUNT [Note 8]..............................      (33,379)    (325,458)      (9,441)       (1,836)      (7,832)      (9,051)
                                                      -----------  -----------  -----------   -----------  -----------  -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS.............   (1,039,074)  (2,775,213)  20,710,507     1,029,280      514,850      710,504

NET ASSETS
  Beginning of year.................................   18,472,034   21,247,247      536,740     2,090,959    1,576,109      865,605
                                                      -----------  -----------  -----------   -----------  -----------  -----------
  End of year.......................................  $17,432,960  $18,472,034  $21,247,247   $ 3,120,239  $ 2,090,959  $ 1,576,109
                                                      ===========  ===========  ===========   ===========  ===========  ===========




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A12


                                                SUBACCOUNTS (CONTINUED)
-------------------------------------------------------------------------------------------------------------------------
                                                           EQUITY                                  NATURAL
              STOCK INDEX                                  INCOME                                 RESOURCES
               PORTFOLIO                                 PORTFOLIO                                PORTFOLIO
---------------------------------------    -------------------------------------    -------------------------------------
    1998         1997         1996           1998          1997         1996           1998         1997         1996
------------  ------------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
$    909,211  $    823,881  $   639,792    $   275,090  $   285,563  $   380,320    $     2,256  $    (1,248) $     1,568
   2,499,196     2,997,271      673,354        797,222    1,414,553      485,860         50,250      136,346      172,185
   5,771,729     2,754,626      413,888      2,673,910      481,377      908,956        (28,695)      24,931       33,275
  24,590,569    15,534,339    7,149,445     (4,107,342)   2,177,083    1,098,444       (210,866)    (299,786)      88,415
------------  ------------  -----------    -----------  -----------  -----------    -----------  -----------  -----------



  33,770,705     22,110,117   8,876,479       (361,120)   4,358,576    2,873,580       (187,055)    (139,757)     295,443
------------  ------------  -----------    -----------  -----------  -----------    -----------  -----------  -----------




  22,836,062     27,253,947  17,931,933       (888,071)    (669,845)  (7,025,151)        47,329     (321,997)     425,963
------------   ------------  -----------    -----------  -----------  -----------    -----------  -----------  -----------



      42,339        (7,138)      62,929        (15,048)     (64,926)    (214,892)        (5,635)     (11,668)       3,239
------------  ------------  -----------    -----------  -----------  -----------    -----------  -----------  -----------



  56,649,106    49,356,926   26,871,341     (1,264,239)   3,623,805   (4,366,463)      (145,361)    (473,422)     724,645


 110,403,230    61,046,304   34,174,963     15,693,129   12,069,324   16,435,787      1,016,447    1,489,869      765,224
------------  ------------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
$167,052,336  $110,403,230  $61,046,304    $14,428,890  $15,693,129  $12,069,324    $   871,086  $ 1,016,447  $ 1,489,869
============  ============  ===========    ===========  ===========  ===========    ===========  ===========  ===========




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A13

                                                   FINANCIAL STATEMENTS OF
                                            PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
STATEMENTS OF CHANGES IN NET ASSETS
For the years ended December 31, 1998, 1997 and 1996

                                                                                        SUBACCOUNTS
                                                      -----------------------------------------------------------------------------
                                                                                                           GOVERNMENT
                                                                      GLOBAL                                  INCOME
                                                                    PORTFOLIO                               PORTFOLIO
                                                      --------------------------------------- -------------------------------------
                                                          1998         1997         1996          1998         1997         1996
                                                      -----------  -----------  -----------   -----------  -----------  -----------
OPERATIONS
  Net investment income (loss)......................  $    90,146  $    69,004  $   244,627   $   363,362  $   234,128  $   197,575
  Capital gains distributions received..............      536,310      504,462      240,786             0            0            0
  Realized gain (loss) on shares redeemed                 235,100    1,501,595      155,802         8,247       17,410          553
  Net change in unrealized gain (loss) on
    investments.....................................    1,531,076     (871,934)   1,328,007       205,452       86,634     (117,230)
                                                      -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS........................................    2,392,632    1,203,127    1,969,222       577,061      338,172       80,898
                                                      -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  PREMIUM PAYMENTS AND OTHER OPERATING
  TRANSFERS [Note 7]................................      (52,105)  (6,012,623)   5,591,186     4,457,892     (371,160)   1,069,544
                                                      -----------  -----------  -----------   -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN
  THE ACCOUNT [Note 8]..............................      (27,164)    (140,126)      72,239        (2,141)    (104,696)      75,388
                                                      -----------  -----------  -----------   -----------  -----------  -----------

TOTAL INCREASE (DECREASE) IN NET ASSETS.............    2,313,363   (4,949,622)   7,632,647     5,032,812     (137,684)   1,225,830

NET ASSETS
  Beginning of year.................................   10,727,208   15,676,830    8,044,183     3,433,155    3,570,839    2,345,009
                                                      -----------  -----------  -----------   -----------  -----------  -----------
  End of year.......................................  $13,040,571  $10,727,208  $15,676,830   $ 8,465,967  $ 3,433,155  $ 3,570,839
                                                      ===========  ===========  ===========   ===========  ===========  ===========




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A14



                                                 SUBACCOUNTS (CONTINUED)
-----------------------------------------------------------------------------------------------------------------------
             ZERO COUPON                                                                          SMALL
                 BOND                                   PRUDENTIAL                            CAPITALIZATION
                 2005                                    JENNISON                                 STOCK
              PORTFOLIO                                 PORTFOLIO                               PORTFOLIO
-------------------------------------    -------------------------------------    -------------------------------------
    1998         1997         1996           1998         1997         1996           1998         1997         1996
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
$   605,490  $   466,485  $    44,490    $    (7,410) $    (2,466) $      (487)   $     5,470  $     4,847  $    13,270
      7,803      124,816       10,654         37,636       50,105            0        604,937      381,206       76,737
     12,587      225,279           93         22,375       43,121         (693)       (29,549)     703,647        2,225
    773,486      215,644      (61,956)       478,204       73,161       14,438        (95,776)     238,634      219,537
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------



  1,399,366    1,032,224       (6,719)       530,805      163,921       13,258        485,082    1,328,334      311,769
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------




  9,146,871    4,188,328       95,281      1,287,318      445,411      229,628      4,127,649      334,626    3,553,224
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------



    (91,783)     119,618        6,971         32,534          806          770        (24,899)      18,918      (50,657)
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------


 10,454,454    5,340,170       95,533      1,850,657      610,138      243,656      4,587,832    1,681,878    3,814,336


  6,327,635      987,465      891,932        884,922      274,784       31,128      5,955,536    4,273,658      459,322
-----------  -----------  -----------    -----------  -----------  -----------    -----------  -----------  -----------
$16,782,089  $ 6,327,635  $   987,465    $ 2,735,579  $   884,922  $   274,784    $10,543,368  $ 5,955,536  $ 4,273,658
===========  ===========  ===========    ===========  ===========  ===========    ===========  ===========  ===========




           SEE NOTES TO FINANCIAL STATEMENTS ON PAGES A16 THROUGH A23


                                       A15

                        NOTES TO FINANCIAL STATEMENTS OF
                      PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
                                DECEMBER 31, 1998

NOTE 1:  GENERAL

         Pruco Life Variable Universal Account (the "Account") was established on April 17, 1989 under Arizona law as a separate investment account of Pruco Life Insurance Company ("Pruco Life") which is a wholly-owned subsidiary of The Prudential Insurance Company of America ("Prudential"). The assets of the Account are segregated from Pruco Life's other assets. Proceeds from sales of the Pruselect I and Pruselect II Variable Universal Life products are invested in the Account as directed by the contract owners.

         The Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. There are fifteen subaccounts within the Account, each of which invests only in a corresponding portfolio of The Prudential Series Fund, Inc. (the "Series Fund"). The Series Fund is a diversified open-end management investment company, and is managed by Prudential.

NOTE 2:  SIGNIFICANT ACCOUNTING POLICIES

         The accompanying financial statements are prepared in conformity with generally accepted accounting principles ("GAAP"). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

         Investments--The investments in shares of the Series Fund are stated at the net asset value of the respective portfolio.

         Security Transactions--Realized gains and losses on security transactions are reported on an average cost basis. Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold.

         Distributions Received--Dividend and capital gain distributions received are reinvested in additional shares of the Series Fund and are recorded on the ex-dividend date.


                                      A16

NOTE 3:  INVESTMENT INFORMATION FOR THE PRUDENTIAL SERIES FUND, INC. PORTFOLIOS

         The net asset value per share (rounded) for each portfolio of the Series Fund, the number of shares of each portfolio held by the subaccounts of the Account and the aggregate cost of investments in such shares at December 31, 1998 were as follows:

                                                                                 PORTFOLIOS
                                                ----------------------------------------------------------------------------
                                                   MONEY         DIVERSIFIED                      FLEXIBLE      CONSERVATIVE
                                                   MARKET           BOND           EQUITY          MANAGED        BALANCED
                                                ------------    ------------    ------------    ------------    ------------
         Number of shares:                         1,295,432       3,718,551       1,557,468       1,983,317       3,118,251
         Net asset value per share (rounded):   $      10.00    $      11.06    $      29.64    $      16.56    $      15.08
         Cost                                   $ 12,954,317    $ 41,116,131    $ 42,355,024    $ 35,149,316    $ 47,633,851


                                                                           PORTFOLIOS (CONTINUED)
                                                ----------------------------------------------------------------------------
                                                    ZERO
                                                   COUPON           HIGH
                                                    BOND            YIELD           STOCK          EQUITY          NATURAL
                                                    2000            BOND            INDEX          INCOME         RESOURCES
                                                ------------    ------------    ------------    ------------    ------------
         Number of shares:                         1,368,722         432,892       4,426,400         720,273          72,691
         Net asset value per share (rounded):   $      12.74    $       7.21    $      37.74    $      20.03    $      11.98
         Cost:                                  $ 17,596,884    $  3,395,468    $112,572,202    $ 14,804,123    $  1,233,421


                                                                           PORTFOLIOS (CONTINUED)
                                                ----------------------------------------------------------------------------
                                                                                    ZERO
                                                                                   COUPON                          SMALL
                                                                 GOVERNMENT         BOND         PRUDENTIAL   CAPITALIZATION
                                                   GLOBAL          INCOME           2005          JENNISON         STOCK
                                                ------------    ------------    ------------    ------------    ------------
         Number of shares:                           616,375         713,187       1,248,613         114,427         716,718
         Net asset value per share (rounded):   $      21.16    $      11.87    $      13.44    $      23.91    $      14.71
         Cost:                                  $ 10,791,102    $  8,172,468    $ 15,789,725    $  2,168,760    $ 10,177,881


NOTE 4:  CONTRACT OWNER UNIT INFORMATION

         Outstanding contract owner units, unit values and total value of contract owner equity at December 31, 1998 were as follows:

                                                                                 SUBACCOUNTS
                                                ----------------------------------------------------------------------------
                                                    MONEY        DIVERSIFIED                      FLEXIBLE      CONSERVATIVE
                                                   MARKET           BOND            EQUITY         MANAGED        BALANCED
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                ------------    ------------    ------------    ------------    ------------
         Contract Owner Units Outstanding
           (Pruselect I).................            284,050       4,967,427         751,308         925,294       5,454,469
         Unit Value (Pruselect I)........       $    1.53463    $    2.06358    $    3.47377    $    2.73333    $    2.42907
                                                ------------    ------------    ------------    ------------    ------------
         Contract Owner Equity (Pruselect
           I)............................       $    435,911    $ 10,250,682    $  2,609,870    $  2,529,134    $ 13,249,288
                                                ------------    ------------    ------------    ------------    ------------

         Contract Owner Units Outstanding
           (Pruselect II)................          8,157,279      14,964,696      12,536,375      11,091,272      13,904,782
         Unit Value (Pruselect II).......       $    1.53463    $    2.06358    $    3.47377    $    2.73333    $    2.42907
                                                ------------    ------------    ------------    ------------    ------------
         Contract Owner Equity (Pruselect
           II)...........................       $ 12,518,406    $ 30,880,848    $ 43,548,484    $ 30,316,107    $ 33,775,688
                                                ------------    ------------    ------------    ------------    ------------
         TOTAL CONTRACT OWNER EQUITY.....       $ 12,954,317    $ 41,131,530    $ 46,158,354    $ 32,845,241    $ 47,024,976
                                                ============    ============    ============    ============    ============


                                                             A17


NOTE 4:  CONTRACT OWNER UNIT INFORMATION (CONTINUED)

                                                                           SUBACCOUNTS (CONTINUED)
                                                ----------------------------------------------------------------------------
                                                     ZERO
                                                    COUPON       HIGH YIELD         STOCK          EQUITY         NATURAL
                                                  BOND 2000         BOND            INDEX          INCOME         RESOURCES
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO
                                                ------------    ------------    ------------    ------------    ------------
         Contract Owner Units Outstanding
           (Pruselect I).................                 --          25,757       8,398,687       1,262,488         241,112
         Unit Value (Pruselect I)........       $         --    $    2.17253    $    4.06468    $    3.10198    $    1.62735
                                                ------------    ------------    ------------    ------------    ------------
         Contract Owner Equity (Pruselect
           I) ...........................       $         --    $     55,957    $ 34,137,973    $  3,916,212    $    392,374
                                                ------------    ------------    ------------    ------------    ------------

         Contract Owner Units Outstanding
           (Pruselect II)................          8,152,376       1,410,467      32,699,834       3,389,022         294,167
         Unit Value (Pruselect II).......       $    2.13839    $    2.17253    $    4.06468    $    3.10198    $    1.62735
                                                ------------    ------------    ------------    ------------    ------------
         Contract Owner Equity (Pruselect
           II) ..........................       $ 17,432,960    $  3,064,282    $ 32,914,363    $ 10,512,678    $    478,712
                                                ------------    ------------    ------------    ------------    ------------
         TOTAL CONTRACT OWNER EQUITY.....       $ 17,432,960    $  3,120,239    $  7,052,336    $ 14,428,890    $    871,086
                                                ============    ============    ============    ============    ============

                                                                          SUBACCOUNTS (CONTINUED)
                                                ----------------------------------------------------------------------------
                                                                                    ZERO                           SMALL
                                                                 GOVERNMENT        COUPON        PRUDENTIAL   CAPITALIZATION
                                                    GLOBAL         INCOME         BOND 2005       JENNISON         STOCK
                                                  PORTFOLIO       PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO
                                                ------------    ------------    ------------    ------------    ------------
         Contract Owner Units Outstanding
           (Pruselect I).................                 --       1,504,348              --         209,554              --
         Unit Value (Pruselect I)........       $         --    $    1.99973    $         --    $    2.54336    $         --
                                                ------------    ------------    ------------    ------------    ------------
         Contract Owner Equity (Pruselect
           I)                                   $         --    $  3,008,289    $         --    $    532,971    $         --
                                                ------------    ------------    ------------    ------------    ------------

         Contract Owner Units Outstanding
           (Pruselect II)................          7,425,025       2,729,208       6,653,144        866,023        6,039,725
         Unit Value (Pruselect II).......       $    1.75630    $    1.99973    $    2.52243    $    2.54336    $    1.74567
                                                ------------    ------------    ------------    ------------    ------------
         Contract Owner Equity (Pruselect
           II) ..........................       $ 13,040,571    $  5,457,678    $ 16,782,089    $  2,202,608    $  0,543,368
                                                ------------    ------------    ------------    ------------    ------------
         TOTAL CONTRACT OWNER EQUITY.....       $ 13,040,571    $  8,465,967    $  6,782,089    $  2,735,579    $ 10,543,368
                                                ============    ============    ============    ============    ============


NOTE 5:  CHARGES AND EXPENSES

         A.  Mortality Risk and Expense Risk Charges

             The mortality risk and expense risk charges, at an effective annual rate of 0.90%, are applied daily against the net assets representing equity of contract owners held in each subaccount. Mortality risk is that contract holders may not live as long as estimated and expense risk is that the cost of issuing and administering the policies may exceed related charges by Pruco Life. Pruco Life currently intends to charge only 0.60% on these contracts, but reserves the right to make the full 0.90% charge.

         B.  Partial Withdrawal Charge

             A charge is imposed by Pruco Life on partial withdrawals of the cash surrender value. A charge equal to the lesser of $15 or 2% will be made in connection with each partial withdrawal of the cash surrender value of a contract.

         C.  Expense Reimbursement

             The Account is reimbursed by Pruco Life, on a non-guaranteed basis, for expenses incurred by the Series Fund in excess of the effective rate of 0.40% for all Zero Coupon Bond Portfolios and for the Stock Index Portfolio, 0.50% for the High Dividend Stock Portfolio, 0.55% for the Natural Resources Portfolio, and 0.65% for the High Yield Bond Portfolio of the average daily net assets of these portfolios.


                                      A18

         D.  Cost of Insurance Charges

             Contract owner contributions are subject to certain deductions prior to being invested in the Account. The deductions are for (1) transaction costs which are deducted from each premium payment to cover premium collection and processing costs; (2) state premium taxes; (3) sales charges which are deducted in order to compensate Pruco Life for the cost of selling the contract. Contracts are also subject to monthly charges for the costs of administering the contract.

NOTE 6:  TAXES

         Pruco Life is taxed as a "life insurance company" as defined by the Internal Revenue Code and the results of operations of the Account form a part of Prudential's consolidated federal tax return. Under current federal law, no federal income taxes are payable by the Account. As such, no provision for tax liability has been recorded, in these financial statements.

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS

         The following amounts represent components of contract owner activity for the years ended December 31, 1998 and 1997:

                                                                                                SUBACCOUNTS
                                                                       ------------------------------------------------------------
                                                                                MONEY MARKET                  DIVERSIFIED BOND
                                                                                 PORTFOLIO                       PORTFOLIO
                                                                       ----------------------------    ----------------------------
                                                                           1998            1997            1998            1997
                                                                       ------------    ------------    ------------    ------------
         Contract Owner Net Payments.................................  $  8,459,179    $ 16,018,494    $  4,026,378    $  5,573,222
         Policy Loans................................................             0         (45,968)        (10,790)              0
         Policy Loan Repayment and Interest..........................             0          44,362              85         449,595
         Surrenders, Withdrawals and Death Benefits..................        48,094        (447,841)     (5,421,341)     (3,109,854)
         Net Transfers From (To) Other Subaccounts or Fixed
           Rate Options..............................................    (5,068,699)    (17,376,103)      4,043,371         146,922
         Administrative and Other Charges............................      (258,516)       (264,540)       (491,540)       (665,026)
                                                                       ------------    ------------    ------------    ------------
         Net Increase (Decrease) in Net Assets Resulting from Premium
           Payments and Other Operating Transfers....................  $  3,180,058    $ (2,071,596)  $   2,146,163    $  2,394,859
                                                                       ============    ============    ============    ============


                                                                                           SUBACCOUNTS (CONTINUED)
                                                                       ------------------------------------------------------------
                                                                                  EQUITY                      FLEXIBLE MANAGED
                                                                                 PORTFOLIO                       PORTFOLIO
                                                                       ----------------------------    ----------------------------
                                                                           1998            1997            1998            1997
                                                                       ------------    ------------    ------------    ------------
         Contract Owner Net Payments.................................  $  5,974,743    $  8,187,661    $  2,727,720    $  4,391,711
         Policy Loans................................................       (16,155)         (2,354)        (13,509)       (101,032)
         Policy Loan Repayment and Interest..........................         2,348           6,595           2,543         109,493
         Surrenders, Withdrawals and Death Benefits..................   (11,366,743)     (3,056,522)     (1,109,742)     (3,330,740)
         Net Transfers From (To) Other Subaccounts or Fixed
           Rate Options..............................................    (6,233,542)     (2,416,623)     (9,445,233)      2,115,451
         Administrative and Other Charges............................      (750,093)       (962,520)       (300,968)       (387,697)
                                                                       ------------    ------------    ------------    ------------
         Net Increase (Decrease) in Net Assets Resulting from Premium
           Payments and Other Operating Transfers....................  $(12,389,442)   $  1,756,237    $ (8,139,189)   $  2,797,186
                                                                       ============    ============    ============    ============


                                                                                          SUBACCOUNTS (CONTINUED)
                                                                       ------------------------------------------------------------
                                                                           CONSERVATIVE BALANCED           ZERO COUPON BOND 2000
                                                                                 PORTFOLIO                       PORTFOLIO
                                                                       ----------------------------    ----------------------------
                                                                            1998            1997            1998            1997
                                                                       ------------    ------------    ------------    ------------
         Contract Owner Net Payments.................................  $  6,161,137    $  2,723,156    $  2,718,006    $  2,096,958
         Policy Loans................................................           (15)       (114,831)              0               0
         Policy Loan Repayment and Interest..........................           976       1,296,181               0               0
         Surrenders, Withdrawals and Death Benefits..................       (41,543)       (871,239)             (5)        (99,448)
         Net Transfers From (To) Other Subaccounts or Fixed
           Rate Options..............................................  (11,038,745)      2,899,464      (4,790,386)     (5,246,708)
         Administrative and Other Charges............................      (628,277)       (699,975)        (84,639)       (125,845)
                                                                       ------------    ------------    ------------    ------------
         Net Increase (Decrease) in Net Assets Resulting from Premium
           Payments and Other Operating Transfers....................  $ (5,546,467)   $  5,232,756    $ (2,157,024)   $ (3,375,043)
                                                                       ============    ============    ============    ============


                                                             A19

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS (CONTINUED)

                                                                                           SUBACCOUNTS (CONTINUED)
                                                                       ------------------------------------------------------------
                                                                             HIGH YIELD BOND                    STOCK INDEX
                                                                                  PORTFOLIO                        PORTFOLIO
                                                                       -------------------------------  ----------------------------
                                                                            1998            1997             1998             1997
                                                                       ---------------  --------------  ---------------  -----------
         Contract Owner Net Payments ................................   $    637,224    $    330,357    $ 13,077,570   $ 14,400,181
         Policy Loans ...............................................              0               0         (19,574)       (15,209)
         Policy Loan Repayment and Interest .........................              0               0             144         25,713
         Surrenders, Withdrawals and Death Benefits .................         (1,826)       (298,998)       (432,906)    (3,907,071)
         Net Transfers From (To) Other Subaccounts or Fixed
           Rate Options .............................................        556,432         297,454      11,664,940     17,853,467
         Administrative and Other Charges ...........................        (67,806)        (67,627)     (1,454,112)    (1,103,134)
                                                                        ------------    ------------    ------------   ------------
         Net Increase (Decrease) in Net Assets Resulting from Premium
            Payments and Other Operating Transfers ..................   $  1,124,024    $    261,186    $ 22,836,062   $ 27,253,947
                                                                        ============    ============    ============   ============

                                                                                           SUBACCOUNTS (CONTINUED)
                                                                       -------------------------------------------------------------
                                                                                EQUITY INCOME                  NATURAL RESOURCES
                                                                                  PORTFOLIO                        PORTFOLIO
                                                                       -------------------------------  ----------------------------
                                                                            1998            1997             1998             1997
                                                                       ---------------  --------------  ---------------  -----------
         Contract Owner Net Payments ................................   $   260,870    $   857,548    $    48,993    $   343,362
         Policy Loans ...............................................             0              0              0              0
         Policy Loan Repayment and Interest .........................             0              0              0              0
         Surrenders, Withdrawals and Death Benefits .................    (8,141,933)      (802,616)             0       (674,237)
         Net Transfers From (To) Other Subaccounts or Fixed
           Rate Options .............................................     7,241,853       (358,547)        22,258         47,378
         Administrative and Other Charges ...........................      (248,861)      (366,230)       (23,922)       (38,500)
                                                                        -----------    -----------    -----------    -----------
         Net Increase (Decrease) in Net Assets Resulting from Premium
          Payments and Other Operating Transfers ....................   $  (888,071)   $  (669,845)   $    47,329    $  (321,997)
                                                                        ===========    ===========    ===========    ===========


                                                                                           SUBACCOUNTS (CONTINUED)
                                                                       -------------------------------------------------------------
                                                                                  GLOBAL                      GOVERNMENT INCOME
                                                                                  PORTFOLIO                        PORTFOLIO
                                                                       -------------------------------- ----------------------------
                                                                            1998             1997            1998            1997
                                                                       ---------------  --------------- ---------------  -----------
         Contract Owner Net Payments ................................   $ 1,832,043    $ 2,622,189    $   139,842    $   425,284
         Policy Loans ...............................................             0        (67,171)             0              0
         Policy Loan Repayment and Interest .........................             0         67,209              0              0
         Surrenders, Withdrawals and Death Benefits .................       (16,418)    (4,072,024)           120     (1,472,671)
         Net Transfers From (To) Other Subaccounts or Fixed
           Rate Options .............................................    (1,739,609)    (4,363,304)     4,402,000        763,266
         Administrative and Other Charges ...........................      (128,121)      (199,522)       (84,070)       (87,039)
                                                                        -----------    -----------    -----------    -----------
         Net Increase (Decrease) in Net Assets Resulting from Premium
          Payments and Other Operating Transfers
          Payments and Other Operating Transfers ....................   $   (52,105)   $(6,012,623)   $ 4,457,892    $  (371,160)
                                                                        ===========    ===========    ===========    ===========


                                                                                           SUBACCOUNTS (CONTINUED)
                                                                      -------------------------------------------------------------
                                                                           ZERO COUPON BOND 2005             PRUDENTIAL JENNISON
                                                                                 PORTFOLIO                        PORTFOLIO
                                                                      --------------------------------  ----------------------------
                                                                           1998             1997             1998           1997
                                                                      ---------------  ---------------  ---------------  ----------
         Contract Owner Net Payments ................................   $ 2,768,957    $   962,033    $    75,139    $   238,539
         Policy Loans ................................................            0              0              0              0
         Policy Loan Repayment and Interest .........................             0              0              0              0
         Surrenders, Withdrawals and Death Benefits .................        25,615        (26,502)             0       (293,084)
         Net Transfers From (To) Other Subaccounts or Fixed
           Rate Options .............................................     6,405,234      3,302,946      1,234,490        508,875
         Administrative and Other Charges ...........................       (52,935)       (50,149)       (22,311)        (8,919)
                                                                        -----------    -----------    -----------    -----------
         Net Increase (Decrease) in Net Assets Resulting from Premium
          Payments and Other Operating Transfers ....................   $ 9,146,871    $ 4,188,328    $ 1,287,318    $   445,411
                                                                        ===========    ===========    ===========    ===========


                                                            A20

NOTE 7: NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM PREMIUM PAYMENTS AND OTHER OPERATING TRANSFERS (CONTINUED)

                                                                                     SUBACCOUNTS (CONTINUED)
                                                                                -----------------------------
                                                                                  SMALL CAPITALIZATION STOCK
                                                                                           PORTFOLIO
                                                                                -----------------------------
                                                                                     1998            1997
                                                                                ---------------  ------------
         Contract Owner Net Payments...........................................   $ 1,531,442    $ 2,981,948
         Policy Loans .........................................................             0              0
         Policy Loan Repayment and Interest ...................................             0              0
         Surrenders, Withdrawals and Death Benefits ...........................       (19,451)    (4,293,128)
          Net Transfers From (To) Other Subaccounts or Fixed
            Rate Options ......................................................     2,745,637      1,826,062
         Administrative and Other Charges .....................................      (129,979)      (180,256)
                                                                                  -----------    -----------
         Net Increase (Decrease) in Net Assets Resulting from Premium
           Payments and Other Operating Transfers .............................   $ 4,127,649    $   334,626
                                                                                  ===========    ===========



NOTE 8:  NET INCREASE (DECREASE) IN NET ASSETS RETAINED IN THE ACCOUNT

         The increase (decrease) in net assets retained in the Account represents the net contributions (withdrawals) of Pruco Life to
         (from) the Account. Effective October 13, 1998, Pruco Life no longer maintains a position in the Account. Previously, Pruco Life maintained a position in the Account for liquidity purposes including unit purchases and redemptions, fund share transactions and expense processing.

NOTE 9:  UNIT ACTIVITY

         Transactions in units (including transfers among subaccounts) for the years ended December 31, 1998, 1997 and 1996 were as follows:

                                                                                SUBACCOUNTS
                                     -----------------------------------------------------------------------------------------------
                                                      MONEY MARKET                                  DIVERSIFIED BOND
                                                        PORTFOLIO                                       PORTFOLIO
                                     ---------------------------------------------   -----------------------------------------------
                                          1998            1997            1996            1998             1997            1996
                                     ---------------------------------------------   -----------------------------------------------
          Contract Owner
             Contributions:           11,769,929      15,281,942      20,647,286       5,686,444        4,556,760       7,359,670
          Contract Owner
             Redemptions:             (9,721,732)    (16,788,123)    (17,694,761)     (4,658,242)      (3,288,085)    (10,274,181)



                                                                         SUBACCOUNTS (CONTINUED)
                                     -----------------------------------------------------------------------------------------------
                                                         EQUITY                                     FLEXIBLE MANAGED
                                                        PORTFOLIO                                       PORTFOLIO
                                     ---------------------------------------------   -----------------------------------------------
                                          1998            1997            1996            1998            1997            1996
                                     ---------------------------------------------   -----------------------------------------------
          Contract Owner
             Contributions:            2,885,417       4,465,527       7,684,191       8,590,002        4,476,620       7,183,433
          Contract Owner
             Redemptions:             (6,422,617)     (3,935,074)     (5,707,765)    (11,597,522)      (3,255,025)     (4,966,689)

                                                                          SUBACCOUNTS (CONTINUED)
                                     -----------------------------------------------------------------------------------------------
                                                  CONSERVATIVE BALANCED                           ZERO COUPON BOND 2000
                                                        PORTFOLIO                                       PORTFOLIO
                                     ---------------------------------------------   -----------------------------------------------
                                          1998            1997            1996            1998            1997            1996
                                     ---------------------------------------------   -----------------------------------------------
          Contract Owner
            Contributions:            12,272,439       5,516,349       8,974,255       3,053,595       11,968,207      14,921,286
          Contract Owner
            Redemptions:             (14,641,165)     (2,950,237)    (10,034,515)     (4,144,022)     (13,929,611)     (3,798,030)



                                                             A21

                                                                          SUBACCOUNTS (CONTINUED)
                                     -----------------------------------------------------------------------------------------------
                                                     HIGH YIELD BOND                                     STOCK INDEX
                                                        PORTFOLIO                                         PORTFOLIO
                                     -----------------------------------------------   ---------------------------------------------
                                             1998         1997            1996            1998            1997            1996
                                     -----------------------------------------------   ---------------------------------------------
          Contract Owner
             Contributions:              621,628       1,021,708       1,571,264      12,075,930      20,876,571       16,298,797
          Contract Owner
             Redemptions:               (117,717)       (879,849)     (1,254,509)     (5,649,830)    (11,486,568)      (8,266,289)


                                                                          SUBACCOUNTS (CONTINUED)
                                     -----------------------------------------------------------------------------------------------
                                                      EQUITY INCOME                                 NATURAL RESOURCES
                                                        PORTFOLIO                                       PORTFOLIO
                                     -----------------------------------------------   ---------------------------------------------
                                             1998         1997            1996            1998            1997            1996
                                     -----------------------------------------------   ---------------------------------------------
          Contract Owner
             Contributions:            3,556,140         679,346       2,219,957          89,639          237,684         601,007
          Contract Owner
             Redemptions:             (3,811,832)       (873,682)     (5,553,498)        (66,113)        (378,671)       (380,047)


                                                                          SUBACCOUNTS (CONTINUED)
                                     -----------------------------------------------------------------------------------------------
                                                         GLOBAL                                     GOVERNMENT INCOME
                                                        PORTFOLIO                                       PORTFOLIO
                                     -----------------------------------------------   ---------------------------------------------
                                          1998            1997            1996            1998            1997            1996
                                     -----------------------------------------------   ---------------------------------------------
          Contract Owner
             Contributions:            2,263,591      10,705,193      10,357,718       3,917,010        3,049,723       4,777,804
          Contract Owner
             Redemptions:             (2,393,156)    (14,887,428)     (5,813,881)     (1,539,750)      (3,251,977)     (4,123,118)


                                                                          SUBACCOUNTS (CONTINUED)
                                     -----------------------------------------------------------------------------------------------
                                                  ZERO COUPON BOND 2005                            PRUDENTIAL JENNISON
                                                        PORTFOLIO                                       PORTFOLIO
                                     -----------------------------------------------   ---------------------------------------------
                                          1998            1997            1996            1998            1997            1996
                                     -----------------------------------------------   ---------------------------------------------
          Contract Owner
             Contributions:            3,960,131       9,228,779          78,742       1,126,502          589,921         202,258
          Contract Owner
             Redemptions:                (75,113)     (6,935,187)        (28,993)       (524,101)        (302,690)        (28,028)


                                                  SUBACCOUNTS (CONTINUED)
                                     -----------------------------------------------
                                               SMALL CAPITALIZATION STOCK
                                                        PORTFOLIO
                                     -----------------------------------------------
                                          1998            1997            1996
                                     -----------------------------------------------
          Contract Owner
             Contributions:            3,950,209       3,529,907       2,812,163
          Contract Owner
             Redemptions:             (1,275,859)     (3,181,968)       (182,921)





                                                             A22

NOTE 10:   PURCHASES AND SALES OF INVESTMENTS

           The aggregate costs of purchases and proceeds from sales of investments in the Series Fund for the year ended December 31, 1998 were as follows:

                                                                          PORTFOLIOS
                                    ---------------------------------------------------------------------------------------
                                                        DIVERSIFIED                          FLEXIBLE       CONSERVATIVE
                                      MONEY MARKET         BOND             EQUITY            MANAGED         BALANCED
                                    ----------------- ----------------  ----------------  ---------------- ----------------

            Purchases..............  $    14,092,629   $    10,641,312   $     7,679,747   $    10,851,762   $    18,157,080
            Sales..................  $   (10,657,424)  $    (8,676,999)  $   (20,559,544)  $   (19,077,409)  $   (23,821,192)


                                                                    PORTFOLIOS (CONTINUED)
                                    ----------------------------------------------------------------------------------------
                                      ZERO COUPON        HIGH YIELD          STOCK            EQUITY            NATURAL
                                       BOND 2000            BOND             INDEX            INCOME           RESOURCES
                                    -----------------  ---------------- ----------------  ----------------  ----------------
            Purchases..............  $     6,245,813   $     1,277,486   $   39,790,603    $    11,692,035   $       119,383
            Sales..................  $    (8,500,198)  $      (170,962   $  (17,613,097)   $   (12,685,299)  $       (83,518)


                                                                    PORTFOLIOS (CONTINUED)
                                    ----------------------------------------------------------------------------------------
                                                                                                                 SMALL
                                                         GOVERNMENT       ZERO COUPON       PRUDENTIAL      CAPITALIZATION
                                         GLOBAL            INCOME          BOND 2005         JENNISON            STOCK
                                    -----------------  ---------------- ----------------  ----------------  ----------------
            Purchases..............  $     2,396,129   $     4,625,540   $    9,253,074    $     2,172,323   $     4,637,315
            Sales..................  $    (2,546,211)  $      (208,757)  $     (242,694)   $      (863,785)  $      (474,906)







                                       A23

                        REPORT OF INDEPENDENT ACCOUNTANTS

To the Contract Owners of the
Pruco Life Variable Universal Account
and the Board of Directors of
Pruco Life Insurance Company

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of the subaccounts (Money Market Portfolio, Diversified Bond Portfolio, Equity Portfolio, Flexible Managed Portfolio, Conservative Balanced Portfolio, Zero Coupon Bond 2000 Portfolio, High Yield Bond Portfolio, Stock Index Portfolio, Equity Income Portfolio, Natural Resources Portfolio, Global Portfolio, Government Income Portfolio, Zero Coupon Bond 2005 Portfolio, Prudential Jennison Portfolio and Small Capitalization Stock Portfolio) of the Pruco Life Variable Universal Account at December 31, 1998, the results of each of their operations and the changes in each of their net assets for each of the three years in the period then ended, in conformity with generally accepted accounting principles. These financial statements are the responsibility of Pruco Life Insurance Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of fund shares owned at December 31, 1998, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP
New York, New York
March 19, 1999


                                       A24


Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Financial Position
December 31, 1998 and 1997 (In Thousands)
--------------------------------------------------------------------------------

                                                                                  1998            1997
                                                                              ------------    ------------
ASSETS
Fixed maturities
    Available for sale, at fair value (amortized cost, 1998: $2,738,654;
         1997: $2,526,554)                                                    $  2,763,926    $  2,563,852
    Held to maturity, at amortized cost (fair value, 1998: $421,845; 1997:
         $350,056)                                                                 410,558         338,848
Equity securities - available for sale, at fair value (cost, 1998: $2,951;           2,847           1,982
1997: $1,289)
Mortgage loans on real estate                                                       17,354          22,787
Policy loans                                                                       766,917         703,955
Short-term investments                                                             240,727         316,355
Other long-term investments                                                          1,047           1,317
                                                                              ------------    ------------
               Total investments                                                 4,203,376       3,949,096
Cash                                                                                89,679          71,358
Deferred policy acquisition costs                                                  861,713         655,242
Accrued investment income                                                           61,114          67,000
Other assets                                                                        65,145          86,692
Separate Account assets                                                         11,531,754       8,022,079
                                                                              ------------    ------------
TOTAL ASSETS                                                                  $ 16,812,781    $ 12,851,467
                                                                              ============    ============

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities
Policyholders' account balances                                               $  2,696,191    $  2,380,460
Future policy benefits and other policyholder liabilities                          534,599         472,460
Cash collateral for loaned securities                                               73,336         143,421
Securities sold under agreement to repurchase                                       49,708              --
Income taxes payable                                                                44,524          71,703
Net deferred income tax liability                                                  148,834         138,483
Payable to affiliate                                                                66,568          70,375
Other liabilities                                                                   55,038         120,260
Separate Account liabilities                                                    11,490,751       7,948,788
                                                                              ------------    ------------
Total liabilities                                                               15,159,549      11,345,950
                                                                              ------------    ------------
Contingencies (See Note 11)
Stockholder's Equity
Common stock, $10 par value;
    1,000,000 shares, authorized;
    250,000 shares, issued and outstanding at
    December 31, 1998 and 1997                                                       2,500           2,500
Paid-in-capital                                                                    439,582         439,582
Retained earnings                                                                1,202,833       1,050,871

Accumulated other comprehensive income
    Net unrealized investment gains                                                  9,902          17,129
    Foreign currency translation adjustments                                        (1,585)         (4,565)
                                                                              ------------    ------------
Accumulated other comprehensive income                                               8,317          12,564
                                                                              ------------    ------------
Total stockholder's equity                                                       1,653,232       1,505,517
                                                                              ------------    ------------
TOTAL LIABILITIES AND
     STOCKHOLDER'S EQUITY                                                     $ 16,812,781    $ 12,851,467
                                                                              ============    ============

                 See Notes to Consolidated Financial Statements


Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Operations
Years Ended December 31, 1998, 1997 and 1996 (In Thousands)
--------------------------------------------------------------------------------

                                                                    1998                1997                1996
                                                                  ---------           ---------           ---------
REVENUES
Premiums                                                          $  57,467           $  49,496           $  51,525
Policy charges and fee income                                       364,719             330,292             324,976
Net investment income                                               261,430             259,634             247,328
Realized investment gains, net                                       44,841              10,974              10,835
Other income                                                         41,267              33,801              20,818
                                                                  ---------           ---------           ---------

Total revenues                                                      769,724             684,197             655,482
                                                                  ---------           ---------           ---------

BENEFITS AND EXPENSES

Policyholders' benefits                                             186,527             179,419             186,873
Interest credited to policyholders' account balances                118,935             110,815             118,246
General, administrative and other expenses                          228,067             225,721             122,006
                                                                  ---------           ---------           ---------

Total benefits and expenses                                         533,529             515,955             427,125
                                                                  ---------           ---------           ---------

Income from operations before income taxes                          236,195             168,242             228,357
                                                                  ---------           ---------           ---------

Income taxes
   Current                                                           69,768              73,326              60,196
   Deferred                                                          14,465             (11,458)             18,939
                                                                  ---------           ---------           ---------

Total income taxes                                                   84,233              61,868              79,135
                                                                  ---------           ---------           ---------

NET INCOME                                                          151,962             106,374             149,222
                                                                  ---------           ---------           ---------


Other comprehensive income, net of tax:

     Unrealized gains on securities, net of
       reclassification adjustment                                   (7,227)              3,025             (17,952)

     Foreign currency translation adjustments                         2,980              (2,863)               (482)
                                                                  ---------           ---------           ---------

Other comprehensive income                                           (4,247)                162             (18,434)
                                                                  ---------           ---------           ---------

TOTAL COMPREHENSIVE INCOME                                        $ 147,715           $ 106,536           $ 130,788
                                                                  =========           =========           =========

                 See Notes to Consolidated Financial Statements


Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Changes in Stockholder's Equity
Years Ended December 31, 1998, 1997, and 1996 (In Thousands)
--------------------------------------------------------------------------------

                                                                                                      Accumulated
                                                                                                         other            Total
                                                      Common          Paid-in-         Retained      comprehensive     stockholder's
                                                      stock           capital          earnings         income            equity
                                                   -----------      -----------      -----------     -------------     -------------
Balance, January 1, 1996                           $     2,500      $   439,582      $   795,275      $    30,836       $ 1,268,193

    Net income                                              --               --          149,222               --           149,222

    Change in foreign currency
      translation adjustments                               --               --               --             (482)             (482)

    Change in net unrealized
      investment gains, net of
      reclassification  adjustment                          --               --               --          (17,952)          (17,952)

                                                   -----------      -----------      -----------      -----------       -----------

Balance, December 31, 1996                               2,500          439,582          944,497           12,402         1,398,981

    Net income                                              --               --          106,374               --           106,374

    Change in foreign currency
      translation adjustments                               --               --               --           (2,863)           (2,863)

    Change in net unrealized
      investment gains, net of
      reclassification adjustment                           --               --               --            3,025             3,025
                                                   -----------      -----------      -----------      -----------       -----------

Balance, December 31, 1997                               2,500          439,582        1,050,871           12,564         1,505,517

    Net income                                              --               --          151,962               --           151,962

    Change in foreign currency
      translation adjustments                               --               --               --            2,980             2,980

    Change in net unrealized
      investment gains, net  of
      reclassification adjustment                           --               --               --           (7,227)           (7,227)

                                                   -----------      -----------      -----------      -----------       -----------

Balance, December 31, 1998                         $     2,500      $   439,582      $ 1,202,833      $     8,317       $ 1,653,232

                                                   ===========      ===========      ===========      ===========       ============

                 See Notes to Consolidated Financial Statements


Pruco Life Insurance Company and Subsidiaries

Consolidated Statements of Cash Flows
Years Ended December 31, 1998, 1997, and 1996 (In Thousands)
--------------------------------------------------------------------------------

                                                                                    1998                1997                1996
                                                                                -----------         -----------         -----------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income                                                                      $   151,962         $   106,374         $   149,222
Adjustments to reconcile net income to net cash (used in)
     provided by operating activities:
     Policy charges and fee income                                                  (47,230)            (40,783)            (50,286)
     Interest credited to policyholders' account balances                           118,935             110,815             118,246
     Realized investment gains, net                                                 (44,841)            (10,974)            (10,835)
     Amortization and other non-cash items                                           18,611             (31,181)             29,334
     Change in:
         Future policy benefits and other policyholders' liabilities                 62,139              39,683              54,176
         Accrued investment income                                                    5,886              (4,890)             (2,248)
         Separate Accounts                                                           32,288             (13,894)            (38,025)
         Payable to affiliate                                                        (3,807)             20,547              16,519
         Policy loans                                                               (62,962)            (64,173)            (70,509)
         Deferred policy acquisition costs                                         (206,471)            (22,083)            (66,183)
         Income taxes payable                                                       (27,179)             78,894                (816)
         Deferred income tax liability                                               10,351             (10,477)              7,912
         Other, net                                                                 (43,675)             34,577               7,814
                                                                                -----------         -----------         -----------
Cash Flows (Used In) From Operating Activities                                      (35,993)            192,435             144,321
                                                                                -----------         -----------         -----------
CASH FLOWS FROM INVESTING ACTIVITIES:
     Proceeds from the sale/maturity of:
         Fixed maturities:
               Available for sale                                                 5,429,396           2,828,665           3,886,254
               Held to maturity                                                      74,767             138,626             138,127
         Equity securities                                                            4,101               6,939               7,527
         Mortgage loans on real estate                                                5,433              24,925              19,226
         Other long-term investments                                                  1,140               3,276                 288
         Investment real estate                                                          --                  --               4,488
     Payments for the purchase of:
         Fixed maturities:
               Available for sale                                                (5,617,208)         (3,141,785)         (4,008,810)
               Held to maturity                                                    (145,919)            (70,532)           (114,494)
         Equity securities                                                           (2,274)             (4,594)             (4,697)
         Other long-term investments                                                   (409)                (51)               (657)
     Cash collateral for loaned securities, net                                     (70,085)            143,421                   -
     Securities sold under agreement to repurchase, net                              49,708                   -                   -
     Short-term investments, net                                                     75,771            (147,030)             58,186
                                                                                -----------         -----------         -----------
Cash Flows Used In Investing Activities                                            (195,579)           (218,140)            (14,562)
                                                                                -----------         -----------         -----------
CASH FLOWS FROM FINANCING ACTIVITIES:
     Policyholders' account balances:
          Deposits                                                                3,098,721           2,099,600             536,370
          Withdrawals                                                            (2,848,828)         (2,076,303)           (633,798)
                                                                                -----------         -----------         -----------
Cash Flows From (Used in) Financing Activities                                      249,893              23,297             (97,428)
                                                                                -----------         -----------         -----------
     Net increase (decrease) in Cash                                                 18,321              (2,408)             32,331
     Cash, beginning of year                                                         71,358              73,766              41,435
                                                                                -----------         -----------         -----------
CASH, END OF PERIOD                                                             $    89,679         $    71,358         $    73,766
                                                                                ===========         ===========         ===========

SUPPLEMENTAL CASH FLOW INFORMATION
     Income taxes paid (received)                                               $    99,810         $    (7,904)        $    61,760
                                                                                ===========         ===========         ===========

                 See Notes to Consolidated Financial Statements

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


1.   BUSINESS

Pruco Life Insurance Company (the Company) is a stock life insurance company, organized in 1971 under the laws of the state of Arizona. The Company markets individual life insurance, variable life insurance, variable annuities, fixed annuities, and a group annuity program (the Contracts) in all states and territories except the District of Columbia and Guam. In addition, the Company markets individual life insurance through its branch office in Taiwan. The Company has two wholly owned subsidiaries, Pruco Life Insurance Company of New Jersey (PLNJ) and The Prudential Life Insurance Company of Arizona (PLICA). PLNJ is a stock life insurance company organized in 1982 under the laws of the state of New Jersey. It is licensed to sell individual life insurance, variable life insurance, fixed annuities, and variable annuities only in the states of New Jersey and New York. PLICA is a stock life insurance company organized in 1988 under the laws of the state of Arizona. PLICA had no new business sales in 1997 or 1998 and at this time will not be issuing new business.

The Company is a wholly owned subsidiary of The Prudential Insurance Company of America (Prudential), a mutual insurance company founded in 1875 under the laws of the state of New Jersey. Prudential intends to make additional capital contributions to the Company, as needed, to enable it to comply with its reserve requirements and fund expenses in connection with its business. Generally, Prudential is under no obligation to make such contributions and its assets do not back the benefits payable under the Contracts.

The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing insurance products, and individual and group annuities. There are approximately 1,620 stock, mutual and other types of insurers in the life insurance business in the United States.


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The consolidated financial statements have been prepared in accordance with generally accepted accounting principles ("GAAP"). All significant intercompany balances and transactions have been eliminated.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

Investments

Fixed maturities classified as "available for sale" are carried at estimated fair value. Fixed maturities that the Company has both the intent and ability to hold to maturity are stated at amortized cost and classified as "held to maturity". The amortized cost of fixed maturities is written down to estimated fair value if a decline in value is considered to be other than temporary. Unrealized gains and losses on fixed maturities "available for sale", including the effect on deferred policy acquisition costs and participating annuity contracts that would result from the realization of unrealized gains and losses, net of income taxes, are included in a separate component of equity, "Accumulated other comprehensive income."

Equity securities, available for sale, comprised of common and non-redeemable preferred stock, are carried at estimated fair value. The associated unrealized gains and losses, net of income tax, the effects on deferred policy acquisition costs and on participating annuity contracts that would result from the realization of unrealized gains and losses, are included in a separate component of equity, "Accumulated other comprehensive income."

Mortgage loans on real estate are stated primarily at unpaid principal balances, net of unamortized discounts and allowance for losses. The allowance for losses is based upon a loan specific review and management's consideration of past results, current trends, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Impaired loans are identified by management as loans in which a probability exists that all amounts due according to the contractual terms of the loan agreement will not be collected.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Impaired loans are measured based on the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral if the loan is collateral dependent.

Interest received on impaired loans, including loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as revenue, according to management's judgment as to the collectibility of principal. Management discontinues the accrual of interest on impaired loans after the loans are 90 days delinquent as to principal or interest, or earlier when management has serious doubts about collectibility. When a loan is recognized as impaired, any accrued but unpaid interest previously recorded on such loan is reversed against interest income of the current period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where interest has been interrupted for a substantial period, a regular payment performance has been established.

Policy loans are carried at unpaid principal balances.

Short-term investments, consists primarily of highly liquid debt instruments purchased with an original maturity of twelve months or less and are carried at amortized cost, which approximates fair value.

Other long-term investments primarily represent the Company's investments in joint ventures and partnerships in which the Company does not have control. These investments are recorded using the equity method of accounting, reduced for other than temporary declines in value.

Realized investment gains, net are computed using the specific identification method. Costs of fixed maturity and equity securities are adjusted for impairments considered to be other than temporary.

Cash

Cash  includes  cash  on  hand,   amounts  due  from  banks,  and  money  market
instruments.

Deferred Policy Acquisition Costs

The costs which vary with and that are related primarily to the production of new insurance business are deferred to the extent that they are deemed recoverable from future profits. Such costs include certain commissions, costs of policy issuance and underwriting, and certain variable field office expenses. Deferred policy acquisition costs are subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period. Deferred policy acquisition costs are adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in "Accumulated other comprehensive income."

Acquisition costs related to interest-sensitive life products and investment-type contracts are deferred and amortized in proportion to total estimated gross profits arising principally from investment results, mortality and expense margins and surrender charges based on historical and anticipated future experience. Amortization periods range from 15 to 30 years. For participating life insurance, deferred policy acquisition costs are amortized over the expected life of the contracts in proportion to estimated gross margins based on historical and anticipated future experience, which is updated periodically. Deferred policy acquisition costs are analyzed to determine if they are recoverable from future income, including investment income. If such costs are determined to be unrecoverable, they are expensed at the time of determination. The effect of revisions to estimated gross profits on unamortized deferred acquisition costs is reflected in earnings in the period such estimated gross profits are revised.

Securities loaned

Securities loaned are treated as financing arrangements and are recorded at the amount of cash received as collateral. The Company obtains collateral in an amount equal to 102% of the fair value of the securities. The Company monitors the market value of securities loaned on a daily basis with additional collateral obtained as necessary. Non-cash collateral received is not reflected in the consolidated statements of financial position. Substantially all of the Company's securities loaned are with large brokerage firms.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Securities Sold Under Agreements to Repurchase

Securities sold under agreements to repurchase are treated as financing arrangements and are carried at the amounts at which the securities will be subsequently reacquired, including accrued interest, as specified in the respective agreements. The Company's policy is to take possession of securities purchased under agreements to resell. The market value of securities to be repurchased is monitored and additional collateral is requested, where appropriate, to protect against credit exposure.

Securities lending and securities repurchase agreements are used to generate net investment income and facilitate trading activity. These instruments are
short-term  in  nature  (usually  30  days  or  less).   Securities  loaned  are
collateralized principally by U.S. Government and mortgage-backed securities. Securities sold under repurchase agreements are collateralized principally by cash. The carrying amounts of these instruments approximate fair value because of the relatively short period of time between the origination of the instruments and their expected realization.

Separate Account Assets and Liabilities

Separate Account assets and liabilities are reported at estimated fair value and represent segregated funds which are invested for certain policyholders and other customers. Separate Account assets include common stocks, fixed maturities, real estate related securities, and short-term investments. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. The investment income and gains or losses for Separate Accounts generally accrue to the policyholders and are not included in the Consolidated Statement of Operations. Mortality, policy administration and surrender charges on the accounts are included in "Policy charges and fee income."

Separate Accounts represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the policyholders, with the exception of the Pruco Life Modified Guaranteed Annuity Account. The Pruco Life Modified Guaranteed Annuity Account is a non-unitized separate account, which funds the Modified Guaranteed Annuity Contract and the Market Value Adjustment Annuity Contract. Owners of the Pruco Life Modified Guaranteed Annuity and the Market Value Adjustment Annuity Contracts do not participate in the investment gain or loss from assets relating to such accounts. Such gain or loss is borne, in total, by the Company.

Insurance Revenue and Expense Recognition

Premiums from insurance policies are generally recognized when due. Benefits are recorded as an expense when they are incurred. For traditional life insurance contracts, a liability for future policy benefits is recorded using the net level premium method. For individual annuities in payout status, a liability for future policy benefits is recorded for the present value of expected future payments based on historical experience.

Premiums from non-participating group annuities with life contingencies are generally recognized when due. For single premium immediate annuities, premiums are recognized when due with any excess profit deferred and recognized in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

Amounts received as payment for interest-sensitive life, individual annuities, and guaranteed investment contracts are reported as deposits to "Policyholders' account balances." Revenues from these contracts reflected as "Policy charges and fee income" consist primarily of fees assessed during the period against the policyholders' account balances for mortality charges, policy administration charges and surrender charges. In addition, interest earned from the investment of these account balances is reflected in "Net investment income." Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited and amortization of deferred policy acquisition costs.

Foreign Currency Translation Adjustments

Assets and liabilities of the Taiwan branch are translated to U.S. dollars at the exchange rate in effect at the end of the period. Revenues, benefits and other expenses are translated at the average rate prevailing during the period. Cumulative translation adjustments arising from the use of differing exchange rates from period to period are charged or credited directly to "Other comprehensive income." The cumulative effect of changes in foreign exchange rates are included in "Accumulated other comprehensive income."

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

Other Income

Other income consists primarily of asset management fees which are received by the Company from Prudential for services Prudential provides to the Prudential Series Fund, an underlying investment option of the Separate Accounts.

Derivative Financial Instruments

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, various financial indices, or the value of securities or commodities. Derivative financial instruments used by the Company include futures, currency swaps, and options contracts and can be exchange-traded or contracted in the over-the-counter market. The Company uses derivative financial instruments to hedge market risk from changes in interest rates or foreign currency exchange rates, and to alter interest rate or currency exposures arising from mismatches between assets and liabilities. All derivatives used by the Company are for other than trading purposes.

To qualify as a hedge, derivatives must be designated as hedges for existing assets, liabilities, firm commitments, or anticipated transactions which are identified and probable to occur, and effective in reducing the market risk to which the Company is exposed. The effectiveness of the derivatives must be evaluated at the inception of the hedge and throughout the hedge period.

When derivatives qualify as hedges, the changes in the fair value or cash flows of the derivatives and the hedged items are recognized in earnings in the same period. If the Company's use of other than trading derivatives does not meet the criteria to apply hedge accounting, the derivatives are recorded at fair value in "Other liabilities" in the Consolidated Statements of Financial Position, and changes in their fair value are recognized in earnings in "Realized investment gains, net" without considering changes in the hedged assets or liabilities. Cash flows from other than trading derivative assets and liabilities are reported in the operating activities section in the Consolidated Statements of Cash Flows.

Income Taxes

The Company and its subsidiaries are members of the consolidated federal income tax return of Prudential and files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision. Deferred income taxes are generally recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. A valuation allowance is recorded to reduce a deferred tax asset to that portion that is expected to be realized.

New Accounting Pronouncements

In June 1996, the Financial Accounting Standards Board ("FASB") issued the Statement of Financial Accounting Standards ("SFAS") No. 125, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 125"). The statement provides accounting and reporting standards for transfers and servicing of financial assets and extinguishments of liabilities and provides consistent standards for distinguishing transfers of financial assets that are sales from transfers that are secured borrowings. SFAS 125 became effective January 1, 1997 and is to be applied prospectively. Subsequent to June 1996, FASB issued SFAS No. 127 "Deferral of the Effective Date of Certain Provisions of SFAS 125" ("SFAS 127"). SFAS 127 delays the implementation of SFAS 125 for one year for certain transactions, including repurchase agreements, dollar rolls, securities lending and similar transactions. Adoption of SFAS 125 did not have a material impact on the Company's results of operations, financial position and liquidity.

During 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income," which was issued by the FASB in June 1997. This statement defines comprehensive income and establishes standards for reporting and displaying comprehensive income and its components in financial statements. The statement requires that the Company classify items of other comprehensive income by their nature and display the accumulated balance of other comprehensive income separately from retained earnings in the equity section of the Statement of Financial Position. Application of this statement did not change recognition or measurement of net income and, therefore, did not affect the Company's financial position or results of operations.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (continued)

On January 1, 1999,  the Company  adopted the  American  Institute  of Certified
Public Accountants ("AICPA") Statement of Position 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments" ("SOP 97-3"). This statement provides guidance for determining when an insurance company or other enterprise should recognize a liability for guaranty-fund assessments as well as guidance for measuring the liability. The adoption of SOP 97-3 is not expected to have a material effect on the Company's financial position or results of operations.

In June 1998, the FASB issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" which requires that companies recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. SFAS No. 133 provides, if certain conditions are met, that a derivative may be specifically designated as (1) a hedge of the exposure to changes in the fair value of a recognized asset or liability or an unrecognized firm commitment (fair value hedge), (2) a hedge of the exposure to variable cash flows of a forecasted transaction (cash flow hedge), or (3) a hedge of the foreign currency exposure of a net investment in a foreign operation, an unrecognized firm commitment, an available-for-sale security or a foreign-currency-denominated forecasted transaction (foreign currency hedge).

SFAS No. 133 does not apply to most traditional insurance contracts. However, certain hybrid contracts that contain features which can affect settlement amounts similarly to derivatives may require separate accounting for the "host contract" and the underlying "embedded derivative" provisions. The latter provisions would be accounted for as derivatives as specified by the statement.

Under SFAS No. 133, the accounting for changes in fair value of a derivative depends on its intended use and designation. For a fair value hedge, the gain or loss is recognized in earnings in the period of change together with the offsetting loss or gain on the hedged item. For a cash flow hedge, the effective portion of the derivative's gain or loss is initially reported as a component of other comprehensive income and subsequently reclassified into earnings when the forecasted transaction affects earnings. For a foreign currency hedge, the gain or loss is reported in other comprehensive income as part of the foreign currency translation adjustment. For all other derivatives not designated as hedging instruments, the gain or loss is recognized in earnings in the period of change. The Company is required to adopt this Statement no later than January 1, 2000 and is currently assessing the effect of the new standard.

In  October,  1998,  the AICPA  issued  Statement  of  Position  98-7,  "Deposit
Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk," ("SOP 98-7"). This statement provides guidance on how to account for insurance and reinsurance contracts that do not transfer insurance risk. SOP 98-7 is effective for fiscal years beginning after June 15, 1999. The adoption of this statement is not expected to have a material effect on the Company's financial position or results of operations.

Reclassifications

Certain amounts in the prior years have been reclassified to conform to current year presentation.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS

Fixed Maturities and Equity Securities:

The following tables provide additional information relating to fixed maturities and equity securities as of December 31,:

                                                                                                  1998
                                                                    ----------------------------------------------------------------
                                                                                        Gross             Gross
                                                                    Amortized         Unrealized        Unrealized        Estimated
                                                                       Cost             Gains             Losses          Fair Value
                                                                    ----------        ----------        ----------        ----------
                                                                                             (In Thousands)
Fixed maturities available for sale
U.S. Treasury securities and obligations of
     U.S. government corporations and agencies                         110,294               864               318           110,840

Foreign government bonds                                                87,112             2,003               696            88,419

Corporate securities                                                 2,540,498            30,160             6,897         2,563,761

Mortgage-backed securities                                                 750               156                --               906
                                                                    ----------        ----------        ----------        ----------
Total fixed maturities available for sale                           $2,738,654        $   33,183        $    7,911        $2,763,926
                                                                    ==========        ==========        ==========        ==========

  Equity securities available for sale                              $    2,951        $      168        $      272        $    2,847
                                                                    ==========        ==========        ==========        ==========

  Fixed maturities held to maturity
  Corporate securities                                              $  410,558        $   11,287        $       --        $  421,845
                                                                    ----------        ----------        ----------        ----------
  Total fixed maturities held to maturity                           $  410,558        $   11,287        $       --        $  421,845
                                                                    ==========        ==========        ==========        ==========


                                                                                                  1997
                                                                    ----------------------------------------------------------------
                                                                                        Gross             Gross
                                                                    Amortized         Unrealized        Unrealized        Estimated
                                                                       Cost             Gains             Losses          Fair Value
                                                                    ----------        ----------        ----------        ----------
                                                                                             (In Thousands)
  Fixed maturities available for sale
  U.S. Treasury securities and obligations of
       U.S. government corporations and agencies                    $  177,691        $    1,231        $       20        $  178,902

  Foreign government bonds                                              83,889             1,118                19            84,988

  Corporate securities                                               2,263,898            36,857             2,017         2,298,738

  Mortgage-backed securities                                             1,076               180                32             1,224
                                                                    ----------        ----------        ----------        ----------
  Total fixed maturities available for sale                         $2,526,554        $   39,386        $    2,088        $2,563,852
                                                                    ==========        ==========        ==========        ==========

  Equity securities available for sale                              $    1,289        $      802        $      109        $    1,982
                                                                    ==========        ==========        ==========        ==========

  Fixed maturities held to maturity
  Corporate securities                                              $  338,848        $   11,427        $      219        $  350,056
                                                                    ----------        ----------        ----------        ----------
  Total fixed maturities held to maturity                           $  338,848        $   11,427        $      219        $  350,056
                                                                    ==========        ==========        ==========        ==========

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)

The amortized cost and estimated fair value of fixed maturities, categorized by contractual maturities at December 31, 1998 are shown below:

                                                     Available for Sale                         Held to Maturity
                                               --------------------------------        ---------------------------------
                                               Amortized         Estimated Fair         Amortized         Estimated Fair
                                                 Cost                Value                Cost                 Value
                                               ---------         --------------        ----------         --------------
                                                       (In Thousands)                          (In Thousands)
Due in one year or less                        $   72,931          $   73,254          $    3,036          $    3,064

Due after one year through five years           1,050,981           1,059,389             193,749             201,136

Due after five years through ten years          1,142,507           1,156,664             155,568             158,801

Due after ten years                               471,485             473,713              58,205              58,844

Mortgage-backed securities                            750                 906                  --                  --
                                               ----------          ----------          ----------          ----------
Total                                          $2,738,654          $2,763,926          $  410,558          $  421,845
                                               ==========          ==========          ==========          ==========


Actual maturities will differ from contractual maturities because, in certain circumstances, issuers have the right to call or prepay obligations.

Proceeds from the sale of fixed maturities available for sale during 1998, 1997, and 1996 were $5,327.3 million, $2,796.3 million, and $3,667.1 million, respectively. Gross gains of $46.3 million, $18.6 million, and $22.1 million and gross losses of $14.1 million, $7.9 million, and $17.6 million were realized on those sales during 1998, 1997, and 1996, respectively.

Proceeds from the maturity of fixed maturities available for sale during 1998, 1997, and 1996 were $102.1 million, $32.4 million, and $219.2 million, respectively. During the years ended December 31, 1998, 1997, and 1996, there were no securities classified as held to maturity that were sold.

Writedowns for impairments of fixed maturities which were deemed to be other than temporary were $2.8 million, $.1 million and $.1 million for the years 1998, 1997 and 1996, respectively.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)

The following table describes the credit quality of the fixed maturity portfolio, based on ratings assigned by the National Association of Insurance Commissioners ("NAIC") or Standard & Poor's Corporation, an independent rating agency as of December 31, 1998:

                                                              Available for Sale                          Held to Maturity
                                                       ------------------------------          -------------------------------------

                                                        Amortized        Estimated Fair         Amortized        Estimated Fair
                                                          Cost               Value                Cost               Value
                                                       ----------        --------------        ----------        --------------
                                                               (In Thousands)                          (In Thousands)
 NAIC      Standard & Poor's
  1          AAA to AA-                                $1,195,301          $1,211,995          $  180,070          $  186,683
  2          BBB+ to BBB-                               1,254,522           1,263,656             182,298             185,417
  3          BB+ to BB-                                   201,033             204,278              39,346              40,654
  4          B+ to B-                                      59,799              57,695               8,821               9,068
  5          CCC or lower                                  27,552              26,061                  --                  --
  6          In or near default                               447                 241                  23                  23
                                                       ----------          ----------          ----------          ----------
             Total                                     $2,738,654          $2,763,926          $  410,558          $  421,845
                                                       ==========          ==========          ==========          ==========


The fixed maturity portfolio consists largely of investment grade assets (rated "1" or "2" by the NAIC), with such investments accounting for 89% and 94% of the portfolio at December 31, 1998 and 1997, respectively, based on fair value. As of both of those dates, less than 1% of the fixed maturities portfolio was rated "6" by the NAIC, defined as public and private placement securities which are currently non-performing or believed subject to default in the near-term.

The Company continually reviews fixed maturities and identifies potential problem assets which require additional monitoring. The Company defines "problem" fixed maturities as those for which principal and/or interest payments are in default. The Company defines "potential problem" fixed maturities as assets which are believed to present default risk associated with future debt service obligations and therefore require more active management. At December 31, 1998 management identified $264.0 thousand of fixed maturity investments as problem or potential problem. An immaterial amount of problem or potential problem fixed maturities were identified in 1997.

Mortgage Loans on Real Estate

The Company's mortgage loans were collateralized by the following property types at December 31, 1998 and 1997.


                                            1998                 1997
                                    ------------------   -------------------
                                                (In Thousands)

     Office buildings               $    --        --    $ 4,607        20%

     Retail stores                    7,356        42%     8,090        35%

     Apartment complexes              5,988        35%     6,080        27%

     Industrial buildings             4,010        23%     4,010        18%
                                    ------------------   ------------------
           Net carrying value       $17,354       100%   $22,787       100%
                                    ==================   ==================

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)

The largest concentration of mortgage loans are in the states of Pennsylvania (35%), Washington (34%), and New Jersey (23%).

Special Deposits

Fixed maturities of $8.6 million and $8.3 million at December 31, 1998 and 1997, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws.

Other Long-Term Investments

The Company's "Other long-term investments" of $1.0 million and $1.3 million as of December 31, 1998 and 1997, respectively, are comprised of joint ventures and limited parterships. The Company's share of net income from these entities was $.1 million, $2.2 million and $1.4 million for the years ended December 31, 1998, 1997 and 1996, respectively, and is reported in "Net investment income."

Investment Income and Investment Gains and Losses

Net investment income arose from the following sources for the years ended December 31:

                                               1998         1997         1996
                                            ---------    ---------    ---------
                                                      (In Thousands)

  Fixed maturities - available for sale     $ 179,184    $ 161,140    $ 152,445
  Fixed maturities - held to maturity          26,128       26,936       33,419
  Equity securities                                14           76           44
  Mortgage loans on real estate                 1,818        2,585        5,669
  Policy loans                                 40,928       37,398       33,449
  Short-term investments                       23,110       22,011       16,780
  Other                                         6,886       14,920       10,051
                                            ---------    ---------    ---------
  Gross investment income                     278,068      265,066      251,857
       Less:  investment expenses             (16,638)      (5,432)      (4,529)
                                            ---------    ---------    ---------
  Net investment income                     $ 261,430    $ 259,634    $ 247,328
                                            =========    =========    =========


Realized investment gains ,net including charges for other than temporary reductions in value, for the years ended December 31, were from the following sources:


                                               1998         1997         1996
                                            ---------    ---------    ---------
                                                      (In Thousands)

  Fixed maturities - available for sale     $  29,330    $   9,039    $   9,036
  Fixed maturities - held to maturity             487          821           --
  Equity securities                             3,489            8          781
  Mortgage loans on real estate                    --          797        1,677
  Derivative instruments                       12,414           --           --
  Other                                          (879)         309         (659)
                                            ---------    ---------    ---------

  Realized investment gains, net            $  44,841    $  10,974    $  10,835
                                            =========    =========    =========

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


3.   INVESTMENTS (continued)


Net Unrealized Investment Gains

Net unrealized investment gains on securities available for sale are included in the Consolidated Statement of Financial Position as a component of "Accumulated other comprehensive income." Changes in these amounts include reclassification adjustments to avoid double-counting in "Comprehensive income," items that are included as part of "Net income" for a period that also have been part of "Other comprehensive income" in earlier periods. The amounts for the years ended December 31, net of tax, are as follows:

                                                                                 1998            1997            1996
                                                                               --------        --------        --------
                                                                                            (In Thousands)
Net unrealized investment gains, beginning of year                             $ 17,129        $ 14,104        $ 32,056
Changes in net unrealized investment gains attributable to:
  Investments:
    Net unrealized gains on investments arising during the period                14,593          13,880         (20,405)
    Reclassification adjustment for gains included in net income                 22,799           6,680           6,165
                                                                               --------        --------        --------
    Change in net unrealized gains on investments, net of adjustments            (8,206)          7,200         (26,570)
Impact of net unrealized investment gains on:
  Policyholder's account balances                                                (1,063)          1,293          (2,467)
  Deferred policy acquisition costs                                               2,042          (5,468)         11,085
                                                                               --------        --------        --------
Change in net unrealized investment gains                                        (7,227)          3,025         (17,952)
                                                                               --------        --------        --------
Net unrealized investment gains, end of year                                   $  9,902        $ 17,129        $ 14,104
                                                                               ========        ========        ========


Unrealized gains (losses) on investments arising during the periods reported in the above table are net of income tax (benefit) expense of $(8.2) million, $(7.6) million and $12.1 million for the years ended December 31, 1998, 1997 and 1996, respectively.

Reclassification adjustments reported in the above table for the years ended December 31, 1998, 1997 and 1996 are net of income tax expense of $12.8 million, $3.6 million and $3.8 million, respectively.

Policyholder's account balances reported in the above table are net of income tax (benefit) expense of $(.2) million, $.0 million and $1.4 million for the years ended December 31, 1998, 1997 and 1996, respectively.

Deferred  policy  acquisition  costs in the above  tables  for the  years  ended
December 31, 1998, 1997 and 1996 are net of income tax (benefit) expense of $(1.1) million, $2.9 million and $(6.2) million, respectively.


4.   POLICYHOLDERS' LIABILITIES

Future policy benefits and other policyholder liabilities at December 31 are as follows:

                                                     1998            1997
                                                   --------        --------
                                                        (In Thousands)

              Life insurance                       $506,249        $444,737
              Annuities                              28,350          27,723

                                                   --------        --------
                                                   $534,599        $472,460
                                                   ========        ========

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


4.   POLICYHOLDERS' LIABILITIES (continued)

Life  insurance  liabilities  include  reserves  for  death  benefits.   Annuity
liabilities include reserves for immediate annuities.

The following table highlights the key assumptions generally utilized in calculating these reserves:

          Product                         Mortality             Interest Rate           Estimation Method
------------------------------    -------------------------     -------------        -----------------------
Life insurance - Domestic         Generally rates               2.5% to 7.5%         Net level premium based
                                  guaranteed in                                      on non-forfeiture
                                  calculating cash                                   interest rate
                                  surrender values

Life insurance - International    Generally rates               6.25% to 6.5%        Net level premium based
                                  guaranteed in                                      on the expected
                                  calculating cash                                   investment return
                                  surrender values

Individual immediate annuities    1983 Individual Annuity       6.25% to 11.0%       Present value of
                                  Mortality Table with                               expected future payment
                                  certain modifications                              based on historical
                                                                                     experience


Policyholders' account balances at December 31, are as follows:


                                                       1998         1997
                                                    ----------   ----------
                                                        (In Thousands)

              Interest-sensitive life contracts     $1,386,829   $1,345,089
              Individual annuities                   1,077,996    1,035,371
              Guaranteed investment contracts          231,366           --
                                                    ----------   ----------
                                                    $2,696,191   $2,380,460
                                                    ==========   ==========

Policyholders' account balances for interest-sensitive life, individual annuities, and guaranteed investment contracts are equal to policy account values plus unearned premiums. The policy account values represent an accumulation of gross premium payments plus credited interest less withdrawals, expenses, mortality charges.

Certain contract provisions that determine the policyholder account balances are as follows:

            Product                       Interest Rate          Withdrawal / Surrender Charges
---------------------------------         --------------       ----------------------------------
Interest sensitive life contracts         4.0% to 6.5%         Various up to 10 years

Individual annuities                      3.0% to 5.6%         0% to 8% for up to 8 years

Guaranteed investment contracts           5.02% to 6.23%       Subject to market value withdrawal
                                                               provisions for any funds withdrawn
                                                               other than for benefit responsive
                                                               and contractual payments

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


5.   REINSURANCE

The Company participates in reinsurance, with Prudential and other companies, in order to provide greater diversification of business, provide additional capacity for future growth and limit the maximum net loss potential arising from large risks. Reinsurance ceded arrangements do not discharge the Company or the insurance subsidiaries as the primary insurer, except for cases involving a novation. Ceded balances would represent a liability to the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The likelihood of a material reinsurance liability reassumed by the Company is considered to be remote.

Reinsurance amounts included in the Consolidated Statement of Operations for the year ended December 31 are below.


                                              1998        1997        1996
                                            --------    --------    --------
                                                     (In Thousands)

     Direct Premiums                        $ 65,423    $ 51,851    $ 53.776
         Reinsurance assumed                   1,395       1,369       1,128
         Reinsurance ceded - affiliated       (6,532)       (686)       (254)
         Reinsurance ceded - unaffiliated     (2,819)     (3,038)     (3,125)
                                            --------    --------    --------
     Premiums                               $ 57,467    $ 49,496    $ 51,525
                                            ========    ========    ========
     Policyholders' benefits ceded          $ 27,991    $ 25,704    $ 26,796
                                            ========    ========    ========


Reinsurance   recoverables,   included  in  "Other   assets"  in  the  Company's
Consolidated Statements of Financial Position, at December 31 include amounts recoverable on unpaid and paid losses and were as follows:


                                                         1998        1997
                                                        -------     -------
                                                           (In Thousands)

              Life insurance - affiliated               $ 6,481     $ 2,618
              Other reinsurance - affiliated             21,650      23,243
                                                        -------     -------
                                                        $28,131     $25,861
                                                        =======     =======

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


6.   EMPLOYEE BENEFIT PLANS

Pension and Other Postretirement Plans

The Company has a non-contributory defined benefit pension plan which covers substantially all of its Taiwanese employees. This plan was established as of September 30, 1997 and the projected benefit obligation and related expenses at September 30, 1998 was not material to the Consolidated Statements of Financial Position or results of operations for the years presented. All other employee benefit costs are allocated to the Company from Prudential in accordance with the service agreement described in Note 13.


7.   INCOME TAXES

The components of income taxes for the years ended December 31, are as follows:


                                                1998        1997        1996
                                              --------    --------    --------
                                                       (In Thousands)
        Current tax expense (benefit):
           U.S                                $ 67,272    $ 71,989    $ 59,489
           State and local                       2,496       1,337         703
           Foreign                                  --          --           4
                                              --------    --------    --------
           Total                                69,768      73,326      60,196
                                              --------    --------    --------


        Deferred tax expense (benefit):
           U.S                                  14,059     (11,458)     18,413
           State and local                         406          --         526
                                              --------    --------    --------
           Total                                14,465     (11,458)     18,939
                                              --------    --------    --------

         Total income tax expense             $ 84,233    $ 61,868    $ 79,135
                                              ========    ========    ========


The income tax expense for the years ended December 31, differs from the amount computed by applying the expected federal income tax rate of 35% to income from operations before income taxes for the following reasons:


                                                1998        1997        1996
                                              --------    --------    --------
                                                       (In Thousands)

        Expected federal income tax expense   $ 82,668    $ 58,885    $ 79,925
        State and local income taxes             1,886         869         799
        Other                                     (321)      2,114      (1,589)
                                              --------    --------    --------
        Total income tax expense              $ 84,233    $ 61,868    $ 79,135
                                              ========    ========    ========

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


7.   INCOME TAXES (continued)

Deferred tax assets and liabilities at December 31, resulted from the items listed in the following table:


                                                          1998       1997
                                                        --------   --------
                                                          (In Thousands)
           Deferred tax assets
                Insurance reserves                      $ 93,564   $ 52,144
                                                        --------   --------
                Deferred tax assets                       93,564     52,144
                                                        --------   --------

           Deferred tax liabilities
                Deferred acquisition costs               224,179    167,128
                Net investment gains                      12,241     16,068
                Other                                      5,978      7,431
                                                        --------   --------
                Deferred tax liabilities                 242,398    190,627
                                                        --------   --------

           Net deferred tax liability                   $148,834   $138,483
                                                        ========   ========


Management believes that based on its historical pattern of taxable income, the Company and its subsidiaries will produce sufficient income in the future to realize its deferred tax assets after valuation allowance. Adjustments to the valuation allowance will be made if there is a change in management's assessment of the amount of the deferred tax asset that is realizable. At December 31, 1998 and 1997, respectively, the Company and its subsidiaries had no federal or state operating loss carryforwards for tax purposes.

The Internal Revenue Service (the "Service") has completed examinations of all consolidated federal income tax returns through 1989. The Service has examined the years 1990 through 1992. Discussions are being held with the Service with respect to proposed adjustments. However, management believes there are adequate defenses against, or sufficient reserves to provide for, such adjustments. The Service has begun their examination of the years 1993 through 1995.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


8.   EQUITY

Reconciliation of Statutory Surplus and Net Income

Accounting practices used to prepare statutory financial statements for regulatory purposes differ in certain instances from GAAP. The following table reconciles the Company's statutory net income and surplus as of and for the years ended December 31, determined in accordance with accounting practices prescribed or permitted by the Arizona and New Jersey Departments of Banking and Insurance with net income and equity determined using GAAP.


                                          1998         1997         1996
                                        ---------    ---------    ---------
                                                  (In Thousands)
Statutory net income                    $ (33,097)   $  12,778    $  48,846

Adjustments to reconcile to net
  income on a GAAP basis:
     Statutory income of subsidiaries      18,953       18,553       25,001
     Deferred acquisition costs           202,375       38,003       48,862
     Deferred premium                       2,625        1,144        1,295
     Insurance liabilities                (24,942)      26,517       28,662
     Deferred taxes                       (14,465)      11,458      (18,939)
     Valuation of investments              20,077          506          365
     Other, net                           (19,564)      (2,585)      15,130
                                        ---------    ---------    ---------
GAAP net income                         $ 151,962    $ 106,374    $ 149,222
                                        =========    =========    =========





                                                 1998           1997
                                             -----------    -----------
                                                   (In Thousands)
  Statutory surplus                          $   931,164    $   853,130

  Adjustments to reconcile to equity
    on a GAAP basis:
       Valuation of investments                  117,254         97,787
       Deferred acquisition costs                861,713        655,242
       Deferred premium                          (15,625)       (14,817)
       Insurance liabilities                    (133,811)      (107,525)
       Deferred taxes                           (148,834)      (138,483)
       Other, net                                 41,371        160,183
                                             -----------    -----------
  GAAP stockholder's equity                  $ 1,653,232    $ 1,505,517
                                             ===========    ===========




9.   FAIR VALUE OF FINANCIAL INSTRUMENTS

The estimated fair values presented below have been determined using available information and valuation methodologies. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such estimates presented may not be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies could have a material effect on the estimated fair values. The following methods and assumptions were used in calculating the estimated fair values (for all other financial instruments presented in the table, the carrying value approximates estimated fair value).

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


9.  FAIR VALUE OF FINANCIAL INSTRUMENTS (continued)

Fixed maturities and Equity securities

Estimated fair values for fixed maturities and equity securities, other than private placement securities, are based on quoted market prices or estimates from independent pricing services. Fair values for private placement securities are estimated using a discounted cash flow model which considers the current market spreads between the U.S. Treasury yield curve and corporate bond yield curve, adjusted for the type of issue, its current credit quality and its remaining average life. The estimated fair value of certain non-performing private placement securities is based on amounts estimated by management.

Mortgage loans on real estate

The estimated fair value of the mortgage loan portfolio is primarily based upon the present value of the scheduled future cash flows discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage.

Policy loans

The estimated fair value of policy loans is calculated  using a discounted  cash
flow  model  based  upon  current  U.S.   Treasury  rates  and  historical  loan
repayments.

Policyholders' account balances

Estimated fair values of policyholders' account balances are derived by using discounted projected cash flows, based on interest rates being offered for similar contracts, with maturities consistent with those remaining for the contracts being valued.

Derivative financial instruments

The fair value of futures is estimated based on market quotes for a transactions with similar terms.

The following table discloses the carrying amounts and estimated fair values of the Company's financial instruments at December 31,:

                                                        1998                                   1997
                                          -------------------------------       ---------------------------------
                                            Carrying           Estimated          Carrying            Estimated
                                             Value            Fair Value            Value             Fair Value
                                          -----------         -----------       -------------         -----------
                                                                        (In Thousands)
Financial Assets:
     Fixed maturities:
          Available for sale              $ 2,763,926         $ 2,763,926         $ 2,563,852         $ 2,563,852
          Held to maturity                    410,558             421,845             338,848             350,056
     Equity securities                          2,847               2,847               1,982               1,982
     Mortgage loans                            17,354              19,465              22,787              24,994
     Policy loans                             766,917             806,099             703,955             703,605
     Short-term investments                   240,727             240,727             316,355             316,355
     Cash                                      89,679              89,679              71,358              71,358
     Separate Account assets               11,531,754          11,531,754           8,022,079           8,022,079

Financial Liabilities:
     Policyholders'
        account balances                  $ 2,696,191         $ 2,703,725         $ 2,380,460         $ 2,374,040
     Cash collateral for loaned
        securities                            123,044             123,044             143,421             143,421
     Separate Account liabilities          11,490,751          11,490,751           7,948,788           7,948,788
     Derivatives                                1,723               2,374                 653                 653

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


10.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS

Futures & Options

The Company uses exchange-traded Treasury futures and options to reduce market risks from changes in interest rates, to alter mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, and to hedge against changes in the value of securities it owns or anticipates acquiring. The Company enters into exchange-traded futures and options with regulated futures commissions merchants who are members of a trading exchange. The fair value of futures and options is estimated based on market quotes for a transaction with similar terms.

Under exchange-traded futures, the Company agrees to purchase a specified number of contracts with other parties and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. Futures are typically used to hedge duration mismatches between assets and liabilities by replicating Treasury performance. Treasury futures move substantially in value as interest rates change and can be used to either generate new or hedge existing interest rate risk. This strategy protects against the risk that cash flow requirements may necessitate liquidation of investments at unfavorable prices resulting from increases in interest rates. This strategy can be a more cost effective way of temporarily reducing the Company's exposure to a market decline than selling fixed income securities and purchasing a similar portfolio when such a decline is believed to be over.

For futures that meet hedge accounting criteria, changes in their fair value are deferred and recognized as an adjustment to the carrying value of the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are amortized as a yield adjustment over the remaining lives of the hedged item. Futures that do not qualify as hedges are carried at fair value with changes in value reported in current period earnings. The notional value of futures contracts was $40.8 million and $115.7 million at December 31, 1998 and 1997, respectively. The fair value of futures contracts was immaterial at December 31, 1998 and 1997.

When the Company anticipates a significant decline in the stock market which will correspondingly affect its diversified portfolio, it may purchase put index options where the basket of securities in the index is appropriate to provide a hedge against a decrease in the value of the equity portfolio or a portion thereof. This strategy effects an orderly sale of hedged securities. When the Company has large cash flows which it has allocated for investment in equity securities, it may purchase call index options as a temporary hedge against an increase in the price of the securities it intends to purchase. This hedge permits such investment transactions to be executed with the least possible adverse market impact.

Option premium paid or received is reported as an asset or liability and amortized into income over the life of the option. If options meet the criteria for hedge accounting, changes in their fair value are deferred and recognized as an adjustment to the hedged item. Deferred gains or losses from the hedges for interest-bearing financial instruments are recognized as an adjustment to interest income or expense of the hedged item. If the options do not meet the criteria for hedge accounting, they are fair valued, with changes in fair value reported in current period earnings. The fair value of options was immaterial at December 31, 1998, and there were no options in 1997.

Currency Derivatives

The Company uses currency swaps to reduce market risks from changes in currency values of investments denominated in foreign currencies that the Company either holds or intends to acquire and to alter the currency exposures arising from mismatches between such foreign currencies and the US Dollar.

Under currency swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by one counterparty for payments made in the same currency at each due date.

If currency derivatives are effective as hedges of foreign currency translation and transaction exposures, gains or losses are recorded in "Foreign currency translation adjustments". If currency derivatives do not meet hedge accounting criteria, gains or losses from those derivatives are recognized in current period earnings.

As of December 31, 1998, the notional value of the swaps was $40.5 million with a fair value of ($2.3) million. There were no currency swaps at year end 1997.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


10.  DERIVATIVE AND OFF-BALANCE SHEET CREDIT-RELATED INSTRUMENTS (continued)

Credit Risk

The current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. As of December 31, 1998, 47% of notional consisted of interest rate derivatives, 47% of notional consisted of foreign currency derivatives, and 6% of notional consisted of equity derivatives.


11.  CONTINGENCIES

Several actions have been brought against the Company on behalf of those persons who purchased life insurance policies based on complaints about sales practices engaged in by Prudential, the Company and agents appointed by Prudential and the Company. Prudential has agreed to indemnify the Company for any and all losses resulting from such litigation.

In the normal course of business, the Company is subject to various claims and assessments. Management believes the settlement of these matters would not have a material effect on the financial position or results of operations of the Company.


12.  DIVIDENDS

The Company is subject to Arizona law which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend which may be paid in any twelve month period without notification or approval is limited to the lesser of 10% of statutory surplus as of December 31 of the preceding year or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations and the Company's surplus position at December 31, 1998, the Company would not be permitted a dividend distribution in 1998.


13.  RELATED PARTY TRANSACTIONS

Service Agreements

Prudential and Pruco Life operate under service and lease agreements whereby services of officers and employees (except for those agents employed by the Company in Taiwan), supplies, use of equipment and office space are provided by Prudential. The net cost of these services allocated to the Company were $269.9 million, $139.5 million and $101.7 million for the years ended December 31, 1998, 1997, and 1996, respectively. These costs are treated in a manner consistent with the Company's policy on deferred acquisition costs.

Prudential and Pruco Life have an agreement with respect to administrative services for the Prudential Series Fund. The Company invests in the various portfolios of the Series Fund through the Separate Accounts. Under this agreement, Prudential pays compensation to Pruco Life in the amount equal to a portion of the gross investment advisory fees paid by the Prudential Series Fund. The Company received from Prudential its allocable share of such compensation in the amount of $40.1 million, $29.4 million and $19.1 million during 1998, 1997 and 1996, respectively, recorded in other income.

Reinsurance

The Company currently has three reinsurance agreements in place with Prudential (the reinsurer). Specifically a reinsurance Group Annuity Contract, whereby the reinsurer, in consideration for a single premium payment by the Company, provides reinsurance equal to 100% of all payments due under the contract, and two yearly renewable term agreements in which the Company may offer and the reinsurer may accept reinsurance on any life in excess of the Company's maximum limit of retention. The Company is not relieved of its primary obligation to the policyholder as a result of these reinsurance transactions. These agreements had no material effect on net income for the years ended December 31, 1998, 1997, and 1996.

Pruco Life Insurance Company and Subsidiaries

Notes to Consolidated Financial Statements

--------------------------------------------------------------------------------


13.  RELATED PARTY TRANSACTIONS (continued)

Debt Agreements

In July 1998, the Company established a revolving line of credit facility of up to $300 million with Prudential Funding Corporation, a wholly owned subsidiary of Prudential. There is no outstanding debt relating to this credit facility as of December 31, 1998.

                       Report of Independent Accountants
                       ---------------------------------



To the Board of Directors of
Pruco Life Insurance Company

In our opinion, the accompanying consolidated statements of financial position and the related consolidated statements of operations, of changes in stockholder's equity and of cash flows present fairly, in all material respects, the financial position of Pruco Life Insurance Company and its subsidiaries at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.



PricewaterhouseCoopers LLP
New York, New York
February 26, 1999

PRUSELECT(SM) I

VARIABLE LIFE
INSURANCE

[PRUDENTIAL LOGO]


Pruco Life Insurance Company
213 Washington Street, Newark, NJ 07102-2992
Telephone: 800 286-7754


CVUL-1 Ed. 5/99

                                     PART II

                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS

Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned Registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section.

                     REPRESENTATION WITH RESPECT TO CHARGES

Pruco Life Insurance Company represents that the fees and charges deducted under the variable universal life insurance contracts registered by this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Pruco Life Insurance Company.

                   UNDERTAKING WITH RESPECT TO INDEMNIFICATION

The Registrant, in conjunction with certain affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.

Arizona, being the state of organization of Pruco Life Insurance Company ("Pruco"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et seq. of the Arizona Statutes Annotated. The text of Pruco's By-law, Article VIII, which relates to indemnification of officers and directors, is incorporated by reference to Exhibit 3(ii) to its Form 10-Q, SEC File No. 33-37587, filed August 15, 1997.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                       CONTENTS OF REGISTRATION STATEMENT

This Registration Statement comprises the following papers and documents:

The facing sheet.

Cross-reference to items required by Form N-8B-2.

The prospectus consisting of 80 pages.

The undertaking to file reports.

The representation with respect to charges.

The signatures.

Written consents of the following persons:

     1.   PricewaterhouseCoopers LLP, independent accountants.

     2.   Clifford E. Kirsch, Esq.

     3.   Nancy D. Davis, FSA, MAAA

The following exhibits:

     1. The following exhibits correspond to those required by paragraph A of the instructions as to exhibits in Form N-8B-2:

          A. (1) Resolution of Board of Directors of Pruco Life Insurance Company establishing the Pruco Life Variable Universal Account. (Note 8)

               (2)  Not Applicable.

               (3)  Distributing Contracts:

                    (a) Distribution Agreement between Pruco Securities Corporation and Pruco Life Insurance Company. (Note 8)

                    (b) Proposed form of Agreement between Pruco Securities Corporation and independent brokers with respect to the Sale of the Contracts. (Note 8)

                    (c)  Schedule of Sales Commissions. (Note 8)

               (4)  Not Applicable.

               (5)  Variable Universal Life Insurance Contract. (Note 8)

               (6)  (a) Articles of Incorporation of Pruco Life Insurance
                        Company, as amended October 19, 1993. (Note 7)

                    (b) By-laws of Pruco Life Insurance Company, as amended May
                        6, 1997. (Note 9)

               (7)  Not Applicable.

               (8)  Not Applicable.

               (9)  Not Applicable.

               (10) (a) Application Form for Variable Universal Life Insurance
                        Contract. (Note 8)

                    (b) Supplement to the Application for Variable Universal
                        Life Insurance Contract. (Note 10)

               (11) Memorandum describing Pruco Life Insurance Company's
                    issuance, transfer, and redemption procedures for the Contracts pursuant to Rule 6e - 3 (T)(b)(12)(iii). (Note 6)

     2.   See Exhibit 1.A.(5).

     3. Opinion and Consent of Clifford E. Kirsch, Esq. as to the legality of the securities being registered. (Note 1)

     4.   None.

     5.   Not Applicable.

     6. Opinion and Consent of Nancy D. Davis, FSA, MAAA, as to actuarial matters pertaining to the securities being registered. (Note 1)

     7.   Powers of Attorney.


          (a) William M. Bethke, Ira J. Kleinman, Esther H. Milnes, I. Edward Price (Note 2)


          (b)  Kiyofumi Sakaguchi (Note 5)

          (c)  James J. Avery, Jr. (Note 3)

          (d)  Dennis G. Sullivan (Note 4)


(Note 1)  Filed herewith.

(Note 1) Incorporated by reference to Form 10-K, Registration No. 33-08698, filed March 31, 1997 on behalf of the Pruco Life Variable Contract Real Property Account.

(Note 3) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6, Registration No. 333-07451, filed June 25, 1997 on behalf of the Pruco Life Variable Appreciable Account.

(Note 4) Incorporated by reference to Post-Effective Amendment No. 6 for Form S-1, Registration No. 33-86780, filed April 16, 1999 on behalf of the Pruco Life Variable Contract Real Property Account.

(Note 5) Incorporated by reference to Post-Effective Amendment No. 8 to Form S-6, Registration No. 33-49994, filed April 28, 1997 on behalf of the Pruco Life PRUvider Variable Appreciable Account.

(Note 6) Incorporated by reference to Post-Effective Amendment No. 9 to this Registration Statement, filed April 25, 1996.

(Note 7) Incorporated by reference to Form S-6, Registration No. 333-07451, filed July 2, 1996 on behalf of the Pruco Life Variable Appreciable Account.

(Note 8) Incorporated by reference to Post-Effective Amendment No. 10 to this Registration Statement, filed April 28, 1997.

(Note 9) Incorporated by reference to Form 10-Q, Registration No. 33-37587, filed August 15, 1997 on behalf of the Pruco Life Insurance Company.

(Note 10) Incorporated by reference to Post-Effective Amendment No. 11 to this
          Registration Statement, filed April 28, 1998.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, the Pruco Life Variable Universal Account, certifies that this Amendment is filed solely for one or more of the purposes specified in Rule 485(b)(1) under the Securities Act of 1933 and that no material event requiring disclosure in the prospectus, other than one listed in Rule 485(b)(1), has occurred since the effective date of the most recent Post-Effective Amendment to the Registration Statement which included a prospectus and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized and its seal hereunto affixed and attested, all in the city of Newark and the State of New Jersey, on this 23rd day of April, 1999.


(Seal)                                    PRUCO LIFE VARIABLE UNIVERSAL ACCOUNT
                                                      (Registrant)

                                            By: PRUCO LIFE INSURANCE COMPANY
                                                       (Depositor)

Attest: /s/ THOMAS C. CASTANO           By: /s/ ESTHER H. MILNES
        -----------------------             --------------------
            Thomas C. Castano                  Esther H. Milnes
            Assistant Secretary                President


Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 12 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 23rd day of April, 1999.


      SIGNATURE AND TITLE

/s/ *
--------------------------------
Esther H. Milnes
President and Director



/s/ *
--------------------------------
Dennis G. Sullivan
Vice President and Chief
Accounting Officer



/s/ *                                  *By: /s/ THOMAS C. CASTANO
--------------------------------             --------------------
James J. Avery, Jr.                             Thomas C. Castano
Director                                        (Attorney-in-Fact)


/s/ *
--------------------------------
William M. Bethke
Director


/s/ *
--------------------------------
Ira J. Kleinman
Director



/s/ *
--------------------------------
I. Edward Price
Director


/s/ *
--------------------------------
Kiyofumi Sakaguchi
Director

                       CONSENT OF INDEPENDENT ACCOUNTANTS

We hereby consent to the use in the Prospectus constituting part of this Post-Effective Amendment No. 12 to the registration statement on Form S-6 (the "Registration Statement") of our report dated March 19, 1999, relating to the financial statements of the Pruco Life Variable Universal Account, which appears in such Prospectus.

We also consent to the use in the Prospectus constituting part of this Registration Statement of our report dated February 26, 1999, relating to the consolidated financial statements of Pruco Life Insurance Company and Subsidiaries, which appears in such Prospectus.

We also consent to the reference to us under the heading "Experts" in the Prospectus.

PricewaterhouseCoopers LLP

New York, New York
April 23, 1999

                                  EXHIBIT INDEX

              Consent of PricewaterhouseCoopers LLP, independent       Page II-5
              accountants.

     3.       Opinion and Consent of Clifford E. Kirsch, Esq., as      Page II-7
              to the legality of the securities being
              registered.

     6.       Opinion and Consent of Nancy D. Davis, FSA, MAAA, as     Page II-8
              to actuarial  matters pertaining to the
              securities being registered.